UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number:  811-5669
                 ______________________________________________

                                FIFTH THIRD FUNDS
 ______________________________________________________________________________
               (Exact name of registrant as specified in charter)

                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
 ______________________________________________________________________________
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)
              E. Keith Wirtz                               Copy to:
                President                              Vedder Price P.C.
            Fifth Third Funds                      222 North LaSalle Street
        38 Fountain Square Plaza                      Chicago, IL  60601
         Cincinnati, Ohio 45263

        Registrant's telephone number, including area code:  614-470-8000

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2010

ITEM 1.     SCHEDULE OF INVESTMENTS.

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
                                                  ----------        ------------
COMMON STOCKS (96.6%)
AUTO COMPONENTS (1.5%)
Cooper Tire & Rubber Co. (a)                          34,700        $    736,334
                                                                    ------------
BIOTECHNOLOGY (1.5%)
United Therapeutics Corp. *(a)                        12,850             731,037
                                                                    ------------
CAPITAL MARKETS (4.0%)
Ares Capital Corp. (a)                                69,500           1,102,270
Stifel Financial Corp. *(a)                           14,400             825,552
                                                                    ------------
                                                                       1,927,822
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (1.6%)
GeoEye, Inc. *                                        27,000             769,500
                                                                    ------------
COMMUNICATIONS EQUIPMENT (3.9%)
Blue Coat Systems, Inc. *                             14,705             478,353
Harmonic, Inc. *(a)                                   84,306             576,653
Netgear, Inc. *(a)                                    31,178             843,677
                                                                    ------------
                                                                       1,898,683
                                                                    ------------
COMPUTERS & PERIPHERALS (0.8%)
Xyratex, Ltd. (a)                                     22,266             391,882
                                                                    ------------
CONSTRUCTION & ENGINEERING (1.4%)
Orion Marine Group, Inc. *(a)                         35,400             671,184
                                                                    ------------
CONSUMER FINANCE (3.8%)
Cardronics, Inc. *                                    81,500           1,136,110
Cash America International, Inc. (a)                  18,718             693,689
                                                                    ------------
                                                                       1,829,799
                                                                    ------------
CONTAINERS & PACKAGING (1.7%)
Rock-Tenn Co., Class A (a)                            16,100             830,760
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES (3.1%)
American Public Education, Inc. *(a)                  17,800             753,830
ChinaCast Education Corp. *(a)                       109,000             733,570
                                                                    ------------
                                                                       1,487,400
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
TW Telecom, Inc. *                                    30,842             548,988
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
Polypore International, Inc. *(a)                     19,750             349,773
                                                                    ------------
ENERGY-ALTERNATE SOURCES (1.1%)
Comverge, Inc. *(a)                                   46,300             525,042
                                                                    ------------
ENERGY EQUIPMENT & SERVICES (1.0%)
Core Laboratories NV (a)                               3,400             509,626
                                                                    ------------
FINANCE-INVESTMENT BANKER/BROKER (1.5%)
Evercore Partners, Inc., Class A (a)                  20,900             749,056
                                                                    ------------
FOOD-MISC/DIVERSIFIED (0.8%)
Diamond Foods, Inc. (a)                                9,661             412,621
                                                                    ------------
HEALTHCARE EQUIPMENT & SUPPLIES (5.1%)
Conceptus, Inc. *(a)                                  27,500             520,850
Endologix, Inc. *(a)                                 110,700             514,755
Neogen Corp. *(a)                                     30,000             788,700
NuVasive, Inc. *(a)                                   16,244             675,750
                                                                    ------------
                                                                       2,500,055
                                                                    ------------
HEALTHCARE PROVIDERS & SERVICES (8.6%)
Amedisys, Inc. *(a)                                    8,100             466,398
Clarient, Inc. *(a)                                  233,020             703,720
Emergency Medical Services Corp., Class A *           17,408             920,535
Genoptix, Inc. *(a)                                   32,150           1,243,884
HMS Holdings Corp. *(a)                               15,394             823,579
                                                                    ------------
                                                                       4,158,116
                                                                    ------------
HEALTHCARE TECHNOLOGY (1.5%)
Phase Forward, Inc. *(a)                              43,605             733,000
                                                                    ------------
HOTELS RESTAURANTS & LEISURE (3.4%)
Bally Technologies, Inc. *(a)                         18,900             871,668
Gaylord Entertainment Co. *(a)                        23,000             776,250
                                                                    ------------
                                                                       1,647,918
                                                                    ------------
INTERNET (1.3%)
Constant Contact, Inc. *(a)                           24,008             613,404
                                                                    ------------
INTERNET SOFTWARE & SERVICES (2.5%)
Art Technology Group, Inc. *(a)                       80,000             342,400
DealerTrack Holdings, Inc. *(a)                       15,997             243,954
Perficient, Inc. *                                    50,290             627,117
                                                                    ------------
                                                                       1,213,471
                                                                    ------------
IT SERVICES (3.9%)
Cybersource Corp. *(a)                                38,811             996,667
ExlService Holdings, Inc. *                           26,127             415,942
Forrester Research, Inc. *(a)                         15,577             500,177
                                                                    ------------
                                                                       1,912,786
                                                                    ------------
LEISURE TIME (1.7%)
Life Time Fitness, Inc. *(a)                          23,100             849,156
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES (2.9%)
ICON PLC ADR *(a)                                     33,770             985,071
Luminex Corp. *(a)                                    27,350             444,711
                                                                    ------------
                                                                       1,429,782
                                                                    ------------

                                    Continued

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
                                                  ----------        ------------
COMMON STOCKS, CONTINUED
MEDIA (2.4%)
Dolan Media Co. *                                     44,523        $    529,378
Imax Corp. *(a)                                       32,923             622,245
                                                                    ------------
                                                                       1,151,623
                                                                    ------------
MEDICAL-BIOMEDICAL/GENETICS (1.3%)
Human Genome Sciences, Inc. *(a)                      23,000             636,870
                                                                    ------------
NETWORKING PRODUCTS (2.4%)
Acme Packet, Inc. *                                   43,745           1,143,494
                                                                    ------------
OIL-FIELD SERVICES (2.2%)
North American Energy Partners, Inc. *                93,700           1,056,936
                                                                    ------------
PROFESSIONAL SERVICES (1.5%)
CoStar Group, Inc. *(a)                               16,800             738,360
                                                                    ------------
ROAD & RAIL (1.8%)
Knight Transportation, Inc. (a)                       40,100             853,729
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.4%)
Atheros Communications, Inc. *(a)                     15,416             598,757
Entegris, Inc. *(a)                                  144,377             893,694
LTX-Credence Corp. *                                  42,426             143,824
MKS Instruments, Inc. *(a)                            30,685             695,936
Skyworks Solutions, Inc. *(a)                         28,273             476,117
Varian Semiconductor Equipment Associates, Inc. *     23,100             760,914
                                                                    ------------
                                                                       3,569,242
                                                                    ------------
SOFTWARE (6.2%)
Informatica Corp. *(a)                                33,718             843,287
JDA Software Group, Inc. *                            29,400             849,660
PROS Holdings, Inc. *(a)                              25,716             234,016
SolarWinds, Inc. *(a)                                 15,609             289,703
Solera Holdings, Inc.                                 12,181             473,476
Ultimate Software Group, Inc. *(a)                     9,454             316,236
                                                                    ------------
                                                                       3,006,378
                                                                    ------------
SPECIALTY RETAIL (2.9%)
Aeropostale, Inc. *(a)                                21,249             617,071
Monro Muffler Brake, Inc. (a)                         21,900             785,334
                                                                    ------------
                                                                       1,402,405
                                                                    ------------
TEXTILES APPAREL & LUXURY GOODS (3.3%)
DECKERS OUTDOOR CORP. *(a)                             6,052             850,790
Warnaco Group, Inc. (The)*                            15,170             725,733
                                                                    ------------
                                                                       1,576,523
                                                                    ------------
TRANSPORTATION (3.7%)
Aegean Marine Petroleum Network, Inc. (a)             38,900           1,020,736
Atlas Air Worldwide Holdings, Inc. *                  13,700             757,199
                                                                    ------------
                                                                       1,777,935
                                                                    ------------
WIRELESS EQUIPMENT (1.1%)
Aruba Networks, Inc. *(a)                             43,236             543,044
                                                                    ------------
TOTAL COMMON STOCKS                                                   46,883,734
                                                                    ------------
INVESTMENT COMPANIES (28.7%)
State Street Navigator Securities
  Lending Portfolio (c)                           13,903,164          13,903,164
                                                                    ------------
TOTAL INVESTMENT COMPANIES                                            13,903,164
                                                                    ------------
INVESTMENTS IN AFFILIATES (4.2%)
Fifth Third Institutional Money
  Market Fund (b)                                  2,041,558           2,041,558
                                                                    ------------
TOTAL INVESTMENTS IN AFFILIATES                                        2,041,558
                                                                    ------------

TOTAL INVESTMENTS (COST $50,968,400) - 129.5%                         62,828,456

LIABILITIES IN EXCESS OF OTHER ASSETS - (29.5)%                      (14,321,071)
                                                                    ------------

NET ASSETS - 100.0%                                                 $ 48,507,385
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS

*   Non-income producing security.
(a) All or part of this security was on loan.
(b) Investment is in Institutional Shares of underlying fund.
(c) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:

ADR-American Depositary Receipt

                                    Continued

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

At April 30, 2010, Small Cap Growth's investments were in the following countries:

COUNTRY
--------------------------------------------------------------------------------
Bermuda                                                                     0.6%
Canada                                                                      2.7%
Greece                                                                      1.6%
Ireland                                                                     1.6%
Netherlands                                                                 0.8%
United States                                                              92.7%
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

                     See notes to schedules of investments.

MID CAP GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                              SHARES                   VALUE
                                            ----------             -------------
COMMON STOCKS (100.1%)
AEROSPACE & DEFENSE (3.1%)
BE Aerospace, Inc. *                           54,350              $   1,614,738
Precision Castparts Corp.                       9,500                  1,219,230
                                                                   -------------
                                                                       2,833,968
                                                                   -------------
AUTO COMPONENTS (1.6%)
Autoliv, Inc. * (a)                            26,800                  1,467,300
                                                                   -------------
BIOTECHNOLOGY (2.3%)
Alexion Pharmaceuticals, Inc. *                21,500                  1,179,920
United Therapeutics Corp. *                    15,750                    896,018
                                                                   -------------
                                                                       2,075,938
                                                                   -------------
BUILDING PRODUCTS (1.3%)
Masco Corp.                                    73,000                  1,184,790
                                                                   -------------
CAPITAL MARKETS (4.6%)
Affiliated Managers Group, Inc. *              14,000                  1,178,520
Ameriprise Financial, Inc.                     25,000                  1,159,000
Waddell & Reed Financial, Inc.,
   Class A                                     52,150                  1,935,808
                                                                   -------------
                                                                       4,273,328
                                                                   -------------
CHEMICALS (5.2%)
CF Industries Holdings, Inc.                   12,100                  1,012,407
FMC Corp.                                      26,250                  1,670,550
Scotts Miracle-Gro Co. (The),
   Class A                                     21,500                  1,041,675
Valspar Corp.                                  33,000                  1,033,560
                                                                   -------------
                                                                       4,758,192
                                                                   -------------

COMMERCIAL SERVICES & SUPPLIES (1.3%)
Stericycle, Inc. *                             19,850                  1,169,165
                                                                   -------------
COMMUNICATIONS EQUIPMENT (2.2%)
F5 Networks, Inc. *                            16,830                  1,151,677
Juniper Networks, Inc. *                       32,000                    909,120
                                                                   -------------
                                                                       2,060,797
                                                                   -------------

COMPUTERS & PERIPHERALS (3.0%)
NetApp, Inc. *                                 40,500                  1,404,135
Seagate Technology                             75,500                  1,386,935
                                                                   -------------
                                                                       2,791,070
                                                                   -------------

DIVERSIFIED FINANCIAL SERVICES (1.1%)
IntercontinentalExchange, Inc. *                8,950                  1,043,838
                                                                   -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
TW Telecom, Inc. *                             61,387                  1,092,689
                                                                   -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS, (1.1%)
Rovi Corp. *                                   26,867                  1,047,276
                                                                   -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.7%)
Agilent Technologies, Inc. *                   48,000                  1,740,480
Mettler-Toledo International, Inc. *           13,300                  1,668,884
                                                                   -------------
                                                                       3,409,364
                                                                   -------------

ENERGY EQUIPMENT & SERVICES (5.1%)
Cameron International Corp. *                  31,000                  1,223,260
Core Laboratories NV                           10,500                  1,573,845
Oceaneering International, Inc. *              28,950                  1,896,225
                                                                   -------------
                                                                       4,693,330
                                                                   -------------
FOOD PRODUCTS (1.2%)
HJ Heinz Co.                                   22,900                  1,073,323
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.2%)
Edwards Lifesciences Corp. *                   11,750                  1,211,190
ev3, Inc. *                                    42,000                    803,460
                                                                   -------------
                                                                       2,014,650
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (2.0%)
AmerisourceBergen Corp.                        45,250                  1,395,963
SXC Health Solutions Corp. *                    6,689                    466,223
                                                                   -------------
                                                                       1,862,186
                                                                   -------------
HOTELS RESTAURANTS & LEISURE (3.6%)
International Game Technology                  62,800                  1,323,824
Panera Bread Co., Class A * (a)                12,500                    974,250
Starwood Hotels & Resorts
   Worldwide, Inc.                             19,000                  1,035,690
                                                                   -------------
                                                                       3,333,764
                                                                   -------------
HOUSEHOLD DURABLES (1.6%)
Snap-On, Inc.                                  29,950                  1,442,991
                                                                   -------------
HOUSEHOLD PRODUCTS (1.5%)
Church & Dwight Co., Inc.                      20,250                  1,402,313
                                                                   -------------
INDUSTRIAL CONGLOMERATES (2.1%)
McDermott International, Inc. *                70,100                  1,921,441
                                                                   -------------
INSURANCE (1.2%)
Lincoln National Corp.                         36,000                  1,101,240
                                                                   -------------
IT SERVICES (2.0%)
Cognizant Technology Solutions
   Corp., Class A *                            35,772                  1,830,811
                                                                   -------------

                                    Continued

MID CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                              SHARES                   VALUE
                                            ----------             -------------
COMMON STOCKS, CONTINUED
LIFE SCIENCES TOOLS & SERVICES (1.8%)
PerkinElmer, Inc.                              66,150              $   1,657,058
                                                                   -------------
MACHINERY (4.8%)
CNH Global NV                                  29,000                    879,570
Flowserve Corp.                                11,000                  1,260,380
Joy Global, Inc.                               22,500                  1,278,225
Parker Hannifin Corp.                          14,000                    968,520
                                                                   -------------
                                                                       4,386,695
                                                                   -------------

MULTILINE RETAIL (1.3%)
Dollar Tree, Inc. *                            20,250                  1,229,580
                                                                   -------------
PERSONAL PRODUCTS (1.3%)
Estee Lauder Cos., Inc. (The),
   Class A                                     17,500                  1,153,600
                                                                   -------------
PHARMACEUTICALS (1.3%)
Mead Johnson Nutrition Co.                     23,000                  1,187,030
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (2.2%)
Digital Realty Trust, Inc. (a)                 34,800                  2,042,760
                                                                   -------------
ROAD & RAIL (1.9%)
Kansas City Southern *                         42,390                  1,718,914
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT (6.5%)
Atheros Communications, Inc. *                 22,500                    873,900
Broadcom Corp., Class A                        36,000                  1,241,640
Lam Research Corp. *                           28,000                  1,135,400
Marvell Technology Group, Ltd.                 76,500                  1,579,725
Varian Semiconductor Equipment
   Associates, Inc. *                          33,800                  1,113,372
                                                                   -------------
                                                                       5,944,037
                                                                   -------------
SOFTWARE (9.4%)
Autodesk, Inc. *                               40,800                  1,387,608
Citrix Systems, Inc. *                         20,500                    963,500
Informatica Corp. *                            43,500                  1,087,935
Intuit, Inc. *                                 62,507                  2,260,253
Nuance Communications, Inc. *                  70,100                  1,280,727
Salesforce.com, Inc. *                         19,000                  1,626,400
                                                                   -------------
                                                                       8,606,423
                                                                   -------------
SPECIALTY RETAIL (10.2%)
Aeropostale, Inc. *                            57,974                  1,683,565
Dick's Sporting Goods, Inc. *                  49,500                  1,440,945
Guess?, Inc.                                   35,250                  1,616,917
Limited Brands, Inc.                           54,000                  1,447,200
O'Reilly Automotive, Inc. * (a)                32,000                  1,564,480
TJX Cos., Inc.                                 35,050                  1,624,217
                                                                   -------------
                                                                       9,377,324
                                                                   -------------
TEXTILES APPAREL & LUXURY GOODS (1.7%)
Warnaco Group, Inc. (The) *                    33,100                  1,583,504
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS (2.6%)
Beacon Roofing Supply, Inc. *                  46,000                  1,021,200
Fastenal Co. (a)                               25,000                  1,367,250
                                                                   -------------
                                                                       2,388,450
                                                                   -------------
WIRELESS EQUIPMENT (0.9%)
Aruba Networks, Inc. * (a)                     68,600                    861,616
                                                                   -------------
TOTAL COMMON STOCKS                                                   92,020,755
                                                                   -------------
INVESTMENT COMPANIES (8.5%)
State Street Navigator Securities
Lending Portfolio (c)                       7,792,570                  7,792,570
                                                                   -------------
TOTAL INVESTMENT COMPANIES                                             7,792,570
                                                                   -------------
INVESTMENTS IN AFFILIATES (1.2%)
Fifth Third Institutional Money
   Market Fund (b)                          1,122,391                  1,122,391
                                                                   -------------
TOTAL INVESTMENTS IN AFFILIATES                                        1,122,391
                                                                   -------------
TOTAL INVESTMENTS
   (COST $86,137,904) - 109.8%                                       100,935,716

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (9.8)%                                                    (8,997,922)
                                                                   -------------
NET ASSETS - 100.0%                                                $  91,937,794
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS

*     Non-income producing security.
(a)   All or part of this security was on loan.
(b)   Investment is in Institutional Shares of underlying fund.
(c) Represents investments of cash collateral received in connection with securities lending.

At April 30, 2010, Mid Cap Growth's investments were in the following countries:

COUNTRY
--------------------------------------------------------------------------------
Bermuda                                                                     1.6%
Canada                                                                      0.5%
Cayman Islands                                                              1.4%
Netherlands                                                                 2.4%
United States                                                              94.1%
                                                                         -------
TOTAL                                                                     100.0%
                                                                         =======

                     See notes to schedules of investments.

QUALITY GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                              SHARES                   VALUE
                                            ----------             -------------
COMMON STOCKS (97.0%)
AEROSPACE & DEFENSE (1.5%)
Goodrich Corp.                                 68,000              $   5,044,240
                                                                   -------------
AUTO COMPONENTS (1.8%)
Johnson Controls, Inc.                        180,000                  6,046,200
                                                                   -------------
BEVERAGES (0.9%)
Dr. Pepper Snapple Group, Inc.                 97,000                  3,174,810
                                                                   -------------
BIOTECHNOLOGY (3.7%)
Amgen, Inc. *                                  75,000                  4,302,000
Celgene Corp. *                                70,000                  4,336,500
Gilead Sciences, Inc. *                        95,000                  3,768,650
                                                                   -------------
                                                                      12,407,150
                                                                   -------------
CAPITAL MARKETS (1.5%)
Ameriprise Financial, Inc.                    106,000                  4,914,160
                                                                   -------------
CHEMICALS (1.1%)
Monsanto Co.                                   60,000                  3,783,600
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Stericycle, Inc. *                             80,000                  4,712,000
                                                                   -------------
COMMERCIAL SERVICES-FINANCE (1.3%)
Visa, Inc., Class A                            47,000                  4,240,810
                                                                   -------------
COMMUNICATIONS EQUIPMENT (5.2%)
Cisco Systems, Inc. *                         470,000                 12,652,400
Juniper Networks, Inc. *                      175,000                  4,971,750
                                                                   -------------
                                                                      17,624,150
                                                                   -------------
COMPUTERS & PERIPHERALS (10.9%)
Apple, Inc. *                                  49,000                 12,794,880
EMC Corp. *                                   290,000                  5,512,900
Hewlett-Packard Co.                           190,000                  9,874,300
International Business Machines
   Corp.                                       67,000                  8,643,000
                                                                   -------------
                                                                      36,825,080
                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES (1.5%)
JPMorgan Chase & Co.                          115,000                  4,896,700
                                                                   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Agilent Technologies, Inc. *                  128,000                  4,641,280
                                                                   -------------
FOOD & STAPLES RETAILING (1.3%)
Walgreen Co.                                  120,000                  4,218,000
                                                                   -------------
FOOD PRODUCTS (4.3%)
General Mills, Inc.                            80,000                  5,694,400
HJ Heinz Co.                                   70,000                  3,280,900
Kellogg Co.                                    98,000                  5,384,120
                                                                   -------------
                                                                      14,359,420
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (3.3%)
Baxter International, Inc.                     77,000                  3,635,940
Covidien PLC                                   84,000                  4,031,160
Hospira, Inc. *                                65,000                  3,496,350
                                                                   -------------
                                                                      11,163,450
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (3.2%)
Express Scripts, Inc. *                        64,000                  6,408,320
UnitedHealth Group, Inc.                      145,000                  4,394,950
                                                                   -------------
                                                                      10,803,270
                                                                   -------------
HOTELS RESTAURANTS & LEISURE (3.3%)
McDonald's Corp.                               85,000                  6,000,150
Starbucks Corp.                               200,000                  5,196,000
                                                                   -------------
                                                                      11,196,150
                                                                   -------------
HOUSEHOLD PRODUCTS (3.2%)
Colgate-Palmolive Co.                          71,054                  5,975,642
Procter & Gamble Co. (The)                     80,000                  4,972,800
                                                                   -------------
                                                                      10,948,442
                                                                   -------------
INTERNET & CATALOG RETAIL (1.6%)
Amazon.com, Inc. *                             40,000                  5,482,400
                                                                   -------------
INTERNET SOFTWARE & SERVICES (2.6%)
Google, Inc., Class A *                        17,000                  8,932,480
                                                                   -------------
IT SERVICES (1.4%)
Cognizant Technology Solutions
   Corp., Class A *                            90,000                  4,606,200
                                                                   -------------
LIFE SCIENCES TOOLS & SERVICES (1.6%)
Thermo Fisher Scientific, Inc. *              100,000                  5,528,000
                                                                   -------------
MACHINERY (6.5%)
Danaher Corp.                                  70,000                  5,899,600
Flowserve Corp.                                50,000                  5,729,000
Illinois Tool Works, Inc.                     110,000                  5,621,000
Parker Hannifin Corp.                          69,000                  4,773,420
                                                                   -------------
                                                                      22,023,020
                                                                   -------------
MEDIA (2.6%)
Time Warner, Inc.                             100,000                  3,308,000
Walt Disney Co. (The)                         145,000                  5,341,800
                                                                   -------------
                                                                       8,649,800
                                                                   -------------
MULTILINE RETAIL (1.3%)
Kohl's Corp. *                                 80,000                  4,399,200
                                                                   -------------

                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                              SHARES                   VALUE
                                            ----------             -------------
COMMON STOCKS, CONTINUED
MULTI-UTILITIES (0.9%)
MDU Resources Group, Inc.                     136,052              $   2,884,302
                                                                   -------------
OIL & GAS (2.8%)
Anadarko Petroleum Corp.                       75,000                  4,662,000
Occidental Petroleum Corp.                     53,000                  4,698,980
                                                                   -------------
                                                                       9,360,980
                                                                   -------------
OIL COMPANY-EXPLORATION &
PRODUCTION (1.0%)
Petrohawk Energy Corp. *                      154,543                  3,336,583
                                                                   -------------
PERSONAL PRODUCTS (3.0%)
Alberto-Culver Co.                            130,000                  3,744,000
Estee Lauder Cos., Inc. (The),
   Class A                                     98,000                  6,460,160
                                                                   -------------
                                                                      10,204,160
                                                                   -------------
PHARMACEUTICALS (1.5%)
Johnson & Johnson                              80,000                  5,144,000
                                                                   -------------
ROAD & RAIL (1.7%)
Union Pacific Corp.                            75,000                  5,674,500
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (5.4%)
Broadcom Corp., Class A                       155,000                  5,345,950
Intel Corp.                                   400,000                  9,132,000
Marvell Technology Group, Ltd.                180,000                  3,717,000
                                                                   -------------
                                                                      18,194,950
                                                                   -------------

SOFTWARE (6.5%)
Microsoft Corp.                               450,000                 13,743,000
Oracle Corp.                                  315,000                  8,139,600
                                                                   -------------
                                                                      21,882,600
                                                                   -------------

SPECIALTY RETAIL (2.4%)
Home Depot, Inc.                               95,000                  3,346,850
O'Reilly Automotive, Inc. * (c)                95,000                  4,644,550
                                                                   -------------
                                                                       7,991,400
                                                                   -------------
TEXTILES APPAREL & LUXURY GOODS (1.5%)
Nike, Inc., Class B                            68,000                  5,161,880
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS (1.9%)
Fastenal Co. (c)                              120,000                  6,562,800
                                                                   -------------
TOTAL COMMON STOCKS                                                  327,018,167
                                                                   -------------
INVESTMENT COMPANIES (3.2%)
State Street Navigator Securities
   Lending Portfolio (f)                   10,708,500                 10,708,500
                                                                   -------------
TOTAL INVESTMENT COMPANIES                                            10,708,500
                                                                   -------------

                                            PRINCIPAL
                                             AMOUNT
                                           ----------
ASSET-BACKED SECURITIES (0.0%)
MANUFACTURED HOUSING ABS OTHER (0.0%)
Green Tree Financial Corp., Series
   1995-4, Class M1, 7.60%, 6/15/25 (a)    $   93,118                     94,272
                                                                   -------------
OTHER ABS (0.0%)
Aerco, Ltd., Series 2A, Class A3,
   0.69%, 7/15/25 (a) (b) (e)                  63,228                     40,150
                                                                   -------------
TOTAL ASSET-BACKED SECURITIES                                            134,422
                                                                   -------------
CORPORATE BONDS (0.1%)
COMMERCIAL BANKS-CENTRAL U.S. (0.1%)
Bank One Capital III, 8.75%, 9/1/30           165,792                    198,420
                                                                   -------------
TOTAL CORPORATE BONDS                                                    198,420
                                                                   -------------
MORTGAGE-BACKED SECURITIES (0.2%)
WL COLLATERAL CMO OTHER (0.2%)
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 2.97%,
   7/25/35 (a)                                107,713                     70,698
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.81%,
   2/25/35 (a)                                195,060                    186,980
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
        8/25/19                               415,311                    421,736
                                                                   -------------
                                                                         679,414
                                                                   -------------
WL COLLATERAL CMO SEQUENTIAL (0.0%)
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
       9/25/34                                110,691                    101,666
                                                                   -------------
TOTAL MORTGAGE-BACKED SECURITIES                                         781,080
                                                                   -------------
U.S. GOVERNMENT AGENCIES (0.3%)
FANNIE MAE (0.2%)
5.50%, 4/25/37                                263,745                    277,514
6.00%, 8/25/33 (a)                            252,754                    269,413
                                                                   -------------
                                                                         546,927
                                                                   -------------
FREDDIE MAC (0.1%)
5.50%, 3/15/35                                222,635                    226,222
                                                                   -------------

                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT                    VALUE
                                         ------------              -------------
U.S. GOVERNMENT AGENCIES, CONTINUED
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (0.0%)
0.48%, 4/16/46, IO (a) (e)               $  3,041,884              $      78,424
                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCIES                                           851,573
                                                                   -------------

                                             SHARES
                                           ----------
INVESTMENTS IN AFFILIATES (2.1%)
Fifth Third Institutional Money
   Market Fund (d)                          7,050,742                  7,050,742
                                                                   -------------
TOTAL INVESTMENTS IN AFFILIATES                                        7,050,742
                                                                   -------------
TOTAL INVESTMENTS (COST $280,367,095) - 102.9%                       346,742,904

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%                        (9,760,844)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 336,982,060
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)  All or part of this security was on loan.
(d)  Investment is in Institutional Shares of underlying fund.
(e)  Illiquid Securities.
(f) Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
CMO - Collateralized Mortgage Obligation
IO  - Interest Only
WL  - Whole Loan

                     See notes to schedules of investments.

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------      -------------
COMMON STOCKS (98.4%)
AEROSPACE & DEFENSE (3.4%)
United Technologies Corp.                               3,643      $     273,043
                                                                   -------------
AIR FREIGHT & LOGISTICS (1.3%)
United Parcel Service, Inc., Class B (a)                1,465            101,290
                                                                   -------------
AUTO COMPONENTS (1.0%)
Johnson Controls, Inc.                                  2,473             83,068
                                                                   -------------
BEVERAGES (2.8%)
Diageo PLC ADR                                            785             53,490
PepsiCo, Inc.                                           2,614            170,485
                                                                   -------------
                                                                         223,975
                                                                   -------------
CAPITAL MARKETS (2.2%)
Ameriprise Financial, Inc.                              2,383            110,476
BlackRock, Inc. (a)                                       335             61,640
                                                                   -------------
                                                                         172,116
                                                                   -------------
CHEMICALS (3.9%)
Air Products & Chemicals, Inc. (a)                      1,694            130,065
Ecolab, Inc. (a)                                        1,516             74,041
Praxair, Inc. (a)                                       1,306            109,404
                                                                   -------------
                                                                         313,510
                                                                   -------------
COMMERCIAL BANKS (1.8%)
US Bancorp                                              5,424            145,200
                                                                   -------------
COMMUNICATIONS EQUIPMENT (2.3%)
Cisco Systems, Inc. *                                   6,827            183,783
                                                                   -------------
COMPUTERS & PERIPHERALS (6.6%)
Apple, Inc. *                                           1,174            306,555
International Business Machines Corp.                   1,713            220,977
                                                                   -------------
                                                                         527,532
                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES (5.7%)
Bank of America Corp. (a)                               8,769            156,351
CME Group, Inc. (a)                                       330            108,375
JPMorgan Chase & Co.                                    4,542            193,398
                                                                   -------------
                                                                         458,124
                                                                   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.                                              4,877            127,095
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT (3.1%)
Emerson Electric Co. (a)                                3,200            167,136
Roper Industries, Inc. (a)                              1,253             76,458
                                                                   -------------
                                                                         243,594
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (1.4%)
Schlumberger, Ltd. (a)                                  1,609            114,915
                                                                   -------------
FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale Corp. (a)                              1,237             73,082
Wal-Mart Stores, Inc.                                   2,621            140,617
                                                                   -------------
                                                                         213,699
                                                                   -------------
FOOD PRODUCTS (1.0%)
JM Smucker Co. (The)                                    1,333             81,406
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.1%)
Baxter International, Inc.                              1,590             75,080
Medtronic, Inc.                                         2,108             92,098
                                                                   -------------
                                                                         167,178
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (2.0%)
AmerisourceBergen Corp.                                 3,009             92,828
UnitedHealth Group, Inc.                                2,319             70,289
                                                                   -------------
                                                                         163,117
                                                                   -------------
HOTELS RESTAURANTS & LEISURE (2.7%)
Darden Restaurants, Inc. (a)                            1,677             75,046
McDonald's Corp.                                        2,000            141,180
                                                                   -------------
                                                                         216,226
                                                                   -------------
HOUSEHOLD DURABLES (1.2%)
Snap-On, Inc.                                           1,993             96,023
                                                                   -------------
HOUSEHOLD PRODUCTS (2.3%)
Procter & Gamble Co. (The)                              2,985            185,548
                                                                   -------------
INSURANCE (2.9%)
MetLife, Inc.                                           5,154            234,919
                                                                   -------------
INTERNET SOFTWARE & SERVICES (2.1%)
Google, Inc., Class A *                                   322            169,192
                                                                   -------------
MACHINERY (3.5%)
Cummins, Inc. (a)                                       1,888            136,370
Joy Global, Inc.                                        1,321             75,046
Parker Hannifin Corp. (a)                                 960             66,413
                                                                   -------------
                                                                         277,829
                                                                   -------------
MEDIA (1.5%)
Walt Disney Co. (The) (a)                               3,219            118,588
                                                                   -------------
MULTILINE RETAIL (1.9%)
Target Corp. (a)                                        2,618            148,886
                                                                   -------------
MULTI-UTILITIES (2.2%)
Wisconsin Energy Corp. (a)                              3,346            175,698
                                                                   -------------

                                    Continued

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------      -------------
COMMON STOCKS, CONTINUED
OIL & GAS (9.7%)
Apache Corp.                                            1,601      $     162,918
Chevron Corp.                                           1,974            160,763
Exxon Mobil Corp. (a)                                   1,758            119,280
Occidental Petroleum Corp.                              2,318            205,514
Range Resources Corp. (a)                               1,330             63,521
XTO Energy, Inc. (a)                                    1,276             60,635
                                                                   -------------
                                                                         772,631
                                                                   -------------
PHARMACEUTICALS (7.0%)
Abbott Laboratories                                     2,153            110,148
Johnson & Johnson                                       3,297            211,997
Novartis AG ADR (a)                                     2,061            104,802
Teva Pharmaceutical Industries, Ltd. ADR                2,206            129,558
                                                                   -------------
                                                                         556,505
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (0.6%)
HCP, Inc. (a)                                           1,450             46,574
                                                                   -------------
ROAD & RAIL (1.7%)
Canadian Pacific Railway, Ltd.                            795             46,794
CSX Corp.                                               1,589             89,063
                                                                   -------------
                                                                         135,857
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Analog Devices, Inc.                                    2,232             66,804
Intel Corp.                                             4,840            110,497
Xilinx, Inc. (a)                                        4,914            126,683
                                                                   -------------
                                                                         303,984
                                                                   -------------
SOFTWARE (3.4%)
Microsoft Corp.                                         7,068            215,857
Oracle Corp.                                            2,246             58,036
                                                                   -------------
                                                                         273,893
                                                                   -------------
SPECIALTY RETAIL (1.3%)
TJX Cos., Inc. (a)                                      2,165            100,326
                                                                   -------------
TEXTILES APPAREL & LUXURY GOODS (3.3%)
Nike, Inc., Class B (a)                                 1,561            118,495
VF Corp.                                                1,711            147,865
                                                                   -------------
                                                                         266,360
                                                                   -------------
TOBACCO (1.1%)
Philip Morris International, Inc.                       1,710             83,927
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS (1.3%)
WW Grainger, Inc. (a)                                     943            104,239
                                                                   -------------
TOTAL COMMON STOCKS                                                    7,859,850
                                                                   -------------

INVESTMENT COMPANIES (28.6%)
State Street Navigator Securities
   Lending Portfolio (c)                            2,281,884          2,281,884
                                                                   -------------
TOTAL INVESTMENT COMPANIES                                             2,281,884
                                                                   -------------
INVESTMENTS IN AFFILIATES (1.4%)
Fifth Third Institutional Money
   Market Fund (b)                                    107,917            107,917
                                                                   -------------
TOTAL INVESTMENTS IN AFFILIATES                                          107,917
                                                                   -------------
TOTAL INVESTMENTS (COST $8,647,799) - 128.4%                          10,249,651

LIABILITIES IN EXCESS OF OTHER ASSETS - (28.4)%                       (2,265,521)
                                                                   -------------
NET ASSETS - 100.0%                                                $   7,984,130
                                                                   =============

Notes to Schedule of Investments
*    Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

                     See notes to schedules of investments.

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                              SHARES                   VALUE
                                              ------               -------------
COMMON STOCKS (90.2%)
Auto Components (0.7%)
Motorcar Parts of America, Inc. *              47,722              $     296,354
                                                                   -------------
CAPITAL MARKETS (4.8%)
Gladstone Capital Corp.                        34,263                    459,810
MVC Capital, Inc.                              31,162                    440,319
Penson Worldwide, Inc. *                       35,530                    333,982
Sanders Morris Harris Group, Inc.              52,170                    311,455
SWS Group, Inc.                                35,821                    396,538
                                                                   -------------
                                                                       1,942,104
                                                                   -------------
CHEMICALS (0.7%)
Quaker Chemical Corp.                           8,821                    277,597
                                                                   -------------
COMMERCIAL BANKS (7.5%)
Center Bancorp, Inc.                           28,413                    236,396
Center Financial Corp. *                       89,149                    600,864
Independent Bank Corp.                         16,327                    423,522
MainSource Financial Group, Inc.               20,358                    164,696
Northrim BanCorp, Inc.                         15,336                    264,699
Pacific Continental Corp.                      16,755                    194,191
Renasant Corp.                                 21,682                    358,404
Simmons First National Corp., Class A          12,018                    337,466
Sterling Bancorp                               19,099                    204,550
Washington Trust Bancorp, Inc.                 13,383                    242,366
                                                                   -------------
                                                                       3,027,154
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (4.2%)
Barrett Business Services, Inc.                37,405                    576,037
CBIZ, Inc. *                                   56,051                    392,918
Schawk, Inc.                                   23,209                    439,810
SFN Group, Inc. *                              33,000                    282,150
                                                                   -------------
                                                                       1,690,915
                                                                   -------------
COMMUNICATIONS EQUIPMENT (0.7%)
EXFO, Inc. *                                   44,600                    272,060
                                                                   -------------
DISTRIBUTORS (1.3%)
Audiovox Corp., Class A *                      56,710                    527,970
                                                                   -------------
DIVERSIFIED CONSUMER SERVICES (1.1%)
Stewart Enterprises, Inc., Class A             67,600                    458,328
                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES (0.7%)
NGP Capital Resources Co.                      36,130                    276,394
                                                                   -------------
ELECTRIC-INTEGRATED (0.9%)
Pike Electric Corp. *                          33,496                    360,082
                                                                   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.8%)
CTS Corp.                                      33,333                    349,996
Electro Scientific Industries, Inc. *          22,569                    310,775
MTS Systems Corp.                               9,786                    292,308
OSI Systems, Inc. *                             8,244                    214,674
PAR Technology Corp. *                         46,195                    323,827
TTM Technologies, Inc. *                       38,313                    416,079
                                                                   -------------
                                                                       1,907,659
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (2.0%)
ION Geophysical Corp. *                        83,700                    503,037
Mitcham Industries, Inc. *                     42,577                    311,238
                                                                   -------------
                                                                         814,275
                                                                   -------------
FOOD & STAPLES RETAILING (1.1%)
Nash Finch Co.                                 13,034                    456,451
                                                                   -------------
FOOD PRODUCTS (3.2%)
B&G Foods, Inc., Class A                       29,998                    309,879
Inventure Group, Inc. (The) *                  92,518                    359,895
Overhill Farms, Inc. *                        103,040                    624,423
                                                                   -------------
                                                                       1,294,197
                                                                   -------------
GAS-DISTRIBUTION (0.7%)
Chesapeake Utilities Corp.                      9,701                    292,194
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.9%)
Angiodynamics, Inc. *                          20,441                    327,056
Greatbatch, Inc. *                             11,956                    267,097
Kensey Nash Corp. *                            10,190                    230,804
Medical Action Industries, Inc. *              27,829                    330,330
                                                                   -------------
                                                                       1,155,287
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (2.0%)
American Dental Partners, Inc. *               23,623                    304,264
Cross Country Healthcare, Inc. *               23,497                    235,440
Res-Care, Inc. *                               21,812                    253,892
                                                                   -------------
                                                                         793,596
                                                                   -------------
HEALTHCARE TECHNOLOGY (1.0%)
Omnicell, Inc. *                               28,855                    385,214
                                                                   -------------
HOTELS RESTAURANTS & LEISURE (2.4%)
Benihana, Inc., Class A *                      86,140                    586,613
Frisch's Restaurants, Inc.                     16,391                    359,127
                                                                   -------------
                                                                         945,740
                                                                   -------------
HOUSEHOLD PRODUCTS (1.6%)
Inter Parfums, Inc.                            17,353                    299,860
Prestige Brands Holdings, Inc. *               33,799                    329,202
                                                                   -------------
                                                                         629,062
                                                                   -------------

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                              SHARES                   VALUE
                                              ------               -------------
COMMON STOCKS, CONTINUED
INSURANCE (3.8%)
American Equity Investment Life
   Holding Co.                                 27,039              $     284,450
Amerisafe, Inc. *                              15,780                    269,838
Meadowbrook Insurance Group, Inc.              67,883                    536,276
SeaBright Insurance Holdings, Inc.             38,008                    413,527
                                                                   -------------
                                                                       1,504,091
                                                                   -------------
INTERNET SOFTWARE & SERVICES (1.8%)
Infospace, Inc. *                              19,976                    209,149
Perficient, Inc. *                             40,660                    507,030
                                                                   -------------
                                                                         716,179
                                                                   -------------
IT SERVICES (1.6%)
Ciber, Inc. *                                  66,072                    262,306
Ness Technologies, Inc. *                      57,925                    374,774
                                                                   -------------
                                                                         637,080
                                                                   -------------
LIFE SCIENCES TOOLS & SERVICES (0.9%)
Medtox Scientific, Inc. *                      26,837                    343,782
                                                                   -------------
MACHINERY (2.5%)
EnPro Industries, Inc. *                       12,000                    378,960
Federal Signal Corp.                           16,647                    134,175
Flow International Corp. *                     73,652                    232,740
Greenbrier Cos., Inc. *                        15,437                    251,314
                                                                   -------------
                                                                         997,189
                                                                   -------------
MEDIA (0.7%)
Dolan Media Co. *                              24,453                    290,746
                                                                   -------------
OIL & GAS (1.4%)
Gulfport Energy Corp. *                        46,007                    575,088
                                                                   -------------
PAPER & FOREST PRODUCTS (0.8%)
Glatfelter                                     21,692                    318,655
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (5.0%)
Cedar Shopping Centers, Inc.                   46,814                    372,640
Hersha Hospitality Trust                       89,881                    518,613
MHI Hospitality Corp.                         106,382                    395,741
Monmouth Real Estate Investment
   Corp., Class A                              60,406                    468,751
U-Store-It Trust                               27,860                    240,153
                                                                   -------------
                                                                       1,995,898
                                                                   -------------
RETAIL-APPAREL/SHOE (0.6%)
Kenneth Cole Productions, Inc.,
 Class A *                                     18,665                    232,566
                                                                   -------------
RETAIL-CONVENIENCE STORE (1.0%)
Susser Holdings Corp. *                        38,421                    413,794
                                                                   -------------
RETAIL-DISCOUNT (0.8%)
Fred's, Inc., Class A                          21,994                    305,497
                                                                   -------------
ROAD & RAIL (4.8%)
Celadon Group, Inc. *                          44,120                    658,712
Marten Transport, Ltd. *                       15,220                    332,557
Saia, Inc. *                                   27,493                    455,559
USA Truck, Inc. *                              25,727                    473,891
                                                                   -------------
                                                                       1,920,719
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (6.3%)
Applied Micro Circuits Corp. *                 20,290                    228,871
AXT, Inc. *                                    98,900                    432,193
IXYS Corp. *                                   45,349                    409,501
Pericom Semiconductor Corp. *                  35,212                    411,276
Photronics, Inc. *                             57,105                    311,222
Rudolph Technologies, Inc. *                   42,044                    400,680
Ultratech, Inc. *                              22,947                    337,092
                                                                   -------------
                                                                       2,530,835
                                                                   -------------
SOFTWARE (2.1%)
American Software, Inc., Class A               54,079                    345,565
THQ, Inc. *                                    31,579                    240,000
Versant Corp. *                                17,044                    252,763
                                                                   -------------
                                                                         838,328
                                                                   -------------
SPECIALTY RETAIL (3.1%)
Cache, Inc. *                                  60,233                    411,391
Casual Male Retail Group, Inc. *               91,710                    375,094
Group 1 Automotive, Inc. *                      8,200                    254,610
Stein Mart, Inc. *                             20,243                    191,904
                                                                   -------------
                                                                       1,232,999
                                                                   -------------
TELECOM SERVICES (1.0%)
Premiere Global Services, Inc. *               24,819                    232,554
USA Mobility, Inc. *                           11,905                    165,956
                                                                   -------------
                                                                         398,510
                                                                   -------------
THRIFTS & MORTGAGE FINANCE (3.9%)
Berkshire Hills Bancorp, Inc.                  23,195                    487,095
BofI Holding, Inc. *                           33,050                    582,671
WSFS Financial Corp.                           11,562                    486,876
                                                                   -------------
                                                                       1,556,642
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS (2.5%)
Aceto Corp.                                    63,698                    424,866
DXP Enterprises, Inc. *                        35,918                    595,879
                                                                   -------------
                                                                       1,020,745
                                                                   -------------
TRANSPORT-SERVICES (0.6%)
Vitran Corp., Inc.                             17,050                    258,990
                                                                   -------------

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                             SHARES                    VALUE
                                            --------               -------------
COMMON STOCKS, CONTINUED
WATER (0.7%)
Cascal NV                                      38,945              $     262,489
                                                                   -------------
Total Common Stocks                                                   36,153,455
                                                                   -------------
INVESTMENTS IN AFFILIATES (9.9%)
Fifth Third Institutional Money
   Market Fund (a)                          3,955,548                  3,955,548
                                                                   -------------
TOTAL INVESTMENTS IN AFFILIATES                                        3,955,548
                                                                   -------------
TOTAL INVESTMENTS (COST $33,096,141) - 100.1%                         40,109,003
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                           (35,970)
                                                                   -------------
NET ASSETS - 100.0%                                                $  40,073,033
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
*   Non-income producing security.
(a) Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                     --------      -------------
COMMON STOCKS (95.1%)
AEROSPACE & DEFENSE (5.9%)
AAR Corp. *                                           40,413       $     985,269
Ceradyne, Inc. *                                      41,883             929,803
Curtiss-Wright Corp.                                  31,442           1,121,536
Orbital Sciences Corp. *                              56,296           1,034,720
                                                                   -------------
                                                                       4,071,328
                                                                   -------------
CAPITAL MARKETS (1.3%)
SWS Group, Inc.                                       81,413             901,242
                                                                   -------------
CHEMICALS (3.6%)
Innophos Holdings, Inc.                               46,802           1,333,389
Olin Corp.                                            55,818           1,172,178
                                                                   -------------
                                                                       2,505,567
                                                                   -------------
COMMERCIAL BANKS (10.5%)
Community Bank System, Inc.                           33,113             816,898
Glacier Bancorp, Inc.                                 64,926           1,200,482
Old National Bancorp                                  79,755           1,069,514
Renasant Corp.                                        59,855             989,403
TCF Financial Corp.                                   57,409           1,069,530
United Bankshares, Inc.                               36,254           1,052,816
Whitney Holding Corp.                                 77,314           1,059,202
                                                                   -------------
                                                                       7,257,845
                                                                   -------------
COMMERCIAL SERVICES (1.2%)
Navigant Consulting, Inc. *                           67,023             863,256
                                                                   -------------

COMMUNICATIONS EQUIPMENT (2.8%)
Comtech Telecommunications Corp. *                    29,441             919,737
Harmonic, Inc. *                                     149,467           1,022,354
                                                                   -------------
                                                                       1,942,091
                                                                   -------------
DIVERSIFIED CONSUMER SERVICES (3.1%)
Regis Corp.                                           52,126             996,649
Stewart Enterprises, Inc., Class A                   166,322           1,127,663
                                                                   -------------
                                                                       2,124,312
                                                                   -------------
ELECTRIC UTILITIES (4.2%)
Black Hills Corp.                                     37,189           1,223,146
Cleco Corp.                                           35,391             969,714
RRI Energy, Inc. *                                   173,808             707,399
                                                                   -------------
                                                                       2,900,259
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT (2.8%)
EnerSys *                                            36,934              955,852
Polypore International, Inc. *                       56,012              991,972
                                                                   -------------
                                                                       1,947,824
                                                                   -------------
ELECTRIC-INTEGRATED (1.6%)
Pike Electric Corp. *                                104,811           1,126,718
                                                                   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
MTS Systems Corp.                                     26,583             794,034
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (2.9%)
Helix Energy Solutions Group, Inc. *                  71,829           1,047,267
Oil States International, Inc. *                      19,976             965,040
                                                                   -------------
                                                                       2,012,307
                                                                   -------------
ENGINEERING/R&D SERVICES (1.4%)
Granite Construction, Inc.                            28,380             953,852
                                                                   -------------
FOOD (1.4%)
American Italian Pasta Co., Class A *                 25,321             993,343
                                                                   -------------
FOOD & STAPLES RETAILING (1.4%)
Nash Finch Co.                                        27,189             952,159
                                                                   -------------
FOOD PRODUCTS (2.6%)
Corn Products International, Inc.                     22,391             806,076
Fresh Del Monte Produce, Inc.                         48,382           1,009,732
                                                                   -------------
                                                                       1,815,808
                                                                   -------------
GAS-DISTRIBUTION (1.5%)
Southern Union Co.                                    38,978           1,018,495
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.8%)
Conmed Corp. *                                        39,481             878,058
Wright Medical Group, Inc. *                          55,272           1,038,008
                                                                   -------------
                                                                       1,916,066
                                                                   -------------
HOTELS RESTAURANTS & LEISURE (1.4%)
Bob Evans Farms, Inc.                                 32,304             999,163
                                                                   -------------
HOUSEHOLD PRODUCTS (1.5%)
Prestige Brands Holdings, Inc. *                     110,087           1,072,247
                                                                   -------------
INSURANCE (5.4%)
Endurance Specialty Holdings, Ltd.                    29,838           1,099,530
Meadowbrook Insurance Group, Inc.                    126,633           1,000,401
Platinum Underwriters Holdings, Ltd.                  21,603             803,848
SeaBright Insurance Holdings, Inc.                    79,529             865,275
                                                                   -------------
                                                                       3,769,054
                                                                   -------------
INTERNET SOFTWARE & SERVICES (2.9%)
Earthlink, Inc.                                      111,522           1,005,928
United Online, Inc.                                  127,141           1,013,314
                                                                   -------------
                                                                       2,019,242
                                                                   -------------

                                    Continued

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                     --------      -------------
COMMON STOCKS, CONTINUED
LEISURE (1.5%)
International Speedway Corp., Class A                 34,215       $   1,045,611
                                                                   -------------
MACHINERY (1.5%)
Albany International Corp., Class A                   40,544           1,032,656
                                                                   -------------
MACHINERY-ELECTRICAL (1.4%)
Baldor Electric Co.                                   24,709             949,073
                                                                   -------------
METALS & MINING (2.9%)
Coeur d'Alene Mines Corp. *                           62,312           1,116,631
Schnitzer Steel Industries, Inc., Class A             17,158             926,532
                                                                   -------------
                                                                       2,043,163
                                                                   -------------
MULTI-UTILITIES (1.3%)
Vectren Corp.                                         36,325             908,488
                                                                   -------------
OIL & GAS (3.9%)
Holly Corp.                                           34,346             927,342
Penn Virginia Corp.                                   35,660             909,687
Tsakos Energy Navigation, Ltd.                        59,638             873,100
                                                                   -------------
                                                                       2,710,129
                                                                   -------------
PAPER & FOREST PRODUCTS (1.5%)
Glatfelter                                            70,433           1,034,661
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (5.8%)
Brandywine Realty Trust                               76,661             976,661
Entertainment Properties Trust                        23,323           1,019,681
LaSalle Hotel Properties                              41,482           1,093,051
U-Store-It Trust                                     111,427             960,501
                                                                   -------------
                                                                       4,049,894
                                                                   -------------
RETAIL-DISCOUNT (1.8%)
Fred's, Inc., Class A                                 91,525           1,271,282
                                                                   -------------
ROAD & RAIL (2.8%)
Marten Transport, Ltd. *                              41,381             904,175
Werner Enterprises, Inc.                              44,736           1,002,981
                                                                   -------------
                                                                       1,907,156
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Cabot Microelectronics Corp. *                        22,903             878,559
                                                                   -------------
SOFTWARE (1.5%)
THQ, Inc. *                                          137,793           1,047,227
                                                                   -------------
SPECIALTY RETAIL (1.2%)
Jo-Ann Stores, Inc. *                                 18,216             803,690
                                                                   -------------
THRIFTS & MORTGAGE FINANCE (1.4%)
NewAlliance Bancshares, Inc.                          73,988             964,064
                                                                   -------------
TRANSPORT-MARINE (1.2%)
Alexander & Baldwin, Inc.                             23,683             842,641
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
MetroPCS Communications, Inc. *                       71,021             541,890
                                                                   -------------
TOTAL COMMON STOCKS                                                   65,986,396
                                                                   -------------
INVESTMENTS IN AFFILIATES (4.7%)
Fifth Third Institutional Money Market Fund (a)    3,275,112           3,275,112
                                                                   -------------
TOTAL INVESTMENTS IN AFFILIATES                                        3,275,112
                                                                   -------------
TOTAL INVESTMENTS (COST $56,838,005) - 99.8%                          69,261,508

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                             158,954
                                                                   -------------
NET ASSETS - 100.0%                                                $  69,420,462
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

At April 30, 2010, Small Cap Value's investments were in the following countries:

COUNTRY
--------------------------------------------------------------------------------
Bermuda                                                                     4.0%
Cayman Islands                                                              1.5%
United States                                                              94.5%
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

                     See notes to schedules of investments.

ALL CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                SHARES                    VALUE
                                                ------              --------------
COMMON STOCKS (98.4%)
AEROSPACE & DEFENSE (3.0%)
AAR Corp. *                                      64,274             $    1,567,000
Ceradyne, Inc. *                                 17,850                    396,270
General Dynamics Corp.                            8,925                    681,513
United Technologies Corp.                        23,603                  1,769,045
                                                                    --------------
                                                                         4,413,828
                                                                    --------------
BIOTECHNOLOGY (1.7%)
Amgen, Inc. *                                    43,385                  2,488,564
                                                                    --------------
CABLE TV (0.3%)
Time Warner Cable, Inc.                           6,661                    374,681
                                                                    --------------
CAPITAL MARKETS (2.6%)
Ameriprise Financial, Inc.                       43,839                  2,032,376
Legg Mason, Inc. (a)                             58,273                  1,846,671
                                                                    --------------
                                                                         3,879,047
                                                                    --------------
CHEMICALS (2.1%)
Dow Chemical Co. (The)                           64,261                  1,981,166
E.I. du Pont de Nemours & Co.                    26,776                  1,066,756
                                                                    --------------
                                                                         3,047,922
                                                                    --------------
COMMERCIAL BANKS (6.1%)
Keycorp                                         201,709                  1,819,415
Marshall & Ilsley Corp.                         112,974                  1,028,064
Old National Bancorp (a)                         60,691                    813,866
United Bankshares, Inc. (a)                      21,420                    622,037
US Bancorp                                       48,196                  1,290,207
Wells Fargo & Co.                               103,339                  3,421,554
                                                                    --------------
                                                                         8,995,143
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Manpower, Inc.                                    7,331                    411,269
Pitney Bowes, Inc.                               42,841                  1,088,161
                                                                    --------------
                                                                         1,499,430
                                                                    --------------
COMMUNICATIONS EQUIPMENT (0.6%)
Symmetricom, Inc. *                             142,803                    946,784
                                                                    --------------
COMPUTERS & PERIPHERALS (1.1%)
Hewlett-Packard Co.                              30,346                  1,577,082
                                                                    --------------
CONSUMER FINANCE (1.1%)
Discover Financial Services                     107,553                  1,662,769
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES (5.8%)
Bank of America Corp.                           158,868                  2,832,616
JPMorgan Chase & Co.                             91,394                  3,891,557
NYSE Euronext                                    54,514                  1,778,792
                                                                    --------------
                                                                         8,502,965
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.4%)
AT&T, Inc.                                       83,897                  2,186,356
CenturyTel, Inc.                                 32,488                  1,108,166
Qwest Communications International, Inc.        406,536                  2,126,183
Verizon Communications, Inc.                     38,200                  1,103,598
                                                                    --------------
                                                                         6,524,303
                                                                    --------------
ELECTRIC UTILITIES (3.0%)
Edison International                             26,776                    920,291
FirstEnergy Corp.                                46,076                  1,744,898
FPL Group, Inc.                                  17,850                    929,093
Pepco Holdings, Inc.                             49,981                    836,682
                                                                    --------------
                                                                         4,430,964
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Avnet, Inc. *                                    48,538                  1,551,760
Vishay Intertechnology, Inc. *                   53,551                    557,466
                                                                    --------------
                                                                         2,109,226
                                                                    --------------
ENERGY EQUIPMENT & SERVICES (6.9%)
Baker Hughes, Inc. (a)                           29,002                  1,443,140
Nabors Industries, Ltd.                          94,964                  2,048,373
National Oilwell Varco, Inc.                     40,249                  1,772,163
Tidewater, Inc. (a)                              23,173                  1,242,305
Transocean, Ltd.                                 50,189                  3,636,193
                                                                    --------------
                                                                        10,142,174
                                                                    --------------
FOOD & STAPLES RETAILING (1.8%)
Safeway, Inc.                                    49,059                  1,157,792
SUPERVALU, Inc.                                 100,410                  1,496,109
                                                                    --------------
                                                                         2,653,901
                                                                    --------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.2%)
Hologic, Inc. *                                  98,177                  1,754,423
                                                                    --------------
HEALTHCARE PROVIDERS & SERVICES (2.8%)
Omnicare, Inc.                                   51,799                  1,439,494
UnitedHealth Group, Inc.                         87,795                  2,661,067
                                                                    --------------
                                                                         4,100,561
                                                                    --------------
HOTELS RESTAURANTS & LEISURE (1.4%)
Carnival Corp.                                   38,557                  1,607,827
Darden Restaurants, Inc.                          9,357                    418,726
                                                                    --------------
                                                                         2,026,553
                                                                    --------------
HOUSEHOLD DURABLES (0.8%)
Snap-On, Inc.                                    16,065                    774,011
Tupperware Brands Corp.                           8,639                    441,194
                                                                    --------------
                                                                         1,215,205
                                                                    --------------

                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                              SHARES                  VALUE
                                           -----------            --------------
COMMON STOCKS, CONTINUED

HOUSEHOLD PRODUCTS (1.3%)
Energizer Holdings, Inc. *                     29,963             $    1,830,739
                                                                  --------------
INDUSTRIAL CONGLOMERATES (5.4%)
General Electric Co.                          320,794                  6,050,175
Tyco International, Ltd.                       47,471                  1,841,400
                                                                  --------------
                                                                       7,891,575
                                                                  --------------
INSURANCE (6.5%)
Allstate Corp. (The)                           76,324                  2,493,505
Hartford Financial Services Group, Inc.        35,701                  1,019,977
Meadowbrook Insurance Group, Inc.             136,792                  1,080,657
MetLife, Inc.                                  29,259                  1,333,625
Prudential Financial, Inc.                     29,275                  1,860,719
Reinsurance Group of America, Inc.              8,992                    464,257
Travelers Cos., Inc. (The)                     24,990                  1,267,993
                                                                  --------------
                                                                       9,520,733
                                                                  --------------
LEISURE EQUIPMENT & PRODUCTS (0.6%)
Mattel, Inc.                                   39,271                    905,197
                                                                  --------------
MACHINERY (2.8%)
Caterpillar, Inc.                              32,583                  2,218,576
EnPro Industries, Inc. *(a)                    26,342                    831,880
Joy Global, Inc.                               18,207                  1,034,340
                                                                  --------------
                                                                       4,084,796
                                                                  --------------
MEDIA (1.8%)
Time Warner, Inc.                              26,537                    877,844
Viacom, Inc., Class B *                        49,267                  1,740,603
                                                                  --------------
                                                                       2,618,447
                                                                  --------------
METALS & MINING (3.4%)
Alcoa, Inc.                                   173,505                  2,331,907
Coeur d'Alene Mines Corp. *(a)                 89,807                  1,609,342
Schnitzer Steel Industries, Inc.,
   Class A (a)                                 19,812                  1,069,848
                                                                  --------------
                                                                       5,011,097
                                                                  --------------
MULTI-UTILITIES (0.9%)
PG&E Corp.                                     28,561                  1,250,972
                                                                  --------------
OFFICE ELECTRONICS (1.2%)
Xerox Corp.                                   164,140                  1,789,126
                                                                  --------------
OIL & GAS (8.7%)
Apache Corp.                                   29,323                  2,983,908
Chevron Corp.                                  35,701                  2,907,489
ConocoPhillips                                 57,121                  3,380,992
Exxon Mobil Corp.                              30,703                  2,083,199
Holly Corp. (a)                                52,169                  1,408,563
                                                                  --------------
                                                                      12,764,151
                                                                  --------------
PHARMACEUTICALS (5.4%)
Forest Laboratories, Inc. *                   101,346                  2,762,692
Johnson & Johnson                              26,776                  1,721,697
Merck & Co., Inc.                              84,489                  2,960,494
Pfizer, Inc.                                   31,173                    521,213
                                                                  --------------
                                                                       7,966,096
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
Health Care REIT, Inc.                         33,287                  1,495,585
                                                                  --------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (1.9%)
Cabot Microelectronics Corp. *                 24,276                    931,227
Intel Corp.                                    64,758                  1,478,425
Teradyne, Inc. * (a)                           34,454                    421,373
                                                                  --------------
                                                                       2,831,025
                                                                  --------------
SOFTWARE (3.0%)
Cadence Design Systems, Inc. *                107,102                    798,981
Microsoft Corp.                                49,162                  1,501,408
THQ, Inc. * (a)                               268,414                  2,039,946
                                                                  --------------
                                                                       4,340,335
                                                                  --------------
SPECIALTY RETAIL (2.0%)
American Eagle Outfitters, Inc.                72,123                  1,212,388
Best Buy Co., Inc.                             37,110                  1,692,216
                                                                  --------------
                                                                       2,904,604
                                                                  --------------

TEXTILES APPAREL & LUXURY GOODS (1.1%)
VF Corp.                                       17,850                  1,542,597
                                                                  --------------
THRIFTS & MORTGAGE FINANCE (1.2%)
New York Community Bancorp, Inc.              107,102                  1,763,970
                                                                  --------------
TOBACCO (1.1%)
Altria Group, Inc.                             78,541                  1,664,284
                                                                  --------------
TOTAL COMMON STOCKS                                                  144,520,854
                                                                  --------------
INVESTMENT COMPANIES (7.9%)
State Street Navigator Securities
   Lending Portfolio (c)                   11,576,077                 11,576,077
                                                                  --------------

TOTAL INVESTMENT COMPANIES                                            11,576,077
                                                                  --------------

                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES             VALUE
                                                  --------        --------------
INVESTMENTS IN AFFILIATES (1.2%)
Fifth Third Institutional Money
   Market Fund (b)                                1,700,770       $    1,700,770
                                                                  --------------

TOTAL INVESTMENTS IN AFFILIATES                                        1,700,770
                                                                  --------------

TOTAL INVESTMENTS (COST $141,148,210) - 107.5%                       157,797,701
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5)%                      (10,966,545)
                                                                  --------------

NET ASSETS - 100.0%                                               $  146,831,156
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS
*   Non-income producing security.
(a) All or part of this security was on loan.
(b) Investment is in Institutional Shares of underlying fund.
(c) Represents investments of cash collateral received in connection with securities lending.

At April 30, 2010, All Cap Value's investments were in the following countries:

COUNTRY
--------------------------------------------------------------------------------
Bermuda                                                                     1.3%
Switzerland                                                                 3.5%
United States                                                              95.2%
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

                See notes to schedules of investments.

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                     --------      -------------
COMMON STOCKS (97.9%)
AEROSPACE & DEFENSE (3.8%)
General Dynamics Corp.                                85,740       $   6,547,106
Northrop Grumman Corp.                                27,658           1,876,042
United Technologies Corp.                             81,870           6,136,157
                                                                   -------------
                                                                      14,559,305
                                                                   -------------
BIOTECHNOLOGY (1.2%)
Amgen, Inc. *                                         82,974           4,759,389
                                                                   -------------
CAPITAL MARKETS (3.3%)
Ameriprise Financial, Inc.                           188,350           8,731,906
Morgan Stanley                                       134,060           4,051,293
                                                                   -------------
                                                                      12,783,199
                                                                   -------------
CHEMICALS (2.6%)
Dow Chemical Co. (The)                               324,981          10,019,164
                                                                   -------------
COMMERCIAL BANKS (4.1%)
US Bancorp                                           282,441           7,560,946
Wells Fargo & Co.                                    246,432           8,159,363
                                                                   -------------
                                                                      15,720,309
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
Pitney Bowes, Inc. (a)                               172,864           4,390,746
                                                                   -------------
COMPUTERS & PERIPHERALS (1.9%)
Hewlett-Packard Co.                                  142,438           7,402,503
                                                                   -------------
CONSUMER FINANCE (1.8%)
Discover Financial Services                          442,529           6,841,498
                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America Corp.                                490,930           8,753,282
JPMorgan Chase & Co.                                 221,817           9,444,968
                                                                   -------------
                                                                      18,198,250
                                                                   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (5.1%)
CenturyTel, Inc. (a)                                 127,779           4,358,542
Qwest Communications International, Inc. (a)         992,927           5,193,008
Verizon Communications, Inc.                         342,959           9,908,085
                                                                   -------------
                                                                      19,459,635
                                                                   -------------
ELECTRIC UTILITIES (1.8%)
FirstEnergy Corp.                                     98,185           3,718,266
FPL Group, Inc.                                       64,196           3,341,402
                                                                   -------------
                                                                       7,059,668
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (7.1%)
Baker Hughes, Inc. (a)                               165,947           8,257,523
Cameron International Corp. *                         42,870           1,691,650
National Oilwell Varco, Inc.                         179,776           7,915,537
Transocean, Ltd.                                     128,609           9,317,722
                                                                   -------------
                                                                      27,182,432
                                                                   -------------
FOOD & STAPLES RETAILING (0.9%)
SUPERVALU, Inc.                                      229,563           3,420,489
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.2%)
Stryker Corp.                                         82,974           4,766,027
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (2.7%)
UnitedHealth Group, Inc.                             342,958          10,395,057
                                                                   -------------
HOTELS RESTAURANTS & LEISURE (3.3%)
Carnival Corp.                                       172,862           7,208,346
Darden Restaurants, Inc.                             125,843           5,631,474
                                                                   -------------
                                                                      12,839,820
                                                                   -------------
HOUSEHOLD PRODUCTS (1.3%)
Energizer Holdings, Inc. *                            82,974           5,069,711
                                                                   -------------
INDUSTRIAL CONGLOMERATES (5.5%)
General Electric Co.                                 780,510          14,720,418
Tyco International, Ltd.                             160,416           6,222,537
                                                                   -------------
                                                                      20,942,955
                                                                   -------------
INSURANCE (6.6%)
Allstate Corp. (The)                                 103,717           3,388,434
Prudential Financial, Inc.                           150,735           9,580,717
Reinsurance Group of America, Inc.                    83,804           4,326,800
Travelers Cos., Inc. (The)                           159,281           8,081,918
                                                                   -------------
                                                                      25,377,869
                                                                   -------------
INTERNET SOFTWARE & SERVICES (0.5%)
eBay, Inc. *                                          82,975           1,975,635
                                                                   -------------
LEISURE EQUIPMENT & PRODUCTS (0.7%)
Mattel, Inc.                                         107,867           2,486,334
                                                                   -------------
MACHINERY (1.1%)
Caterpillar, Inc.                                     61,408           4,181,271
                                                                   -------------
MEDIA (3.6%)
Time Warner, Inc.                                    195,818           6,477,660
Viacom, Inc., Class B *                              207,434           7,328,643
                                                                   -------------
                                                                      13,806,303
                                                                   -------------
METALS & MINING (1.5%)
Alcoa, Inc.                                          442,529           5,947,590
                                                                   -------------
MULTI-UTILITIES (2.3%)
PG&E Corp.                                           201,903           8,843,351
                                                                   -------------

                                    Continued

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                     --------      -------------
COMMON STOCKS, CONTINUED
OFFICE ELECTRONICS (1.6%)
Xerox Corp.                                           579,297      $   6,314,337
                                                                   -------------
OIL & GAS (10.1%)
Apache Corp.                                           96,802          9,850,571
Chevron Corp.                                         157,650         12,839,016
ConocoPhillips                                        208,540         12,343,483
Occidental Petroleum Corp.                             44,253          3,923,471
                                                                   -------------
                                                                      38,956,541
                                                                   -------------
PHARMACEUTICALS (5.5%)
Forest Laboratories, Inc. *                           311,154          8,482,058
Johnson & Johnson                                      69,144          4,445,959
Merck & Co., Inc.                                     235,645          8,257,001
                                                                   -------------
                                                                      21,185,018
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
Annaly Capital Management, Inc.                       193,607          3,281,639
Health Care, Inc.                                      69,144          3,106,640
                                                                   -------------
                                                                       6,388,279
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Intel Corp.                                           182,543          4,167,457
                                                                   -------------
SOFTWARE (0.5%)
Microsoft Corp.                                        59,465          1,816,061
                                                                   -------------
SPECIALTY RETAIL (1.7%)
Best Buy Co., Inc.                                    144,374          6,583,454
                                                                   -------------
TEXTILES APPAREL & LUXURY GOODS (1.9%)
VF Corp.                                               82,974          7,170,613
                                                                   -------------
THRIFTS & MORTGAGE FINANCE (1.6%)
New York Community Bancorp, Inc. (a)                  380,298          6,263,508
                                                                   -------------
TOBACCO (2.5%)
Altria Group, Inc.                                    445,295          9,435,801
                                                                   -------------
TOTAL COMMON STOCKS                                                  376,709,579
                                                                   -------------
INVESTMENT COMPANIES (4.4%)
State Street Navigator Securities
   Lending Portfolio (c)                           16,813,914         16,813,914
                                                                   -------------
TOTAL INVESTMENT COMPANIES                                            16,813,914
                                                                   -------------
INVESTMENTS IN AFFILIATES (2.0%)
Fifth Third Institutional Money
   Market Fund (b)                                  7,805,799          7,805,799
                                                                   -------------
TOTAL INVESTMENTS IN AFFILIATES                                        7,805,799
                                                                   -------------
TOTAL INVESTMENTS (COST $342,917,938) - 104.3%                       401,329,292

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%                       (16,364,075)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 384,965,217
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) Represents investments of cash collateral received in connection with securities lending.

                     See notes to schedules of investments.

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------      -------------
COMMON STOCKS (125.2%)
AEROSPACE & DEFENSE (4.6%)
Northrop Grumman Corp. (b)                             18,357      $   1,245,155
Raytheon Co. (b)                                       19,910          1,160,753
United Technologies Corp. (b)                          21,866          1,638,857
                                                                   -------------
                                                                       4,044,765
                                                                   -------------
AIR FREIGHT & LOGISTICS (0.1%)
FedEx Corp.                                               352             31,683
United Parcel Service, Inc., Class B (b)                  261             18,046
                                                                   -------------
                                                                          49,729
                                                                   -------------
BEVERAGES (2.2%)
Coca-Cola Co. (The) (b)                                23,713          1,267,460
PepsiCo, Inc. (b)                                      10,625            692,962
                                                                   -------------
                                                                       1,960,422
                                                                   -------------

BIOTECHNOLOGY (1.5%)
Biogen Idec, Inc. * (b)                                19,758          1,052,114
Cephalon, Inc. *                                        4,830            310,086
                                                                   -------------
                                                                       1,362,200
                                                                   -------------
BUILDING PRODUCTS (0.1%)
Masco Corp. (b)                                         2,958             48,008
                                                                   -------------
CAPITAL MARKETS (3.1%)
Ameriprise Financial, Inc.                             24,457          1,133,826
Franklin Resources, Inc. (b)                            8,770          1,014,163
Goldman Sachs Group, Inc. (The) (b)                     4,209            611,147
                                                                   -------------
                                                                       2,759,136
                                                                   -------------
CHEMICALS (1.5%)
CF Industries Holdings, Inc.                              392             32,799
Dow Chemical Co. (The) (b)                             10,242            315,761
E.I. du Pont de Nemours & Co. (b)                      10,511            418,758
Eastman Chemical Co. (b)                                5,801            388,203
PPG Industries, Inc. (b)                                1,792            126,103
                                                                   -------------
                                                                       1,281,624
                                                                   -------------
COMMERCIAL BANKS (3.6%)
Berkshire Hathaway, Inc., Class B *                     6,104            470,008
Comerica, Inc. (b)                                     22,111            928,662
M&T Bank Corp.                                         13,088          1,143,237
Wells Fargo & Co. (b)                                  19,130            633,394
                                                                   -------------
                                                                       3,175,301
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (2.3%)
Avery Dennison Corp. (b)                               22,978            896,831
RR Donnelley & Sons Co. (b)                            50,944          1,094,787
                                                                   -------------
                                                                       1,991,618
                                                                   -------------
COMMUNICATIONS EQUIPMENT (2.7%)
Cisco Systems, Inc. * (b)                               5,982            161,035
Harris Corp. (b)                                       23,197          1,194,182
JDS Uniphase Corp. *                                   82,033          1,065,609
                                                                   -------------
                                                                       2,420,826
                                                                   -------------
COMPUTERS & PERIPHERALS (6.4%)
Apple, Inc. * (b)                                       3,193            833,756
Dell, Inc. * (b)                                       76,592          1,239,259
Hewlett-Packard Co.                                     2,332            121,194
International Business Machines Corp. (b)              18,765          2,420,685
Teradata Corp. * (b)                                   30,289            880,501
Western Digital Corp. *                                 4,657            191,356
                                                                   -------------
                                                                       5,686,751
                                                                   -------------
CONSUMER FINANCE (1.7%)
American Express Co.                                    8,947            412,636
Capital One Financial Corp. (b)                        25,032          1,086,639
                                                                   -------------
                                                                       1,499,275
                                                                   -------------
CONTAINERS & PACKAGING (0.4%)
Ball Corp. (b)                                          4,698            249,981
Bemis Co., Inc.                                         2,415             73,440
Sealed Air Corp.                                        2,370             50,955
                                                                   -------------
                                                                         374,376
                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES (3.9%)
Bank of America Corp. (b)                             139,888          2,494,203
JPMorgan Chase & Co. (b)                               21,578            918,791
                                                                   -------------
                                                                       3,412,994
                                                                   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc. (b)                                        88,570           2,308,134
                                                                   -------------
ELECTRIC UTILITIES (1.0%)
FirstEnergy Corp.                                     20,333             770,011
Pinnacle West Capital Corp.                            3,963             147,978
                                                                   -------------
                                                                         917,989
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
Emerson Electric Co.                                  12,319             643,421
                                                                   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
Flextronics International, Ltd.                        6,488              50,282
Jabil Circuit, Inc. (b)                               61,009             934,658
                                                                   -------------
                                                                         984,940
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (2.3%)
Halliburton Co. (b)                                   17,337             531,379
Nabors Industries, Ltd.                               18,537             399,843
National Oilwell Varco, Inc.                          11,878             522,988
Rowan Cos., Inc. * (b)                                19,248             573,591
                                                                   -------------
                                                                       2,027,801
                                                                   -------------

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------      -------------
COMMON STOCKS, CONTINUED
FOOD & STAPLES RETAILING (1.5%)
SUPERVALU, Inc.                                        18,346      $     273,355
Walgreen Co.                                            4,209            147,946
Wal-Mart Stores, Inc. (b)                              17,201            922,834
                                                                   -------------
                                                                       1,344,135
                                                                   -------------
FOOD PRODUCTS (2.7%)
ConAgra Foods, Inc.                                    16,828            417,503
General Mills, Inc. (b)                                16,290          1,159,522
HJ Heinz Co. (b)                                       17,188            805,601
                                                                   -------------
                                                                       2,382,626
                                                                   -------------
GAS-DISTRIBUTION (0.3%)
Energen Corp.                                           5,580            272,695
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.7%)
Covidien PLC                                           20,754            995,984
Intuitive Surgical, Inc. * (b)                          3,239          1,167,854
Medtronic, Inc.                                         4,559            199,183
                                                                   -------------
                                                                       2,363,021
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (3.4%)
Cardinal Health, Inc. (b)                              32,759          1,136,410
Humana, Inc. *                                          5,296            242,133
Medco Health Solutions, Inc. * (b)                        973             57,329
UnitedHealth Group, Inc. (b)                           10,238            310,314
WellPoint, Inc. * (b)                                  22,512          1,211,146
                                                                   -------------
                                                                       2,957,332
                                                                   -------------

HOTELS RESTAURANTS & LEISURE (2.9%)
McDonald's Corp.                                       18,646          1,316,221
Starbucks Corp. (b)                                    46,275          1,202,224
Wyndham Worldwide Corp. (b)                             2,186             58,607
                                                                   -------------
                                                                       2,577,052
                                                                   -------------
HOUSEHOLD DURABLES (1.4%)
Whirlpool Corp. (b)                                    11,353          1,236,001
                                                                   -------------

HOUSEHOLD PRODUCTS (3.3%)
Kimberly-Clark Corp. (b)                               19,243          1,178,826
Procter & Gamble Co. (The) (b)                         28,242          1,755,523
                                                                   -------------
                                                                       2,934,349
                                                                   -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
Constellation Energy Group, Inc.                       17,797            629,124
                                                                   -------------
INDUSTRIAL CONGLOMERATES (4.7%)
3M Co. (b)                                             15,917          1,411,360
General Electric Co. (b)                              142,987          2,696,735
                                                                   -------------
                                                                       4,108,095
                                                                   -------------
INSURANCE (4.0%)
Arch Capital Group, Ltd.                                5,945            449,323
Assurant, Inc.                                         19,340            704,556
Genworth Financial, Inc., Class A *                    36,483            602,699
Lincoln National Corp. (b)                             14,951            457,351
MetLife, Inc.                                           7,157            326,216
XL Capital, Ltd., Class A                              57,689          1,026,865
                                                                   -------------
                                                                       3,567,010
                                                                   -------------
INTERNET SOFTWARE & SERVICES (3.5%)
Google, Inc., Class A * (b)                             3,693          1,940,450
VeriSign, Inc. *                                       41,546          1,132,959
                                                                   -------------
                                                                       3,073,409
                                                                   -------------
IT SERVICES (1.2%)
Computer Sciences Corp. * (b)                          20,055          1,050,681
                                                                   -------------
LEISURE EQUIPMENT & PRODUCTS (0.9%)
Eastman Kodak Co. *                                    12,991             79,635
Mattel, Inc.                                           30,511            729,802
                                                                   -------------
                                                                         809,437
                                                                   -------------
LIFE SCIENCES TOOLS & SERVICES (1.8%)
PerkinElmer, Inc. (b)                                  28,106            704,055
Thermo Fisher Scientific, Inc. * (b)                   16,243            897,913
                                                                   -------------
                                                                       1,601,968
                                                                   -------------
MACHINERY (3.1%)
Caterpillar, Inc. (b)                                  16,007          1,089,917
Dover Corp. (b)                                         6,985            364,757
Eaton Corp.                                            15,202          1,172,986
Illinois Tool Works, Inc. (b)                           2,141            109,405
                                                                   -------------
                                                                       2,737,065
                                                                   -------------
MEDIA (2.8%)
Gannett Co., Inc. (b)                                  62,039          1,055,904
Time Warner, Inc. (b)                                  42,373          1,401,699
                                                                   -------------
                                                                       2,457,603
                                                                   -------------
METALS & MINING (0.3%)
Reliance Steel & Aluminum Co.                           1,839             89,762
Titanium Metals Corp. *                                 8,575            132,226
                                                                   -------------
                                                                         221,988
                                                                   -------------
MULTILINE RETAIL (1.8%)
Big Lots, Inc. *                                          129              4,928
Kohl's Corp. * (b)                                     13,997            769,695
Macy's, Inc. (b)                                        8,023            186,133
Sears Holdings Corp. *                                    926            112,000
Target Corp.                                            9,653            548,966
                                                                   -------------
                                                                       1,621,722
                                                                   -------------

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------      -------------
COMMON STOCKS, CONTINUED
MULTI-UTILITIES (2.7%)
DTE Energy Co.                                         13,694      $     659,640
Integrys Energy Group, Inc. (b)                        22,520          1,117,217
NiSource, Inc. (b)                                     29,670            483,621
PG&E Corp.                                              1,920             84,096
                                                                   -------------
                                                                       2,344,574
                                                                   -------------
OIL & GAS (9.9%)
Anadarko Petroleum Corp. (b)                            9,979            620,295
Chevron Corp. (b)                                      15,395          1,253,769
ConocoPhillips (b)                                     29,839          1,766,170
EnCana Corp.                                           15,910            526,144
Exxon Mobil Corp. (b)                                  24,640          1,671,824
Marathon Oil Corp. (b)                                 20,406            656,053
Murphy Oil Corp. (b)                                    9,296            559,154
Occidental Petroleum Corp.                              6,328            561,040
Peabody Energy Corp.                                    5,214            243,598
Tesoro Corp. (b)                                       50,364            662,287
XTO Energy, Inc.                                        4,688            222,774
                                                                   -------------
                                                                       8,743,108
                                                                   -------------
OIL GAS & CONSUMABLE FUELS (1.3%)
Pioneer Natural Resources Co.                          17,559          1,126,059
                                                                   -------------
PAPER & FOREST PRODUCTS (1.2%)
International Paper Co. (b)                            27,696            740,591
MeadWestvaco Corp. (b)                                 13,216            359,079
                                                                   -------------
                                                                       1,099,670
                                                                   -------------
PERSONAL PRODUCTS (0.7%)
Estee Lauder Cos., Inc. (The), Class A                  8,849            583,326
                                                                   -------------
PHARMACEUTICALS (6.6%)
Bristol-Myers Squibb Co. (b)                           58,147          1,470,538
Eli Lilly & Co.                                         1,153             40,320
Forest Laboratories, Inc. *                            42,541          1,159,668
Johnson & Johnson (b)                                   7,048            453,186
Mylan, Inc. * (b)                                      51,885          1,143,027
Perrigo Co.                                            18,147          1,107,511
Pfizer, Inc. (b)                                       25,756            430,640
                                                                   -------------
                                                                       5,804,890
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (0.3%)
Host Hotels & Resorts, Inc.                            14,840            241,298
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Intel Corp. (b)                                        89,912          2,052,691
Linear Technology Corp.                                15,022            451,561
Micron Technology, Inc. *                              46,436            434,177
                                                                   -------------
                                                                       2,938,429
                                                                   -------------
SOFTWARE (6.6%)
CA, Inc. (b)                                           47,119          1,074,784
Microsoft Corp. (b)                                    97,125          2,966,198
Oracle Corp.                                           29,188            754,218
Symantec Corp. * (b)                                   63,960          1,072,609
                                                                   -------------
                                                                       5,867,809
                                                                   -------------
SPECIALTY RETAIL (3.7%)
Abercrombie & Fitch Co., Class A                        9,556            417,884
Gap, Inc. (The)        (b)                             45,994          1,137,432
Limited Brands, Inc.                                   40,741          1,091,859
TJX Cos., Inc.                                         12,895            597,554
                                                                   -------------
                                                                       3,244,729
                                                                   -------------
TOBACCO (3.2%)
Philip Morris International, Inc. (b)                  36,285          1,780,868
Reynolds American, Inc. (b)                            19,606          1,047,352
                                                                   -------------
                                                                       2,828,220
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
MetroPCS Communications, Inc. *                        87,079            664,413
Sprint Nextel Corp. *                                  25,136            106,828
                                                                   -------------
                                                                         771,241
                                                                   -------------
TOTAL COMMON STOCKS                                                  110,487,976
                                                                   -------------
INVESTMENTS IN AFFILIATES (3.1%)
Fifth Third Institutional Money
   Market Fund (a)                                  2,774,165          2,774,165
                                                                   -------------
TOTAL INVESTMENTS IN AFFILIATES                                        2,774,165
                                                                   -------------

TOTAL INVESTMENTS (COST $96,283,508) - 128.3%                        113,262,141

SECURITIES SOLD SHORT
   (PROCEEDS $24,530,873) - (29.0)%                                  (25,612,637)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                             619,968
                                                                   -------------

NET ASSETS - 100.0%                                                $  88,269,472
                                                                   =============

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                     --------      -------------
COMMON STOCKS (29.0)%
AEROSPACE & DEFENSE (0.7)%
Precision Castparts Corp.                              (4,711)     $    (604,610)
                                                                   -------------
AGRICULTURAL OPERATIONS (1.0)%
Bunge, Ltd.                                           (16,511)          (874,257)
                                                                   -------------
BEVERAGES (0.4)%
Constellation Brands, Inc., Class A *                 (20,364)          (372,050)
                                                                   -------------
CAPITAL MARKETS (1.7)%
Janus Capital Group, Inc.                             (72,806)        (1,025,109)
Northern Trust Corp.                                   (1,792)           (98,524)
SCANA Corp.                                            (9,541)          (376,583)
                                                                   -------------
                                                                      (1,500,216)
                                                                   -------------
CASINO HOTELS (0.4)%
MGM Mirage *                                          (22,111)          (351,344)
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (3.0)%
Dun & Bradstreet Corp.                                 (7,833)          (602,906)
Iron Mountain, Inc.                                   (37,274)          (937,441)
Monster Worldwide, Inc. *                             (32,676)          (569,543)
Republic Services, Inc.                               (17,225)          (534,492)
                                                                   -------------
                                                                      (2,644,382)
                                                                   -------------
COMPUTERS-INTEGRATED SYSTEMS (0.7)%
Brocade Communications Systems, Inc. *                (91,501)          (593,841)
                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES (0.4)%
Leucadia National Corp. *                             (12,382)          (313,388)
                                                                   -------------
ENERGY-ALTERNATE SOURCES (1.2)%
First Solar, Inc. *                                    (7,221)        (1,036,575)
                                                                   -------------
FINANCE-INVESTMENT BANKER/BROKER (0.3)%
Jefferies Group, Inc.                                  (9,480)          (258,046)
                                                                   -------------
FOOD PRODUCTS (0.8)%
Archer-Daniels-Midland Co.                            (25,616)          (715,711)
                                                                   -------------
GAS-DISTRIBUTION (1.1)%
EQT Corp.                                             (21,396)          (930,512)
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.8)%
Boston Scientific Corp. *                            (122,483)          (842,683)
St. Jude Medical, Inc. *                              (17,722)          (723,412)
                                                                   -------------
                                                                      (1,566,095)
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (0.5)%
Tenet Healthcare Corp. *                              (71,281)          (445,506)
                                                                   -------------
HOTELS RESTAURANTS & LEISURE (1.0)%
Yum! Brands, Inc.                                     (21,749)          (922,593)
                                                                   -------------
HOUSEHOLD DURABLES (1.0)%
Lennar Corp., Class A                                  (1,584)           (31,522)
Pulte Group, Inc. *                                   (64,213)          (840,548)
                                                                   -------------
                                                                        (872,070)
                                                                   -------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS (0.6)%
AES Corp. (The) *                                     (13,866)          (160,014)
NRG Energy, Inc. *                                    (13,286)          (321,123)
                                                                   -------------
                                                                        (481,137)
                                                                   -------------
INDUSTRIAL CONGLOMERATES (1.2)%
McDermott International, Inc. *                       (38,305)        (1,049,940)
                                                                   -------------
INTERNET SOFTWARE & SERVICES (0.4)%
Yahoo!, Inc. *                                        (22,398)          (370,239)
                                                                   -------------
MACHINERY (0.4)%
PACCAR, Inc.                                           (7,916)          (368,252)
                                                                   -------------
MEDICAL INSTRUMENTS (1.1)%
Techne Corp.                                          (14,882)          (985,932)
                                                                   -------------
MEDICAL-BIOMEDICAL/GENETICS (1.0)%
Vertex Pharmaceuticals, Inc. *                        (23,082)          (894,889)
                                                                   -------------
OIL & GAS (1.2)%
Denbury Resources, Inc. *                             (56,520)        (1,082,358)
                                                                   -------------
OIL COMPANY-EXPLORATION & PRODUCTION (1.1)%
EXCO Resources, Inc.                                  (16,337)          (303,052)
Petrohawk Energy Corp. *                              (19,285)          (416,363)
Plains Exploration & Production Co. *                  (8,262)          (242,159)
                                                                   -------------
                                                                        (961,574)
                                                                   -------------
PAPER & FOREST PRODUCTS (0.1)%
Weyerhaeuser Co.                                       (1,139)           (56,403)
                                                                   -------------
PHARMACEUTICALS (0.7)%
Watson Pharmaceuticals, Inc. *                        (14,288)          (611,812)
                                                                   -------------
PROPERTY & CASUALTY INSURANCE (0.0)%
Fidelity National Financial, Inc., Class A             (2,793)           (42,398)
                                                                   -------------
RETAIL-RESTAURANTS (0.9)%
Wendy's/Arby's Group, Inc., Class A                  (146,124)          (775,918)
                                                                   -------------

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                     --------      -------------
COMMON STOCKS, CONTINUED
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7)%
MEMC Electronic Materials, Inc. *                     (50,877)     $    (659,875)
                                                                   -------------
SOFTWARE (2.1)%
Adobe Systems, Inc. *                                 (25,571)          (858,930)
Electronic Arts, Inc. *                               (52,438)        (1,015,724)
                                                                   -------------
                                                                      (1,874,654)
                                                                   -------------
SPECIALTY RETAIL (0.7)%
O'Reilly Automotive, Inc. *                           (13,236)          (646,843)
                                                                   -------------
TOBACCO (0.8)%
Lorillard, Inc.                                        (9,560)          (749,217)
                                                                   -------------
TOTAL COMMON STOCKS                                                  (25,612,637)
                                                                   -------------
TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $24,530,873) - (29.0)%                                $ (25,612,637)
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.
(b) All or part of this security has been designated as collateral for short sales.

                     See notes to schedules of investments.

EQUITY INDEX
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                             SHARES                    VALUE
                                           ----------              -------------
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (2.8%)
Boeing Co. (The)                               20,701              $   1,499,374
General Dynamics Corp.                         10,548                    805,445
Goodrich Corp.                                  3,423                    253,918
Honeywell International, Inc.                  20,908                    992,503
L-3 Communications Holdings, Inc.               3,161                    295,775
Lockheed Martin Corp.                           8,624                    732,091
Northrop Grumman Corp.                          8,280                    561,632
Precision Castparts Corp.                       3,874                    497,189
Raytheon Co.                                   10,367                    604,396
Rockwell Collins, Inc.                          4,299                    279,435
United Technologies Corp.                      25,608                  1,919,320
                                                                   -------------
                                                                       8,441,078
                                                                   -------------
AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson Worldwide, Inc.                     4,555                    274,666
Expeditors International of
   Washington, Inc.                             5,801                    236,333
FedEx Corp.                                     8,557                    770,216
United Parcel Service, Inc., Class B           27,151                  1,877,220
                                                                   -------------
                                                                       3,158,435
                                                                   -------------
AIRLINES (0.1%)
Southwest Airlines Co.                         20,326                    267,897
                                                                   -------------
APPLICATION SOFTWARE (0.1%)
Red Hat, Inc. *                                 5,161                    154,159
                                                                   -------------
AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber Co. (The) *              6,624                     88,961
Johnson Controls, Inc.                         18,370                    617,048
                                                                   -------------
                                                                         706,009
                                                                   -------------
AUTOMOBILES (0.5%)
Ford Motor Co. *                               92,110                  1,199,272
Harley-Davidson, Inc.                           6,407                    216,749
                                                                   -------------
                                                                       1,416,021
                                                                   -------------
BEVERAGES (2.4%)
Brown-Forman Corp., Class B                     2,972                    172,911
Coca-Cola Co. (The)                            63,037                  3,369,328
Coca-Cola Enterprises, Inc.                     8,739                    242,332
Constellation Brands, Inc.,
   Class A *                                    5,462                     99,791
Dr. Pepper Snapple Group, Inc.                  6,949                    227,441
Molson Coors Brewing Co., Class B               4,332                    192,167
PepsiCo, Inc.                                  44,690                  2,914,682
                                                                   -------------
                                                                       7,218,652
                                                                   -------------
BIOTECHNOLOGY (1.4%)
Amgen, Inc. *                                  26,780                  1,536,101
Biogen Idec, Inc. *                             7,373                    392,612
Celgene Corp. *                                12,572                    778,835
Cephalon, Inc. *                                2,049                    131,546
Genzyme Corp. *                                 7,277                    387,427
Gilead Sciences, Inc. *                        24,704                    980,008
                                                                   -------------
                                                                       4,206,529
                                                                   -------------
BUILDING PRODUCTS (0.1%)
Life Technologies Corp. *                       4,945                    270,541
Masco Corp.                                     9,811                    159,232
                                                                   -------------
                                                                         429,773
                                                                   -------------
CABLE TV (0.2%)
Time Warner Cable, Inc.                         9,641                    542,306
                                                                   -------------
CAPITAL MARKETS (2.6%)
Ameriprise Financial, Inc.                      6,987                    323,917
Bank of New York Mellon Corp. (The)            33,040                  1,028,535
Charles Schwab Corp. (The)                     26,734                    515,699
E*Trade Financial Corp. *                      43,534                     73,137
Federated Investors, Inc., Class B (a)          2,422                     58,419
Franklin Resources, Inc.                        4,057                    469,151
Goldman Sachs Group, Inc. (The)                14,391                  2,089,573
Invesco, Ltd.                                  11,726                    269,581
Janus Capital Group, Inc. (a)                   5,023                     70,724
Legg Mason, Inc. (a)                            4,446                    140,894
Morgan Stanley                                 38,233                  1,155,401
Northern Trust Corp.                            6,609                    363,363
SCANA Corp.                                     3,049                    120,344
State Street Corp.                             13,547                    589,295
T Rowe Price Group, Inc.                        7,083                    407,343
                                                                   -------------
                                                                       7,675,376
                                                                   -------------
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.                  5,802                    445,478
Airgas, Inc.                                    2,262                    143,524
CF Industries Holdings, Inc.                    1,328                    111,114
Dow Chemical Co. (The)                         31,457                    969,819
E.I. du Pont de Nemours & Co.                  24,717                    984,725
Eastman Chemical Co.                            1,988                    133,037
Ecolab, Inc.                                    6,461                    315,555
FMC Corp.                                       1,983                    126,198
International Flavors &
   Fragrances, Inc.                             2,162                    108,295
Monsanto Co.                                   14,922                    940,982
PPG Industries, Inc.                            4,536                    319,198
Praxair, Inc.                                   8,377                    701,741
Sigma-Aldrich Corp.                             3,330                    197,469
                                                                   -------------
                                                                       5,497,135
                                                                   -------------
COAL (0.0%)
Massey Energy Co.                               2,367                     86,703
                                                                   -------------

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                             SHARES                    VALUE
                                           ----------              -------------
COMMON STOCKS, CONTINUED
COMMERCIAL BANKS (4.4%)
BB&T Corp.                                     18,888              $     627,837
Berkshire Hathaway, Inc., Class B *            45,256                  3,484,712
Comerica, Inc. (a)                              4,759                    199,878
First Horizon National Corp. * (a)              6,158                     87,136
Huntington Bancshares, Inc.                    19,591                    132,631
Keycorp                                        24,014                    216,606
M&T Bank Corp. (a)                              2,272                    198,459
Marshall & Ilsley Corp.                        14,403                    131,067
PNC Financial Services Group, Inc.             14,137                    950,148
Regions Financial Corp.                        32,615                    288,317
SunTrust Banks, Inc.                           13,655                    404,188
US Bancorp                                     52,324                  1,400,713
Wells Fargo & Co.                             141,675                  4,690,859
Zions Bancorporation                            4,113                    118,167
                                                                   -------------
                                                                      12,930,718
                                                                   -------------
COMMERCIAL SERVICES (0.0%)
Quanta Services, Inc. *                         5,744                    115,627
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison Corp.                            3,064                    119,588
Cintas Corp.                                    3,595                     97,964
Dun & Bradstreet Corp.                          1,395                    107,373
Equifax, Inc.                                   3,456                    116,122
Iron Mountain, Inc.                             4,956                    124,644
Monster Worldwide, Inc. * (a)                   3,435                     59,872
Pitney Bowes, Inc.                              5,673                    144,094
Republic Services, Inc.                         8,856                    274,802
Robert Half International, Inc. (a)             4,064                    111,272
RR Donnelley & Sons Co.                         5,619                    120,752
Stericycle, Inc. *                              2,318                    136,530
                                                                   -------------
                                                                       1,413,013
                                                                   -------------
COMMERCIAL SERVICES-FINANCE (0.6%)
Mastercard, Inc., Class A                       2,639                    654,577
Visa, Inc., Class A                            12,207                  1,101,438
                                                                   -------------
                                                                       1,756,015
                                                                   -------------
COMMUNICATIONS EQUIPMENT (2.7%)
Cisco Systems, Inc. *                         156,576                  4,215,026
Corning, Inc.                                  42,630                    820,628
Harris Corp.                                    3,577                    184,144
JDS Uniphase Corp. *                            6,112                     79,395
Juniper Networks, Inc. *                       14,369                    408,223
Motorola, Inc. *                               63,249                    447,170
Qualcomm, Inc.                                 45,959                  1,780,452
Tellabs, Inc.                                  10,511                     95,440
                                                                   -------------
                                                                       8,030,478
                                                                   -------------
COMPUTERS & PERIPHERALS (5.8%)
Apple, Inc. *                                  24,798                  6,475,254
Dell, Inc. *                                   47,087                    761,867
EMC Corp. *                                    56,135                  1,067,126
Hewlett-Packard Co.                            64,376                  3,345,621
International Business
   Machines Corp.                              35,523                  4,582,467
Lexmark International, Inc.,
   Class A *                                    2,136                     79,139
NetApp, Inc. *                                  9,425                    326,765
QLogic Corp. *                                  3,115                     60,337
SanDisk Corp. *                                 6,255                    249,512
Teradata Corp. *                                4,559                    132,530
Western Digital Corp. *                         6,253                    256,936
                                                                   -------------
                                                                      17,337,554
                                                                   -------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                                     4,890                    258,388
Jacobs Engineering Group, Inc. *                3,407                    164,285
                                                                   -------------
                                                                         422,673
                                                                   -------------
CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co.                            3,455                    197,902
                                                                   -------------
CONSUMER FINANCE (0.8%)
American Express Co.                           32,726                  1,509,323
Capital One Financial Corp.                    12,451                    540,498
Discover Financial Services                    14,866                    229,828
SLM Corp. *                                    13,261                    162,315
                                                                   -------------
                                                                       2,441,964
                                                                   -------------
CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                      2,573                    136,909
Bemis Co., Inc.                                 2,981                     90,652
Owens-Illinois, Inc. *                          4,611                    163,414
Pactiv Corp. *                                  3,619                     91,959
Sealed Air Corp.                                4,346                     93,439
                                                                   -------------
                                                                         576,373
                                                                   -------------
DISTRIBUTORS (0.1%)
Genuine Parts Co.                               4,340                    185,752
                                                                   -------------
DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group, Inc., Class A * (a)               3,516                    201,853
DeVry, Inc.                                     1,693                    105,626
H&R Block, Inc.                                 9,176                    168,013
                                                                   -------------
                                                                         475,492
                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES (4.5%)
Bank of America Corp. (c)                     274,340                  4,891,482
Citigroup, Inc. * (c)                         537,333                  2,348,145
CME Group, Inc.                                 1,822                    598,363
IntercontinentalExchange, Inc. *                2,013                    234,776
JPMorgan Chase & Co.                          108,648                  4,626,232
Leucadia National Corp. *                       5,189                    131,334
Moody's Corp. (a)                               5,377                    132,920
NASDAQ OMX Group, Inc. (The) *                  4,047                     84,987

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                             SHARES                    VALUE
                                           ----------              -------------
COMMON STOCKS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES, CONTINUED
NYSE Euronext                                   7,137              $     232,880
                                                                   -------------
                                                                      13,281,119
                                                                   -------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES (2.4%)
AT&T, Inc. (c)                                161,401                  4,206,110
CenturyTel, Inc.                                8,192                    279,429
Frontier Communications Corp. (a)               8,541                     67,986
Qwest Communications
   International, Inc.                         40,691                    212,814
Verizon Communications, Inc.                   77,547                  2,240,333
Windstream Corp. (a)                           12,495                    138,070
                                                                   -------------
                                                                       7,144,742
                                                                   -------------
ELECTRIC UTILITIES (1.8%)
Allegheny Energy, Inc.                          4,637                    100,994
American Electric Power Co., Inc.              13,073                    448,404
Duke Energy Corp.                              35,805                    600,808
Edison International                            8,910                    306,237
Entergy Corp.                                   5,174                    420,595
Exelon Corp.                                   18,046                    786,625
FirstEnergy Corp.                               8,336                    315,684
FPL Group, Inc.                                11,304                    588,373
Northeast Utilities                             4,798                    133,337
Pepco Holdings, Inc.                            6,081                    101,796
Pinnacle West Capital Corp.                     2,774                    103,581
PPL Corp.                                      10,312                    255,325
Progress Energy, Inc.                           7,783                    310,697
Southern Co.                                   22,434                    775,319
                                                                   -------------
                                                                       5,247,775
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
Emerson Electric Co.                           20,577                  1,074,737
Rockwell Automation, Inc.                       3,904                    237,051
Roper Industries, Inc.                          2,562                    156,333
                                                                   -------------
                                                                       1,468,121
                                                                   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies, Inc. *                    9,539                    345,884
Amphenol Corp., Class A                         4,737                    218,897
FLIR Systems, Inc. *                            4,181                    127,897
Jabil Circuit, Inc.                             5,280                     80,889
Molex, Inc.                                     3,707                     83,074
                                                                   -------------
                                                                         856,641
                                                                   -------------
ENERGY (0.0%)
Helmerich & Payne, Inc.                         2,891                    117,432
                                                                   -------------
ENERGY-ALTERNATE SOURCES (0.1%)
First Solar, Inc. * (a)                         1,329                    190,778
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes, Inc. (a)                         11,743                    584,342
Cameron International Corp. *                   6,685                    263,790
Diamond Offshore Drilling, Inc. (a)             1,901                    150,369
FMC Technologies, Inc. *                        3,336                    225,814
Halliburton Co.                                24,751                    758,618
Nabors Industries, Ltd.                         7,785                    167,923
National Oilwell Varco, Inc.                   11,443                    503,835
Rowan Cos., Inc. * (a)                          3,113                     92,767
Schlumberger, Ltd.                             32,723                  2,337,077
Smith International, Inc.                       6,793                    324,434
                                                                   -------------
                                                                       5,408,969
                                                                   -------------
FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale Corp.                         12,014                    709,787
CVS Caremark Corp.                             38,026                  1,404,300
Kroger Co. (The)                               17,772                    395,072
Safeway, Inc.                                  10,632                    250,916
SUPERVALU, Inc.                                 5,798                     86,390
SYSCO Corp.                                    16,204                    511,074
Walgreen Co.                                   26,941                    946,976
Wal-Mart Stores, Inc.                          58,349                  3,130,424
Whole Foods Market, Inc. *                      4,659                    181,794
                                                                   -------------
                                                                       7,616,733
                                                                   -------------
FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland Co.                     17,573                    490,990
Campbell Soup Co.                               5,158                    184,966
ConAgra Foods, Inc.                            12,126                    296,723
Dean Foods Co. *                                4,958                     77,841
General Mills, Inc.                             9,012                    641,474
Hershey Co. (The)                               4,550                    213,895
HJ Heinz Co.                                    8,648                    405,332
Hormel Foods Corp.                              1,900                     77,444
JM Smucker Co. (The)                            3,255                    198,783
Kellogg Co.                                     6,973                    383,097
Kraft Foods, Inc., Class A                     47,490                  1,405,704
McCormick & Co., Inc. (a)                       3,613                    142,966
Sara Lee Corp.                                 19,069                    271,161
Tyson Foods, Inc., Class A                      8,342                    163,420
                                                                   -------------
                                                                       4,953,796
                                                                   -------------
GAS-DISTRIBUTION (0.2%)
EQT Corp.                                       3,580                    155,694
Nicor, Inc.                                     1,237                     53,822
Oneok, Inc.                                     2,885                    141,769
Questar Corp.                                   4,776                    229,009
                                                                   -------------
                                                                         580,294
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.                     16,481                    778,233
Becton Dickinson & Co.                          6,446                    492,281
Boston Scientific Corp. *                      41,331                    284,357
CR Bard, Inc.                                   2,616                    226,362
DENTSPLY International, Inc.                    4,025                    147,476
Hospira, Inc. *                                 4,481                    241,033

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                             SHARES                    VALUE
                                           ----------              -------------
COMMON STOCKS, CONTINUED
HEALTHCARE EQUIPMENT & SUPPLIES,
   CONTINUED
Intuitive Surgical, Inc. *                      1,065              $     383,996
Medtronic, Inc.                                30,208                  1,319,788
St. Jude Medical, Inc. *                        8,899                    363,257
Stryker Corp.                                   7,729                    443,954
Varian Medical Systems, Inc. *                  3,389                    191,072
Zimmer Holdings, Inc. *                         5,824                    354,740
                                                                   -------------
                                                                       5,226,549
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (2.0%)
Aetna, Inc.                                    11,786                    348,276
AmerisourceBergen Corp.                         7,722                    238,224
Cardinal Health, Inc.                           9,885                    342,911
CIGNA Corp.                                     7,519                    241,059
Coventry Health Care, Inc. *                    4,048                     96,100
DaVita, Inc. *                                  2,822                    176,177
Express Scripts, Inc. *                         7,528                    753,779
Humana, Inc. *                                  4,655                    212,827
Laboratory Corp. of America
   Holdings *                                   2,863                    224,946
McKesson Corp.                                  7,367                    477,455
Medco Health Solutions, Inc. *                 12,690                    747,695
Patterson Cos., Inc.                            2,551                     81,606
Quest Diagnostics, Inc.                         4,110                    234,928
Tenet Healthcare Corp. *                       11,842                     74,012
UnitedHealth Group, Inc.                       31,655                    959,463
WellPoint, Inc. *                              12,140                    653,132
                                                                   -------------
                                                                       5,862,590
                                                                   -------------
HEALTHCARE TECHNOLOGY (0.1%)
Cerner Corp. *                                  1,857                    157,678
                                                                   -------------
HOTELS RESTAURANTS & LEISURE (1.6%)
Carnival Corp.                                 11,869                    494,937
Darden Restaurants, Inc.                        3,824                    171,124
International Game Technology                   8,112                    171,001
Marriott International, Inc.,
   Class A (a)                                  6,961                    255,886
McDonald's Corp.                               29,424                  2,077,040
Starbucks Corp.                                20,329                    528,148
Starwood Hotels & Resorts
   Worldwide, Inc.                              5,109                    278,492
Wyndham Worldwide Corp.                         4,890                    131,101
Wynn Resorts, Ltd.                              1,888                    166,597
Yum! Brands, Inc.                              12,833                    544,376
                                                                   -------------
                                                                       4,818,702
                                                                   -------------
HOUSEHOLD DURABLES (0.5%)
DR Horton, Inc.                                 7,564                    111,115
Fortune Brands, Inc.                            4,156                    217,857
Harman International
   Industries, Inc. *                           1,899                     74,973
Leggett & Platt, Inc.                           4,060                     99,592
Lennar Corp., Class A (a)                       4,449                     88,535
Newell Rubbermaid, Inc.                         7,597                    129,681
Pulte Group, Inc. * (a)                         8,677                    113,582
Snap-On, Inc.                                   1,580                     76,124
Stanley Black & Decker, Inc.                    4,305                    267,556
Whirlpool Corp.                                 2,046                    222,748
                                                                   -------------
                                                                       1,401,763
                                                                   -------------
HOUSEHOLD PRODUCTS (2.4%)
Clorox Co.                                      3,835                    248,125
Colgate-Palmolive Co.                          13,502                  1,135,518
Kimberly-Clark Corp.                           11,385                    697,445
Procter & Gamble Co. (The)                     79,430                  4,937,369
                                                                   -------------
                                                                       7,018,457
                                                                   -------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS (0.2%)
AES Corp. (The) *                              18,280                    210,951
Constellation Energy Group, Inc.                5,499                    194,390
NRG Energy, Inc. *                              7,162                    173,105
                                                                   -------------
                                                                         578,446
                                                                   -------------
INDUSTRIAL CONGLOMERATES (2.5%)
3M Co.                                         19,463                  1,725,784
General Electric Co. (c)                      291,782                  5,503,009
Textron, Inc. (a)                               7,455                    170,272
                                                                   -------------
                                                                       7,399,065
                                                                   -------------
INSURANCE (2.5%)
Aflac, Inc.                                    12,829                    653,766
Allstate Corp. (The)                           14,673                    479,367
American International
   Group, Inc. (a)                              3,690                    143,541
AON Corp.                                       7,297                    309,831
Assurant, Inc.                                  3,185                    116,029
Chubb Corp.                                     8,985                    475,037
Cincinnati Financial Corp. (a)                  4,455                    126,522
Genworth Financial, Inc., Class A *            13,374                    220,938
Hartford Financial Services
   Group, Inc.                                 10,505                    300,128
Lincoln National Corp.                          8,266                    252,857
Loews Corp.                                     9,704                    361,377
Marsh & McLennan Cos., Inc.                    14,553                    352,474
MetLife, Inc.                                  22,400                  1,020,992
Principal Financial Group, Inc.                 8,736                    255,266
Progressive Corp. (The)                        18,365                    368,953
Prudential Financial, Inc.                     12,716                    808,229
Torchmark Corp.                                 2,265                    121,268
Travelers Cos., Inc. (The)                     14,044                    712,592
Unum Group                                      9,089                    222,408

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                             SHARES                    VALUE
                                           ----------              -------------
COMMON STOCKS, CONTINUED
INSURANCE, CONTINUED
XL Capital, Ltd., Class A                       9,355              $     166,519
                                                                   -------------
                                                                       7,468,094
                                                                   -------------
INTERNET & CATALOG RETAIL (0.6%)
Amazon.com, Inc. *                              9,361                  1,283,019
Expedia, Inc.                                   5,782                    136,513
priceline.com, Inc. *                           1,246                    326,514
                                                                   -------------
                                                                       1,746,046
                                                                   -------------
INTERNET SOFTWARE & SERVICES (1.7%)
Akamai Technologies, Inc. * (a)                 4,706                    182,734
eBay, Inc. *                                   30,905                    735,848
Google, Inc., Class A *                         6,609                  3,472,633
VeriSign, Inc. *                                5,017                    136,813
Yahoo!, Inc. *                                 32,547                    538,002
                                                                   -------------
                                                                       5,066,030
                                                                   -------------
IT SERVICES (0.9%)
Automatic Data Processing, Inc.                13,805                    598,585
Cognizant Technology Solutions
   Corp., Class A *                             8,137                    416,452
Computer Sciences Corp. *                       4,201                    220,090
Fidelity National Information
   Services, Inc.                               9,022                    237,188
Fiserv, Inc. *                                  4,165                    212,790
Paychex, Inc. (a)                               8,796                    269,158
SAIC, Inc. *                                    8,337                    145,147
Total System Services, Inc. (a)                 5,394                     86,358
Western Union Co. (The)                        18,671                    340,746
                                                                   -------------
                                                                       2,526,514
                                                                   -------------
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak Co. *                             7,346                     44,958
Hasbro, Inc.                                    3,356                    128,736
Mattel, Inc.                                    9,945                    229,232
                                                                   -------------
                                                                         402,926
                                                                   -------------
LIFE SCIENCES TOOLS & SERVICES (0.4%)
Millipore Corp. *                               1,532                    162,622
PerkinElmer, Inc.                               3,215                     80,536
Thermo Fisher Scientific, Inc. *               11,197                    618,970
Waters Corp. *                                  2,559                    184,222
                                                                   -------------
                                                                       1,046,350
                                                                   -------------
MACHINERY (1.6%)
Caterpillar, Inc.                              17,084                  1,163,249
Cummins, Inc.                                   5,506                    397,698
Danaher Corp.                                   7,165                    603,866
Dover Corp.                                     5,095                    266,061
Eaton Corp.                                     4,523                    348,995
Flowserve Corp.                                 1,527                    174,964
Illinois Tool Works, Inc.                      10,579                    540,587
ITT Corp.                                       5,002                    277,961
PACCAR, Inc.                                    9,959                    463,293
Pall Corp.                                      3,209                    125,119
Parker Hannifin Corp.                           4,397                    304,184
                                                                   -------------
                                                                       4,665,977
                                                                   -------------
MACHINERY-FARM (0.2%)
Deere & Co.                                    11,595                    693,613
                                                                   -------------
MEDIA (2.9%)
CBS Corp., Class B                             18,515                    300,128
Comcast Corp., Class A                         77,598                  1,531,784
DIRECTV, Class A *                             25,573                    926,510
Discovery Communications, Inc.,
   Class A * (a)                                7,754                    300,080
Gannett Co., Inc.                               6,491                    110,477
Interpublic Group of Cos.,
   Inc. (The) *                                13,287                    118,387
McGraw-Hill Cos., Inc. (The)                    8,633                    291,105
Meredith Corp.                                  1,004                     36,074
New York Times Co. (The), Class A * (a)         3,182                     31,565
News Corp., Class A                            61,622                    950,211
Omnicom Group, Inc.                             8,490                    362,183
Scripps Networks Interactive, Inc.,
   Class A                                      2,450                    111,083
Time Warner, Inc.                              31,455                  1,040,531
Viacom, Inc., Class B *                        16,608                    586,761
Walt Disney Co. (The)                          53,039                  1,953,957
Washington Post Co. (The), Class B                167                     84,696
                                                                   -------------
                                                                       8,735,532
                                                                   -------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS (0.0%)
CareFusion Corp. *                              4,849                    133,735
                                                                   -------------
METALS & MINING (1.0%)
AK Steel Holding Corp.                          3,004                     50,317
Alcoa, Inc.                                    27,901                    374,989
Allegheny Technologies, Inc. (a)                2,685                    143,567
Cliffs Natural Resources, Inc.                  3,698                    231,236
Freeport-McMoRan Copper & Gold, Inc.           11,774                    889,290
Newmont Mining Corp.                           13,427                    752,986
Nucor Corp.                                     8,612                    390,296
Titanium Metals Corp. *                         2,309                     35,605
United States Steel Corp.                       3,921                    214,322
                                                                   -------------
                                                                       3,082,608
                                                                   -------------
MULTILINE RETAIL (0.9%)
Big Lots, Inc. *                                2,261                     86,370
Family Dollar Stores, Inc.                      3,784                    149,695
JC Penney Co., Inc.                             6,453                    188,234
Kohl's Corp. *                                  8,384                    461,036
Macy's, Inc.                                   11,513                    267,102
Nordstrom, Inc.                                 4,520                    186,812

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                             SHARES                    VALUE
                                           ----------              -------------
COMMON STOCKS, CONTINUED
MULTILINE RETAIL, CONTINUED
Sears Holdings Corp. * (a)                      1,327              $     160,501
Target Corp.                                   20,573                  1,169,986
                                                                   -------------
                                                                       2,669,736
                                                                   -------------
MULTI-UTILITIES (1.2%)
Ameren Corp.                                    6,479                    168,195
CenterPoint Energy, Inc.                       10,739                    154,212
CMS Energy Corp. (a)                            6,283                    102,161
Consolidated Edison, Inc.                       7,694                    347,769
Dominion Resources, Inc.                       16,411                    685,980
DTE Energy Co.                                  4,510                    217,247
Integrys Energy Group, Inc. (a)                 2,093                    103,834
NiSource, Inc.                                  7,569                    123,375
PG&E Corp.                                     10,155                    444,789
Public Service Enterprise
   Group, Inc.                                 13,836                    444,550
Sempra Energy                                   6,755                    332,211
TECO Energy, Inc.                               5,846                     98,973
Wisconsin Energy Corp.                          3,197                    167,874
Xcel Energy, Inc.                              12,488                    271,614
                                                                   -------------
                                                                       3,662,784
                                                                   -------------
NON-HAZARDOUS WASTE DISPOSAL (0.2%)
Waste Management, Inc.                         13,262                    459,926
                                                                   -------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                    36,971                    402,984
                                                                   -------------
OIL & GAS (9.1%)
Anadarko Petroleum Corp.                       13,470                    837,295
Apache Corp.                                    9,203                    936,497
Cabot Oil & Gas Corp.                           2,835                    102,429
Chesapeake Energy Corp.                        17,826                    424,259
Chevron Corp.                                  54,921                  4,472,766
ConocoPhillips                                 40,660                  2,406,665
Consol Energy, Inc.                             4,954                    221,345
Denbury Resources, Inc. *                      10,814                    207,088
Devon Energy Corp.                             12,218                    822,638
El Paso Corp.                                  19,179                    232,066
EOG Resources, Inc.                             6,907                    774,413
Exxon Mobil Corp. (c)                         129,110                  8,760,113
Hess Corp.                                      7,964                    506,112
Marathon Oil Corp.                             19,359                    622,392
Murphy Oil Corp.                                5,227                    314,404
Noble Energy, Inc.                              4,770                    364,428
Occidental Petroleum Corp.                     22,204                  1,968,607
Peabody Energy Corp.                            7,350                    343,392
Range Resources Corp.                           4,352                    207,852
Southwestern Energy Co. *                       9,464                    375,532
Spectra Energy Corp.                           17,706                    413,258
Sunoco, Inc.                                    3,198                    104,830
Tesoro Corp.                                    3,844                     50,549
Valero Energy Corp.                            15,446                    321,122
Williams Cos., Inc. (The)                      15,959                    376,792
XTO Energy, Inc.                               15,952                    758,039
                                                                   -------------
                                                                      26,924,883
                                                                   -------------
OIL GAS & CONSUMABLE FUELS (0.1%)
Pioneer Natural Resources Co.                   3,160                    202,651
                                                                   -------------
PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.                        11,844                    316,708
MeadWestvaco Corp.                              4,684                    127,264
Weyerhaeuser Co.                                5,780                    286,226
                                                                   -------------
                                                                         730,198
                                                                   -------------

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.                            11,690                    377,938
Estee Lauder Cos., Inc. (The),
   Class A                                      3,232                    213,053
                                                                   -------------
                                                                         590,991
                                                                   -------------
PHARMACEUTICALS (5.8%)
Abbott Laboratories                            42,459                  2,172,202
Allergan, Inc.                                  8,409                    535,569
Bristol-Myers Squibb Co.                       46,876                  1,185,494
Eli Lilly & Co.                                27,750                    970,418
Forest Laboratories, Inc. *                     8,269                    225,413
Johnson & Johnson                              75,256                  4,838,961
King Pharmaceuticals, Inc. *                    6,795                     66,591
Mead Johnson Nutrition Co.                      5,592                    288,603
Merck & Co., Inc.                              85,193                  2,985,163
Mylan, Inc. *                                   8,387                    184,766
Pfizer, Inc.                                  220,697                  3,690,054
Watson Pharmaceuticals, Inc. *                  2,914                    124,777
                                                                   -------------
                                                                      17,268,011
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (1.3%)
Apartment Investment & Management
   Co., Class A                                 3,203                     71,779
AvalonBay Communities, Inc.                     2,230                    232,009
Boston Properties, Inc.                         3,800                    299,668
Equity Residential                              7,709                    348,986
HCP, Inc.                                       8,036                    258,116
Health Care, Inc.                               3,382                    151,953
Host Hotels & Resorts, Inc.                    17,862                    290,436
Kimco Realty Corp.                             11,090                    172,893
Plum Creek Timber Co., Inc.                     4,452                    177,190
ProLogis                                       12,968                    170,789
Public Storage                                  3,710                    359,536
Simon Property Group, Inc.                      7,930                    705,929
Ventas, Inc.                                    4,285                    202,381
Vornado Realty Trust                            4,311                    359,408
                                                                   -------------
                                                                       3,801,073
                                                                   -------------

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                             SHARES                    VALUE
                                           ----------              -------------
COMMON STOCKS, CONTINUED
REAL ESTATE MANAGEMENT &
   DEVELOPMENT (0.0%)
CB Richard Ellis Group, Inc.,
   Class A *                                    7,393              $     128,047
                                                                   -------------
ROAD & RAIL (0.8%)
CSX Corp.                                      10,666                    597,829
Norfolk Southern Corp.                         10,109                    599,767
Ryder System, Inc.                              1,461                    67,966
Union Pacific Corp.                            13,818                  1,045,470
                                                                   -------------
                                                                       2,311,032
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.5%)
Advanced Micro Devices, Inc. *                 15,440                    139,886
Altera Corp.                                    8,133                    206,253
Analog Devices, Inc.                            8,141                    243,660
Applied Materials, Inc.                        36,730                    506,139
Broadcom Corp., Class A                        11,791                    406,672
Intel Corp.                                   151,062                  3,448,746
KLA-Tencor Corp.                                4,706                    160,286
Linear Technology Corp. (a)                     6,112                    183,727
LSI Corp. *                                    17,954                    108,083
MEMC Electronic Materials, Inc. *               6,218                     80,647
Microchip Technology, Inc. (a)                  5,038                    147,160
Micron Technology, Inc. *                      23,263                    217,509
National Semiconductor Corp.                    6,503                     96,114
Novellus Systems, Inc. *                        2,622                     68,696
NVIDIA Corp. *                                 15,175                    238,551
Teradyne, Inc. * (a)                            4,847                     59,279
Texas Instruments, Inc.                        33,961                    883,326
Xilinx, Inc.                                    7,565                    195,026
                                                                   -------------
                                                                       7,389,760
                                                                   -------------
SOFTWARE (4.0%)
Adobe Systems, Inc. *                          14,333                    481,445
Autodesk, Inc. *                                6,282                    213,651
BMC Software, Inc. *                            4,994                    196,564
CA, Inc.                                       10,808                    246,530
Citrix Systems, Inc. *                          5,027                    236,269
Compuware Corp. *                               6,219                     53,483
Electronic Arts, Inc. *                         8,933                    173,032
Intuit, Inc. *                                  8,585                    310,434
McAfee, Inc. *                                  4,340                    150,815
Microsoft Corp. (c)                           208,662                  6,372,538
Novell, Inc. *                                  9,524                     53,430
Oracle Corp.                                  106,891                  2,762,063
Salesforce.com, Inc. *                          3,006                    257,314
Symantec Corp. *                               22,048                    369,745
                                                                   -------------
                                                                      11,877,313
                                                                   -------------
SPECIALTY RETAIL (2.2%)
Abercrombie & Fitch Co., Class A                2,406                    105,214
AutoNation, Inc. * (a)                          2,471                     49,914
AutoZone, Inc. *                                  812                    150,228
Bed Bath & Beyond, Inc. *                       7,165                    329,303
Best Buy Co., Inc.                              9,374                    427,454
GameStop Corp., Class A *                       4,506                    109,541
Gap, Inc. (The)                                13,020                    321,985
Home Depot, Inc.                               46,500                  1,639,125
Limited Brands, Inc.                            7,315                    196,042
Lowe's Cos., Inc.                              40,255                  1,091,716
Office Depot, Inc. *                            7,513                     51,539
O'Reilly Automotive, Inc. * (a)                 3,762                    183,924
RadioShack Corp.                                3,425                     73,809
Ross Stores, Inc.                               3,387                    189,672
Sherwin-Williams Co. (The)                      2,517                    196,502
Staples, Inc.                                  19,936                    469,094
Tiffany & Co.                                   3,403                    164,977
TJX Cos., Inc.                                 11,478                    531,891
Urban Outfitters, Inc. *                        3,548                    133,086
                                                                   -------------
                                                                       6,415,016
                                                                   -------------
TEXTILES APPAREL & LUXURY GOODS (0.5%)
Coach, Inc.                                     8,592                    358,716
Nike, Inc., Class B                            10,664                    809,504
Polo Ralph Lauren Corp.                         1,565                    140,694
VF Corp.                                        2,419                    209,050
                                                                   -------------
                                                                       1,517,964
                                                                   -------------
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.                      12,958                    172,341
People's United Financial, Inc.                10,154                    157,692
                                                                   -------------
                                                                         330,033
                                                                   -------------
TOBACCO (1.5%)
Altria Group, Inc.                             56,895                  1,205,605
Lorillard, Inc.                                 4,234                    331,818
Philip Morris International, Inc.              51,438                  2,524,577
Reynolds American, Inc.                         4,623                    246,961
                                                                   -------------
                                                                       4,308,961
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co. (a)                                3,588                    196,228
WW Grainger, Inc.                               1,683                    186,039
                                                                   -------------
                                                                         382,267
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Corp., Class A *                11,012                    449,400
MetroPCS Communications, Inc. *                 7,138                     54,463

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                             SHARES                    VALUE
                                           ----------              -------------
COMMON STOCKS, CONTINUED
WIRELESS TELECOMMUNICATION SERVICES,
   CONTINUED
Sprint Nextel Corp. *                          81,420              $     346,035
                                                                   -------------
                                                                         849,898
                                                                   -------------
TOTAL COMMON STOCKS                                                  292,804,237
                                                                   -------------
INVESTMENT COMPANIES (1.5%)
State Street Navigator Securities
   Lending Portfolio (d)                    4,390,060                  4,390,060
                                                                   -------------
TOTAL INVESTMENT COMPANIES                                             4,390,060
                                                                   -------------
INVESTMENTS IN AFFILIATES (1.2%)
COMMERCIAL BANKS (0.1%)
Fifth Third Bancorp                            21,742                    324,173
                                                                   -------------
FIFTH THIRD FUNDS (1.1%)
Fifth Third Institutional Money
   Market Fund (b)                          3,272,777                  3,272,777
                                                                   -------------
TOTAL INVESTMENTS IN AFFILIATES                                        3,596,950
                                                                   -------------
TOTAL INVESTMENTS
   (COST $147,513,128) - 101.5%                                      300,791,247

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (1.5)%                                                    (4,385,534)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 296,405,713
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
 *   Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) All or part of this security has been designated as collateral for futures contracts.
(d) Represents investments of cash collateral received in connection with securities lending.

                     See notes to schedules of investments.

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                     --------      -------------
FOREIGN STOCKS (c) (96.5%)
AUSTRALIA (10.0%)
Australia & New Zealand Banking Group, Ltd.           124,370      $   2,743,588
BHP Billiton, Ltd.                                    100,000          3,653,247
Coca-Cola Amatil, Ltd.                                136,268          1,403,485
Commonwealth Bank of Australia                         64,544          3,454,202
Harvey Norman Holdings, Ltd.                          200,000            623,916
MAP Group                                             939,264          2,690,292
National Australia Bank, Ltd.                          65,310          1,669,217
Orica, Ltd.                                            17,801            430,215
Rio Tinto, Ltd. (a)                                    11,436            743,985
Suncorp-Metway, Ltd.                                   63,700            526,068
TABCORP Holdings, Ltd.                                100,000            631,652
Wesfarmers, Ltd.                                      125,540          3,374,109
Westpac Banking Corp.                                 149,955          3,726,793
                                                                   -------------
                                                                      25,670,769
                                                                   -------------
AUSTRIA (1.0%)
Raiffeisen International Bank Holding AG (a)           19,940            973,127
Voestalpine AG                                         39,602          1,495,055
                                                                   -------------
                                                                       2,468,182
                                                                   -------------
BELGIUM (0.1%)
Belgacom SA (a)                                         2,382             83,538
Delhaize Group SA                                        729              60,432
                                                                   -------------
                                                                         143,970
                                                                   -------------
BERMUDA (0.2%)
Seadrill, Ltd. (a)                                     26,150            661,110
                                                                   -------------
CYPRUS (0.1%)
Bank of Cyprus Public Co., Ltd.                        42,620            246,512
                                                                   -------------
DENMARK (2.0%)
AP Moeller - Maersk A/S, Class B (a)                       56            464,557
Coloplast A/S, Class B                                  6,241            697,818
H Lundbeck AS (a)                                      33,064            541,399
Novo Nordisk AS, Class B                               41,240          3,368,377
                                                                   -------------
                                                                       5,072,151
                                                                   -------------
FINLAND (1.5%)
Neste Oil Oyj (a)                                     141,446          2,301,696
Nokia Oyj (a)                                          63,244            769,693
Sampo Oyj, Class A (a)                                 32,968            813,470
                                                                   -------------
                                                                       3,884,859
                                                                   -------------
FRANCE (8.9%)
AXA SA (a)                                             45,765            909,668
BNP Paribas                                            14,759          1,014,403
Bouygues SA (a)                                        41,101          2,047,509
Casino Guichard Perrachon SA (a)                       18,047          1,595,005
Cie Generale de Geophysique-Veritas *                   8,476            251,443
CNP Assurances                                         10,687            894,835
France Telecom SA                                      24,434            535,601
Metropole Television SA (a)                            31,743            817,777
Neopost SA                                              8,000            635,944
PagesJaunes Groupe (a)                                 87,698          1,055,543
Sanofi-Aventis SA (d)                                  62,715          4,294,308
Societe Television Francaise 1 (a)                     84,030          1,549,766
Suez Environnement Co. (a)                              6,061            131,468
Technip SA (a)                                          1,154             92,221
Total SA (a)                                           31,527          1,708,352
Vallourec SA (a)                                       15,772          3,152,961
Vinci SA (a)                                           39,401          2,206,663
                                                                   -------------
                                                                      22,893,467
                                                                   -------------
GERMANY (7.8%)
Allianz SE (a)                                         28,614          3,284,935
BASF SE (a) (d)                                        69,694          4,075,039
Deutsche Telekom AG                                   113,253          1,472,643
E.ON AG (a)                                             7,790            287,664
Hannover Rueckversicherung AG * (a)                    13,695            643,061
HeidelbergCement AG                                    26,229          1,630,372
Henkel AG & Co., KGaA                                  19,409            875,829
Hochtief AG                                            37,793          3,127,220
Infineon Technologies AG * (a)                         42,918            304,394
Linde AG (a)                                            6,697            800,808
Metro AG (a)                                            1,732            104,084
RWE AG (a)                                             34,277          2,804,805
SAP AG                                                 12,086            582,251
                                                                   -------------
                                                                      19,993,105
                                                                   -------------
GREAT BRITAIN (18.4%)
Anglo American PLC *                                   30,803          1,319,258
AstraZeneca PLC                                         4,113            181,856
Barclays PLC                                          576,359          2,950,966
BHP Billiton PLC                                      116,088          3,566,509
BP PLC (d)                                            614,389          5,352,324
British American Tobacco PLC                          111,468          3,500,995
Centrica PLC                                           64,357            288,429
Fresnillo PLC                                          36,137            440,723
GlaxoSmithKline PLC                                    90,853          1,682,588
Home Retail Group PLC                                 344,597          1,451,734
HSBC Holdings PLC                                     259,933          2,648,041
Intercontinental Hotels Group PLC                      18,090            318,199
International Power PLC                               415,547          2,099,525
Investec PLC                                          138,022          1,094,241
Kazakhmys PLC                                          38,190            818,032
Legal & General Group PLC                             582,531            754,538
Man Group PLC                                         110,262            409,916
Marks & Spencer Group PLC                             310,841          1,741,211
National Grid PLC                                      74,991            724,102
Prudential PLC                                        298,050          2,639,677
Rio Tinto PLC                                          27,000          1,361,999

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                     --------      -------------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Royal Dutch Shell PLC, Class A (d)                    142,842      $   4,469,282
Standard Chartered PLC                                 53,160          1,417,016
Unilever PLC                                            6,033            180,726
Vodafone Group PLC                                  1,283,011          2,852,140
Whitbread PLC                                          19,131            449,595
Xstrata PLC                                           167,357          2,771,396
                                                                   -------------
                                                                      47,485,018
                                                                   -------------
GREECE (0.3%)
Coca Cola Hellenic Bottling Co. SA                      5,459            147,925
OPAP SA                                                32,073            651,768
                                                                   -------------
                                                                         799,693
                                                                   -------------
HONG KONG (2.2%)
ASM Pacific Technology, Ltd.                           26,400            251,484
Cathay Pacific Airways, Ltd. *                        192,000            397,656
Hang Seng Bank, Ltd.                                       80              1,091
Hutchison Whampoa, Ltd.                               152,000          1,041,508
New World Development, Ltd.                         1,313,000          2,323,659
Sino Land Co., Ltd.                                   356,000            638,907
Wheelock & Co., Ltd.                                   84,201            257,359
Yue Yuen Industrial Holdings, Ltd.                    242,500            841,914
                                                                   -------------
                                                                       5,753,578
                                                                   -------------
IRELAND (1.2%)
Kerry Group PLC, Class A                               21,816            697,966
Shire PLC                                             105,882          2,336,323
                                                                   -------------
                                                                       3,034,289
                                                                   -------------
ITALY (3.0%)
Enel SpA                                              658,251          3,432,995
ENI SpA                                                69,770          1,564,064
Mediaset SpA                                          307,500          2,442,113
Snam Rete Gas SpA                                      66,276            314,038
                                                                   -------------
                                                                       7,753,210
                                                                   -------------
JAPAN (21.8%)
Aeon Co., Ltd. (a)                                    166,700          1,917,920
Aisin Seiki Co., Ltd.                                   6,218            187,267
Ajinomoto Co., Inc.                                   201,000          1,887,384
Asahi Glass Co., Ltd. (a)                             114,000          1,348,171
Brother Industries, Ltd.                                6,000             72,885
Canon, Inc.                                            39,399          1,798,760
Chiba Bank, Ltd. (The)                                 35,000            222,774
Chubu Electric Power Co., Inc.                         76,300          1,771,199
Dai Nippon Printing Co., Ltd. (a)                     122,000          1,683,028
Daicel Chemical Industries, Ltd. (a)                  164,000          1,046,758
Dainippon Sumitomo Pharma Co., Ltd. (a)               128,000          1,055,709
Daiwa House Industry Co., Ltd.                        144,000          1,546,871
Denso Corp.                                            20,000            579,478
East Japan Railway Co.                                    800             53,434
Electric Power Development Co., Ltd.                    2,600             80,123
FUJIFILM Holdings Corp.                                83,300          2,859,625
Fujitsu, Ltd.                                         198,000          1,401,455
Gunma Bank, Ltd. (The)                                 69,000            372,189
Honda Motor Co., Ltd.                                  53,000          1,790,884
Japan Petroleum Exploration Co. (a)                     4,500            230,463
JFE Holdings, Inc.                                     27,800          1,001,552
JX Holdings, Inc. *                                    21,400            119,376
Kaneka Corp.                                          115,000            719,743
Kuraray Co., Ltd.                                       2,000             26,229
Kyocera Corp.                                           3,000            295,072
Kyushu Electric Power Co., Inc.                        58,600          1,185,609
Meiji Holdings Co., Ltd. (a)                           20,500            740,677
Mitsubishi Corp.                                       25,400            602,736
Mitsubishi Heavy Industries, Ltd. (a)                 122,000            491,069
Mitsubishi UFJ Financial Group, Inc.                  187,462            975,351
Mitsubishi UFJ Lease & Finance Co., Ltd.               24,584            952,743
Mitsui Engineering & Shipbuilding Co., Ltd. (a)        43,000            113,740
MS&AD Insurance Group Holdings                         25,500            732,538
Murata Manufacturing Co., Ltd. (a)                      3,000            176,587
Nippon Electric Glass Co., Ltd.                        21,000            320,416
Nippon Express Co., Ltd.                              308,000          1,448,160
Nippon Paper Group, Inc.                               55,100          1,551,302
Nippon Telegraph & Telephone Corp.                     11,000            446,502
Nissan Motor Co., Ltd. *                              246,332          2,157,575
NTT DoCoMo, Inc. (a)                                      530            824,407
ORIX Corp. (a)                                         29,270          2,680,718
Ricoh Co., Ltd.                                        28,500            487,145
Sekisui Chemical Co., Ltd.                             39,000            266,393
Sharp Corp. (a)                                        54,000            704,617
Showa Denko KK                                        518,000          1,185,069
Softbank Corp.                                         35,300            790,064
Sojitz Corp.                                          218,700            396,190
Sony Corp. (a)                                         87,900          3,004,860
Sumitomo Corp. (a)                                    112,200          1,357,826
Sumitomo Mitsui Financial Group, Inc. (a)              23,800            785,196
Sumitomo Trust & Banking Co., Ltd. (The)               34,000            206,271
Tokyo Electric Power Co., Inc. (The)                   42,000          1,053,753
Tokyo Tatemono Co., Ltd.                               43,000            198,601
Tokyu Land Corp. (a)                                   50,000            214,399
Toppan Printing Co., Ltd. (a)                         273,000          2,493,446
Tosoh Corp.                                           244,077            686,577
Toyoda Gosei Co., Ltd.                                 13,800            378,991
Toyota Motor Corp.                                     44,500          1,718,594
West Japan Railway Co.                                    236            859,151
                                                                   -------------
                                                                      56,255,622
                                                                   -------------

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                     --------      -------------
FOREIGN STOCKS, CONTINUED
LUXEMBOURG (0.1%)
Tenaris SA                                              7,699      $     156,168
                                                                   -------------
NETHERLANDS (1.9%)
Fugro NV                                               44,740          2,919,221
Heineken Holding NV (a)                                14,410            590,498
Koninklijke DSM NV (a)                                  6,489            289,278
Koninklijke Philips Electronics NV                     35,629          1,203,965
                                                                   -------------
                                                                       5,002,962
                                                                   -------------
NORWAY (1.5%)
DnB NOR ASA (a)                                        92,889          1,093,055
Statoil ASA                                           119,299          2,879,891
                                                                   -------------
                                                                       3,972,946
                                                                   -------------
SINGAPORE (1.4%)
Jardine Cycle & Carriage, Ltd.                         30,194            663,363
Keppel Corp., Ltd.                                    298,000          2,116,963
Noble Group, Ltd.                                      31,000             67,080
SembCorp Industries, Ltd.                             215,000            654,026
UOL Group, Ltd.                                        16,000             44,444
                                                                   -------------
                                                                       3,545,876
                                                                   -------------
SPAIN (3.6%)
Banco Bilbao Vizcaya Argentaria SA                     78,811          1,031,953
Banco Santander SA (a)                                333,815          4,193,888
Telefonica SA (d)                                     183,304          4,116,422
                                                                   -------------
                                                                       9,342,263
                                                                   -------------
SWEDEN (3.0%)
Kinnevik Investment AB, Class B                       147,869          2,714,233
Nordea Bank AB                                         23,417            229,828
Svenska Cellulosa AB, Class B (a)                      49,963            654,472
Svenska Handelsbanken AB, Class A (a)                 100,139          2,823,134
Tele2 AB, Class B (a)                                  82,464          1,401,713
                                                                   -------------
                                                                       7,823,380
                                                                   -------------
SWITZERLAND (6.5%)
Credit Suisse Group AG                                 47,655          2,180,060
Geberit AG                                             10,737          1,909,757
Nestle SA (d)                                          99,437          4,852,973
Novartis AG (d)                                        84,706          4,321,803
Roche Holding AG                                        1,849            292,018
Schindler Holding AG                                   14,293          1,250,036
Swiss Reinsurance Co., Ltd.                               535             23,322
Swisscom AG (a)                                         5,782          1,960,079
                                                                   -------------
                                                                      16,790,048
                                                                   -------------

TOTAL FOREIGN STOCKS                                                 248,749,178
                                                                   -------------

INVESTMENT COMPANIES (21.9%)
UNITED STATES (21.9%)
iShares MSCI EAFE Index Fund                           84,100          4,577,563
State Street Navigator Securities
   Lending Portfolio (e)                           51,778,326         51,778,326
                                                                   -------------
                                                                      56,355,889
                                                                   -------------

TOTAL INVESTMENT COMPANIES                                            56,355,889
                                                                   -------------
INVESTMENTS IN AFFILIATES (1.0%)
UNITED STATES (1.0%)
Fifth Third Institutional Money Market Fund (b)     2,590,650          2,590,650
                                                                   -------------
TOTAL INVESTMENTS IN AFFILIATES                                        2,590,650
                                                                   -------------
TOTAL INVESTMENTS (COST $289,133,871) - 119.4%                       307,695,717

LIABILITIES IN EXCESS OF OTHER ASSETS - (19.4)%                      (50,084,464)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 257,611,253
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) The Fund's securities were fair valued at April 30, 2010 using procedures approved by the Board of Trustees.
(d) All or part of this security has been designated as collateral for futures contracts.
(e) Represents investments of cash collateral received in connection with securities lending.

AT APRIL 30, 2010, INTERNATIONAL EQUITY'S INDUSTRY INVESTMENT CONCENTRATIONS, AS A PERCENTAGE OF NET ASSETS, WERE AS FOLLOWS:

Advertising                                                                 0.4%
Airlines                                                                    0.2%
Airport Development/Maintenance                                             1.0%
Athletic Footwear                                                           0.3%
Audio/Video Products                                                        1.2%
Auto/Truck Parts & Equipment Original                                       0.4%
Auto-Cars & Light Trucks                                                    2.2%
Beverages-Non Alcoholic                                                     0.6%
Brewery                                                                     0.2%
Building & Construction-Miscellaneous                                       2.0%
Building & Construction Production-Miscellaneous                            0.7%
Building-Heavy Construction                                                 0.9%
Building Products-Cement & Aggregate                                        0.6%
Building Products-Doors & Windows                                           0.5%
Building-Residential/Commercial                                             0.7%
Cellular Telecom                                                            1.4%
Chemicals-Diversified                                                       2.7%

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Chemicals-Speciality                                                        0.4%
Commercial Banks Non-U.S.                                                  12.9%
Computers-Integrated Systems                                                0.5%
Distribution/Wholesale                                                      0.3%
Diversified Financial Services                                              0.7%
Diversified Manufacturing Operations                                        1.5%
Diversified Minerals                                                        4.4%
Diversified Operations                                                      1.3%
Electric Products-Miscellaneous                                             0.3%
Electric-Generation                                                          -^
Electric-Integrated                                                         4.9%
Electric-Transmission                                                       0.3%
Electronic Components-Miscellaneous                                         0.8%
Electronic Components-Semiconductors                                        0.1%
Electronic Equipment & Instruments                                          0.1%
Engineering/R & D Services                                                  0.3%
Enterprise Software/Services                                                0.2%
Fifth Third Funds                                                           1.0%
Finance-Investment Banker/Broker                                            0.9%
Finance-Leasing Company                                                     1.4%
Finance-Other Services                                                      0.2%
Food-Miscellaneous/Diversified                                              3.3%
Food-Retail                                                                 0.7%
Gambling (Non-Hotel)                                                        0.5%
Gas-Distribution                                                            0.1%
Gas-Transportation                                                          0.1%
Hotels & Motels                                                             0.1%
Household & Personal Products                                               0.3%
Import/Export                                                               0.9%
Industrial Gases                                                            0.3%
Investment Companies                                                       22.9%
Life & Health Insurance                                                     1.3%
Machinery-Electrical                                                        0.5%
Medical Products                                                            0.3%
Medical-Drugs                                                               7.0%
Metal-Copper                                                                0.3%
Metal-Diversified                                                           0.8%
Mining                                                                      0.3%
Multi-Line Insurance                                                        2.0%
Office Automation & Equipment                                               1.1%
Oil & Gas                                                                   0.3%
Oil Company-Exploration & Production                                        0.1%
Oil Company-Integrated                                                      6.2%
Oil Refining & Marketing                                                    0.9%
Oil-Field Services                                                          1.2%
Paper & Related Products                                                    0.9%
Photo Equipment & Supplies                                                  1.1%
Printing-Commercial                                                         1.6%
Property & Casualty Insurance                                               0.3%
Real Estate Operations/Development                                          1.4%
Reinsurance                                                                 0.3%
Retail-Discount                                                             0.2%
Retail-Major Department Store                                               1.2%
Retail-Miscellaneous/Diversified                                            0.7%
Retail-Restaurants                                                          0.2%
Semiconductor Equipment                                                     0.1%
Shipbuilding                                                                 -^
Steel-Producers                                                             2.3%
Telecom Services                                                            0.5%
Telephone-Integrated                                                        3.7%
Television                                                                  1.9%
Textiles                                                                     -^
Tobacco                                                                     1.4%
Transportation-Marine                                                       0.2%
Transportation-Rail                                                         0.4%
Transportation-Truck                                                        0.6%
Water                                                                       0.1%
Wireless Equipment                                                          0.3%

-----------------------------------
^ Amount is less than 0.05%.

                     See notes to schedules of investments.

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
ASSET-BACKED SECURITIES (3.4%)
AUTOMOBILES SEQUENTIAL (0.7%)
Honda Auto Receivables Owner Trust,
   Series 2009-3, Class A3, 2.31%, 5/15/13                  $       250,000              $      254,357
Hyundai Auto Receivables Trust,
   Series 2009-A, Class A3, 2.03%, 8/15/13                          415,000                     420,785
                                                                                         --------------
                                                                                                675,142
                                                                                         --------------
MANUFACTURED HOUSING ABS OTHER (0.9%)
Mid-State Trust, Series 2005-1, Class
   M2, 7.08%, 1/15/40                                             1,025,203                     894,655
                                                                                         --------------
OTHER ABS (1.8%)
Aerco, Ltd., Series 2A, Class A3,
   0.69%, 7/15/25 (a) (b) (g)                                       695,515                     441,652
Dunkin Securitization, Series 2006-1,
   Class A2, 5.78%, 6/20/31 (b)                                     850,000                     832,414
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI3, 0.43%, 4/25/36 (a)                   654,762                     603,174
                                                                                         --------------
                                                                                              1,877,240
                                                                                         --------------
TOTAL ASSET-BACKED SECURITIES                                                                 3,447,037
                                                                                         --------------
CORPORATE BONDS (22.8%)
AEROSPACE & DEFENSE (0.9%)
United Technologies Corp., 4.50%, 4/15/20 (c)                       850,000                     868,337
                                                                                         --------------
CABLE TV (1.0%)
COX Communications, Inc., 7.75%, 11/1/10                          1,000,000                   1,032,320
                                                                                         --------------
COMMERCIAL BANKS-CENTRAL U.S. (0.5%)
SunTrust Bank, 3.00%, 11/16/11                                      500,000                     516,358
                                                                                         --------------
COMMERCIAL BANKS-EASTERN U.S. (0.4%)
Emigrant Capital Trust, 2.87%, 12/10/33, (Callable
   6/1/10 @ 100) (a) (b)                                          1,000,000                     378,220
                                                                                         --------------
COMMERCIAL BANKS-SOUTHERN U.S. (1.6%)
First Tennessee Capital II, Series B,
   6.30%, 4/15/34, (Callable 6/1/10 @ 100)                        1,500,000                   1,094,058
Union Planters Corp., 4.38%, 12/1/10                                500,000                     502,833
                                                                                         --------------
                                                                                              1,596,891
                                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES (1.1%)
General Electric Capital Corp.,
   6.88%, 1/10/39                                                 1,000,000                   1,098,463
                                                                                         --------------

ELECTRIC-INTEGRATED (1.0%)
FPL Group Capital, Inc., 6.65%,
   6/15/67, (Callable 6/15/17 @ 100) (a)                          1,000,000                     970,000
                                                                                         --------------

ENTERPRISE SOFTWARE/SERVICES (0.9%)
CA, Inc., 5.38%, 12/1/19                                            850,000                     881,837
                                                                                         --------------

FINANCE-INVESTMENT BANKER/BROKER (0.8%)
JPMorgan Chase & Co., Series 1,
   7.90%, 4/30/18 (a) (f)                                           800,000                     835,320
                                                                                         --------------

FINANCE-OTHER SERVICES (0.6%)
Cullen Frost Capital Trust II, 1.80%,
   3/1/34, (Callable 6/1/10 @ 100) (a)                            1,000,000                     627,231
                                                                                         --------------

FINANCIAL GUARANTEE INSURANCE (1.8%)
Assured Guaranty Municipal
   Holdings, Inc., 6.25%                                             90,350                   1,793,448
                                                                                         --------------

INSURANCE BROKERS (0.5%)
Marsh & McLennan Cos., Inc., 5.88%,
   8/1/33                                                           500,000                     468,986
                                                                                         --------------

MACHINERY-CONSTRUCTION & MINING (0.7%)
Joy Global, Inc., 6.00%, 11/15/16 (c)                               625,000                     662,687
                                                                                         --------------

MEDICAL INSTRUMENTS (0.8%)
Medtronic, Inc., 4.45%, 3/15/20                                     750,000                     757,730
                                                                                         --------------

MONEY CENTER BANKS (1.0%)
Deutsche Bank Trust Corp., 7.25%,
   10/15/11                                                       1,000,000                   1,060,247
                                                                                         --------------

MULTI-LINE INSURANCE (0.4%)
American Financial Group, Inc.,
   9.88%, 6/15/19                                                   375,000                     455,326
                                                                                         --------------

REAL ESTATE INVESTMENT TRUSTS (2.7%)
HCP, Inc., 6.70%, 1/30/18                                           850,000                     889,846
ProLogis, 5.63%, 11/15/15                                           850,000                     847,104
Realty Income Corp., 6.75%, 8/15/19                                 900,000                     955,285
                                                                                         --------------
                                                                                              2,692,235
                                                                                         --------------

REINSURANCE (0.7%)
Berkshire Hathaway, Inc., 3.20%,
   2/11/15                                                          690,000                     701,106
                                                                                         --------------

RETAIL-BUILDING PRODUCTS (0.9%)
Home Depot, Inc., 5.40%, 3/1/16                                     850,000                     927,640
                                                                                         --------------

RETAIL-DRUG STORE (0.7%)
CVS Pass Through Trust, 7.77%,
   1/10/12 (b)                                                      617,591                     664,941
                                                                                         --------------

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
CORPORATE BONDS, CONTINUED
RETAIL-OFFICE SUPPLIES (1.0%)
Staples, Inc., 9.75%, 1/15/14 (c)                           $       850,000              $    1,036,058
                                                                                         --------------

RETAIL-REGIONAL DEPARTMENT STORE (0.9%)
Macy's Retail Holdings, Inc., 5.35%,
   3/15/12                                                          850,000                     888,250
                                                                                         --------------

SPECIAL PURPOSE ENTITY (0.9%)
Capital One Capital V, 10.25%, 8/15/39                              400,000                     478,000
Capital One Capital VI, 8.88%, 5/15/40                              400,000                     437,530
                                                                                         --------------
                                                                                                915,530
                                                                                         --------------
SUPER-REGIONAL BANKS-U.S. (0.5%)
PNC Financial Services Group, Inc.,
   Series K, 8.25%, 5/21/13 (a) (c) (f)                             500,000                     529,790
                                                                                         --------------

WIRELESS EQUIPMENT (0.5%)
Motorola, Inc., 6.50%, 11/15/28                                     500,000                     484,570
                                                                                         --------------

TOTAL CORPORATE BONDS                                                                        22,843,521
                                                                                         --------------

FOREIGN BONDS (5.4%)
BANKS (0.6%)
Royal Bank of Scotland Group PLC,
   6.40%, 10/21/19                                                  600,000                     612,866
                                                                                         --------------

DIVERSIFIED OPERATIONS (0.5%)
Hutchison Whampoa International
   (03/13), Ltd., 6.50%, 2/13/13 (b)                                486,000                     536,170
                                                                                         --------------

IMPORT/EXPORT (0.5%)
Export-Import Bank of Korea, 8.13%,
   1/21/14 (c)                                                      425,000                     493,556
                                                                                         --------------

MULTI-LINE INSURANCE (0.9%)
AXA SA, 6.46%, 12/14/18 (a) (b) (f)                               1,000,000                     895,000
                                                                                         --------------

OIL COMPANY-EXPLORATION & PRODUCTION (0.9%)
Gaz Capital SA for Gazprom, 7.51%,
   7/31/13 (b)                                                      850,000                     916,152
                                                                                         --------------

SOVEREIGN (2.0%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/12                                      BRL        1,660,000                     923,483
Brazil, Federal Republic, Series F,
   10.00%, 1/1/14                                      BRL        1,870,000                     994,239
                                                                                         --------------
                                                                                              1,917,722
                                                                                         --------------

TOTAL FOREIGN BONDS                                                                           5,371,466
                                                                                         --------------
MORTGAGE-BACKED SECURITIES (4.3%)
CMBS OTHER (1.5%)
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A7,
   5.32%, 6/10/36 (a)                                               875,000                     925,312
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%, 8/10/38                        534,420                     539,885
                                                                                         --------------
                                                                                              1,465,197
                                                                                         --------------
WL COLLATERAL CMO OTHER (1.6%)
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2, 5.25%, 1/25/34                 438,869                     371,588
Countrywide Home Loan Mortgage Pass Through Trust,
   Series 2004-HYB5, Class 4A1, 3.56%, 4/20/35 (a)                  244,338                     207,561
Merrill Lynch Mortgage Investors, Inc.,
   Series 2003-A1, Class 2A, 2.46%, 12/25/32 (a)                     17,952                      17,871
Wells Fargo Mortgage Backed Securities Trust,
   Series 2004-X, Class 1A5, 4.93%, 11/25/34 (a)                  1,000,000                     990,776
                                                                                         --------------
                                                                                              1,587,796
                                                                                         --------------

WL COLLATERAL CMO SEQUENTIAL (0.4%)
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.75%, 4/25/37 (a)                          466,778                     437,265
                                                                                         --------------

WL COLLATERAL PAC (0.8%)
Countrywide Alternative Loan Trust,
   Series 2004-30CB, Class 3A1, 5.00%, 2/25/20                      859,144                     837,397
                                                                                         --------------

TOTAL MORTGAGE-BACKED SECURITIES                                                              4,327,655
                                                                                         --------------

U.S. GOVERNMENT AGENCIES (2.9%)
FANNIE MAE (1.0%)
4.24%, 7/1/18 (a)                                                   202,196                     208,714
5.50%, 10/1/35                                                      742,387                     784,409
                                                                                         --------------
                                                                                                993,123
                                                                                         --------------

FREDDIE MAC (1.9%)
3.23%, 10/1/32 (a)                                                  127,761                     132,264
4.82%, 1/1/37 (a) (e)                                               591,472                     614,075
6.50%, 9/1/22 (e)                                                   528,518                     570,158
6.50%, 8/1/37                                                       508,266                     554,524
                                                                                         --------------
                                                                                              1,871,021
                                                                                         --------------

TOTAL U.S. GOVERNMENT AGENCIES                                                                2,864,144
                                                                                         --------------

U.S. TREASURY OBLIGATIONS (0.9%)
U.S. TREASURY NOTES (0.9%)
2.75%, 2/15/19                                                    1,000,000                     937,422
                                                                                         --------------

TOTAL U.S. TREASURY OBLIGATIONS                                                                 937,422
                                                                                         --------------

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   SHARES                     VALUE
                                                                 ----------              --------------
COMMON STOCKS (8.7%)
BEVERAGES (0.3%)
Diageo PLC ADR                                                        4,491              $      310,014
                                                                                         --------------

ELECTRIC UTILITIES (0.4%)
Duke Energy Corp. (c)                                                 7,940                     131,248
Entergy Corp. (c)                                                     1,470                     118,408
Southern Co. (c)                                                      4,640                     160,730
                                                                                         --------------
                                                                                                410,386
                                                                                         --------------

ELECTRIC-INTEGRATED (0.3%)
CPFL Energia SA ADR (c)                                               5,500                     342,485
                                                                                         --------------

ENERGY EQUIPMENT & SERVICES (0.5%)
Diamond Offshore Drilling, Inc. (c)                                   6,235                     515,884
                                                                                         --------------

GAS-DISTRIBUTION (0.5%)
Oneok, Inc. (c)                                                      10,489                     516,059
                                                                                         --------------

HOUSEHOLD DURABLES (0.5%)
Tupperware Brands Corp. (c)                                           9,880                     519,589
                                                                                         --------------

HOUSEHOLD PRODUCTS (0.2%)
Kimberly-Clark Corp.                                                  3,730                     228,574
                                                                                         --------------

INSURANCE (0.5%)
Cincinnati Financial Corp. (c)                                       16,000                     466,080
                                                                                         --------------

MACHINERY (0.3%)
Parker Hannifin Corp. (c)                                             3,654                     260,274
                                                                                         --------------

MULTI-UTILITIES (0.4%)
Wisconsin Energy Corp. (c)                                            8,355                     436,048
                                                                                         --------------

OIL & GAS (0.1%)
Spectra Energy Corp. (c)                                              4,000                      93,760
                                                                                         --------------

PHARMACEUTICALS (0.8%)
Novartis AG ADR (c)                                                   9,919                     508,349
Pfizer, Inc.                                                         15,269                     257,435
                                                                                         --------------
                                                                                                765,784
                                                                                         --------------

REAL ESTATE INVESTMENT TRUSTS (1.3%)
Annaly Capital Management, Inc. (c)                                  68,601                   1,178,565
Weingarten Realty Investors                                           7,025                     167,265
                                                                                         --------------
                                                                                              1,345,830
                                                                                         --------------

ROAD & RAIL (0.2%)
Canadian Pacific Railway, Ltd.                                        2,670                     161,135
                                                                                         --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (0.2%)
Analog Devices, Inc.                                                  7,978                     246,121
                                                                                         --------------

TELECOM SERVICES (0.8%)
BCE, Inc.                                                            24,542                     752,458
                                                                                         --------------

TEXTILES APPAREL & LUXURY GOODS (0.3%)
VF Corp.                                                              2,853                     248,553
                                                                                         --------------
TOBACCO (1.1%)
Altria Group, Inc. (c)                                                6,850                     145,083
Philip Morris International, Inc.                                    18,415                     913,016
                                                                                         --------------
                                                                                              1,058,099
                                                                                         --------------

TOTAL COMMON STOCKS                                                                           8,677,133
                                                                                         --------------

INVESTMENT COMPANIES (18.5%)
American Income Fund, Inc. (c)                                      135,400                   1,119,758
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                                       23,600                     386,568
ING Prime Rate Trust                                                 80,000                     487,200
State Street Navigator Securities
   Lending Portfolio (h)                                         15,156,997                  15,156,997
Templeton Global Income Fund (c)                                     61,374                     622,946
Van Kampen Senior Income Trust                                      152,000                     750,880
                                                                                         --------------

TOTAL INVESTMENT COMPANIES                                                                   18,524,349
                                                                                         --------------

CONVERTIBLE PREFERRED STOCK (2.2%)
AGRICULTURAL OPERATIONS (1.2%)
Archer Daniels Midland Co., 6.25% (c)                                30,000                   1,194,000
                                                                                         --------------

MINING (1.0%)
Freeport-McMoRan Copper &
   Gold, Inc., 6.75%                                                  9,500                   1,009,375
                                                                                         --------------

TOTAL CONVERTIBLE PREFERRED STOCK                                                             2,203,375
                                                                                         --------------

PREFERRED STOCKS (41.6%)
CABLE TV (1.8%)
Comcast Corp., 7.00% (c)                                             20,000                     504,400
Comcast Corp., Series B, 7.00% (c)                                   50,000                   1,261,500
                                                                                         --------------
                                                                                              1,765,900
                                                                                         --------------

CLOSED-END FUNDS (1.2%)
Source Capital, Inc., 2.40%                                          35,600                   1,222,682
                                                                                         --------------

COMMERCIAL BANKS-EASTERN U.S. (0.6%)
HSBC USA, Inc., Series G, 4.00% (a)                                  26,500                     601,020
                                                                                         --------------

COMMERCIAL BANKS NON-U.S. (1.7%)
Barclays Bank PLC, Series 2,
   6.63% (c)                                                         36,650                     805,567
Barclays Bank PLC, Series 5, 8.13%                                   36,000                     910,440
                                                                                         --------------
                                                                                              1,716,007
                                                                                         --------------

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   SHARES                     VALUE
                                                                 ----------              --------------
PREFERRED STOCKS, CONTINUED
COMMERCIAL BANKS-SOUTHERN U.S. (1.7%)
BB&T Capital Trust VI, 9.60% (c)                                      6,000              $      170,400
BB&T Capital Trust VII, 8.10% (c)                                    34,000                     906,780
First Tennessee Bank NA, 3.75% (a) (b)                                1,000                     640,312
                                                                                         --------------
                                                                                              1,717,492
                                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES (1.7%)
Citigroup Capital VII, 7.13% (c)                                     74,225                   1,710,144
                                                                                         --------------

ELECTRIC-INTEGRATED (4.8%)
American Electric Power Co., Inc.,
   8.75%                                                             16,000                     450,400
Constellation Energy Group, Inc.,
   Series A, 8.63%                                                   23,000                     602,600
Entergy Arkansas, Inc., 6.00% (c)                                    45,600                   1,159,152
SCANA Corp., 7.70% (c)                                                6,000                     163,200
Southern California Edison Co.,
   5.35% (a)                                                         15,150                   1,515,000
Xcel Energy, Inc., 7.60%                                             33,000                     886,050
                                                                                         --------------
                                                                                              4,776,402
                                                                                         --------------
FINANCE-CONSUMER LOANS (0.6%)
HSBC Finance Corp., 6.88% (c)                                        23,650                     584,155
                                                                                         --------------

FINANCE-CREDIT CARD (0.9%)
MBNA Capital, Series D, 8.13% (c)                                    37,800                     944,622
                                                                                         --------------

FINANCE-INVESTMENT BANKER/BROKER (3.6%)
Credit Suisse, Ltd., 7.90%                                           41,000                   1,063,130
Goldman Sachs Group, Inc. (The),
   Series A, 3.75% (a)                                               40,000                     832,800
JPMorgan Chase Capital XXIX, 6.70%                                   32,300                     783,921
Merrill Lynch Preferred Capital
   Trust III, 7.00% (c)                                               9,800                     216,580
Morgan Stanley Capital Trust VIII,
   6.45% (c)                                                         33,100                     734,158
                                                                                         --------------
                                                                                              3,630,589
                                                                                         --------------

FINANCE-MORTGAGE LOAN/BANKER (0.6%)
Countrywide Capital IV, 6.75%                                        26,500                     576,110
                                                                                         --------------

INVESTMENT MANAGMENT/ADVISOR SERVICES (1.8%)
Ameriprise Financial, Inc., 7.75% (c)                                35,000                     927,150
Deutsche Bank Contingent Capital
   Trust III, 7.60% (c)                                              36,000                     894,240
                                                                                         --------------
                                                                                              1,821,390
                                                                                         --------------
LIFE & HEALTH INSURANCE (0.4%)
AAG Holding Co., Inc., 7.25% (c)                                     15,200                     357,200
                                                                                         --------------

MONEY CENTER BANKS (0.6%)
Santander Finance Preferred SA
   Unipersonal, Series 6, 4.00% (a) (c)                              35,475                     637,131
                                                                                         --------------

MULTI-LINE INSURANCE (4.0%)
Aegon NV, Series 1, 4.00% (a) (c)                                    51,900                   1,030,734
ING Groep NV, 7.20%                                                  41,200                     840,068
ING Groep NV, 8.50% (c)                                              20,000                     472,800
MetLife, Inc., Series A, 4.00% (a) (c)                               40,000                     952,000
MetLife, Inc., Series B, 6.50%                                       30,000                     727,800
                                                                                         --------------
                                                                                              4,023,402
                                                                                         --------------
MULTIMEDIA (1.0%)
Viacom, Inc., 6.85% (c)                                              40,000                     998,000
                                                                                         --------------

OFFICE AUTOMATION & EQUIPMENT (0.8%)
Pitney Bowes International
   Holdings, Inc., Series F, 6.13% (a)                                  850                     838,844
                                                                                         --------------

REAL ESTATE (0.3%)
Public Storage, Series L, 6.75% (c)                                  10,000                     248,400
                                                                                         --------------

REAL ESTATE INVESTMENT TRUSTS (6.0%)
CBL & Associates Properties, Inc.,
   Series D, 7.38% (c)                                               20,500                     443,825
Duke Realty Corp., Series L,
   6.60% (c)                                                         30,000                     656,400
Duke Realty Corp., Series M, 6.95%                                   10,000                     229,000
Equity Residential, Series N,
   6.48% (c)                                                         25,000                     587,500
Harris Preferred Capital Corp.,
   Series A, 7.38%                                                   31,800                     782,280
HRPT Properties Trust, Series B,
   8.75% (c)                                                         13,358                     335,753
Public Storage, Series M, 6.63% (c)                                  40,000                     978,400
Vornado Realty L.P., 7.88%                                           48,775                   1,251,567
Wachovia Preferred Funding Corp.,
   Series A, 7.25% (c)                                               29,400                     697,368
                                                                                         --------------
                                                                                              5,962,093
                                                                                         --------------
REINSURANCE (0.5%)
RenaissanceRe Holdings, Ltd.,
   Series D, 6.60% (c)                                               22,861                     504,999
                                                                                         --------------

S&L/THRIFTS-SOUTHERN U.S. (0.3%)
BBC Capital Trust II, 8.50%                                          28,000                     266,000
                                                                                         --------------
SOVEREIGN AGENCY (0.6%)
Fannie Mae, 7.63%                                                    40,000                      50,400
Fannie Mae, 8.25%                                                    40,000                      54,000
Fannie Mae, 8.25% (a)                                               160,000                     225,600
Freddie Mac, 5.00%                                                   20,000                      42,000
Freddie Mac, 5.10% (c)                                               10,000                      21,600
Freddie Mac, 5.70%                                                   25,500                      51,765
Freddie Mac, 8.38% (a)                                               90,000                     147,600
                                                                                         --------------
                                                                                                592,965
                                                                                         --------------

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   SHARES                     VALUE
                                                                 ----------              --------------
PREFERRED STOCKS, CONTINUED
SPECIAL PURPOSE ENTITY (1.9%)
Corporate-Backed Trust
   Certificates, Series AIG, 6.13%                                   60,000              $    1,035,600
Corporate-Backed Trust
   Certificates, Series HSBC, 6.25% (c)                              20,500                     446,080
CORTS Trust for Sherwin-Williams,
   Series III, 7.25%                                                 17,600                     449,240
                                                                                         --------------
                                                                                              1,930,920
                                                                                         --------------
SUPER-REGIONAL BANKS-U.S. (2.6%)
National City Capital Trust III, 6.63%                               20,000                     463,600
US Bancorp, Series B, 3.50% (a) (c)                                  20,000                     457,000
USB Capital XII, 6.30%                                               40,000                     942,800
Wells Fargo Capital XII, 7.88%                                       30,000                     783,900
                                                                                         --------------
                                                                                              2,647,300
                                                                                         --------------
TELEPHONE-INTEGRATED (1.0%)
Telephone and Data Systems, Inc., 7.60%                              41,711                   1,026,091
                                                                                         --------------
TELEVISION (0.6%)
CBS Corp., 7.25%                                                     26,000                     642,200
                                                                                         --------------
TOTAL PREFERRED STOCKS                                                                       41,742,058
                                                                                         --------------
INVESTMENTS IN AFFILIATES (4.8%)
Fifth Third Institutional Money
   Market Fund (d)                                                4,855,082                   4,855,082
                                                                                         --------------

TOTAL INVESTMENTS IN AFFILIATES                                                               4,855,082
                                                                                         --------------
TOTAL INVESTMENTS (COST $125,425,321) - 115.5%                                              115,793,242

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.5)%                                             (15,521,321)
                                                                                         --------------

NET ASSETS - 100.0%                                                                      $  100,271,921
                                                                                         ==============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)  All or part of this security was on loan.
(d)  Investment is in Institutional Shares of underlying fund.
(e) All or part of this security has been designated as collateral for futures and forward currency contracts.
(f) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.
(g)  Illiquid Securities.
(h) Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
CORTS - Corporate-Backed Trust Security
WL - Whole Loan

At April 30, 2010, Strategic Income's investments were in the following countries:


COUNTRY
-------------------------------------------------------------------------
Bermuda                                                              0.4%
Brazil                                                               2.0%
Canada                                                               0.8%
Cayman Islands                                                       0.5%
Great Britain                                                        2.3%
Luxembourg                                                           0.8%
Netherlands                                                          2.0%
South Korea                                                          0.4%
Spain                                                                0.6%
Switzerland                                                          0.4%
United States                                                       89.8%
                                                                   ------
TOTAL                                                              100.0%
                                                                   ======

                     See notes to schedules of investments.

LIFEMODEL AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
                                                     ---------        -------------
INVESTMENTS IN AFFILIATES (a) (99.0%)
Fifth Third All Cap Value Fund                         624,399        $   9,509,599
Fifth Third Disciplined Large Cap Value Fund         1,550,732           15,770,944
Fifth Third High Yield Bond Fund                        15,553              150,550
Fifth Third Institutional Money Market Fund                 41                   41
Fifth Third International Equity Fund                3,742,862           28,595,465
Fifth Third Mid Cap Growth Fund *                    1,289,058           11,691,753
Fifth Third Quality Growth Fund                      1,417,212           20,705,475
Fifth Third Short Term Bond Fund                       157,625            1,502,171
Fifth Third Small Cap Growth Fund *                    716,148            5,471,370
Fifth Third Small Cap Value Fund                       247,680            4,455,762
Fifth Third Structured Large Cap Plus Fund           1,740,170           18,654,627
Fifth Third Total Return Bond Fund                     276,563            2,455,877
                                                                      -------------
TOTAL INVESTMENTS IN AFFILIATES                                         118,963,634
                                                                      -------------

TOTAL INVESTMENTS (COST $131,293,604) - 99.0%                           118,963,634

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                              1,192,425
                                                                      -------------

NET ASSETS - 100.0%                                                   $ 120,156,059
                                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS
 *   Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

LIFEMODEL MODERATELY AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                     ---------       -------------
INVESTMENTS IN AFFILIATES (a) (99.5%)
Fifth Third All Cap Value Fund                         943,031       $  14,362,355
Fifth Third Disciplined Large Cap Value Fund         2,246,185          22,843,702
Fifth Third High Yield Bond Fund                       174,848           1,692,528
Fifth Third Institutional Money Market Fund                 86                  86
Fifth Third International Equity Fund                5,625,916          42,982,002
Fifth Third Mid Cap Growth Fund *                    1,865,597          16,920,963
Fifth Third Quality Growth Fund                      2,019,269          29,501,522
Fifth Third Short Term Bond Fund                     1,736,982          16,553,436
Fifth Third Small Cap Growth Fund *                  1,007,590           7,697,986
Fifth Third Small Cap Value Fund                       390,026           7,016,562
Fifth Third Structured Large Cap Plus Fund           2,410,287          25,838,279
Fifth Third Total Return Bond Fund                   3,671,588          32,603,702
                                                                     -------------
TOTAL INVESTMENTS IN AFFILIATES                                        218,013,123
                                                                     -------------

TOTAL INVESTMENTS (COST $233,996,270) - 99.5%                          218,013,123

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                             1,026,206
                                                                     -------------

NET ASSETS - 100.0%                                                  $ 219,039,329
                                                                     =============

NOTES TO SCHEDULE OF INVESTMENTS
 *   Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

LIFEMODEL MODERATE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
                                                     ---------       ---------------
INVESTMENTS IN AFFILIATES (a) (100.0%)
Fifth Third All Cap Value Fund                         838,174       $    12,765,397
Fifth Third Disciplined Large Cap Value Fund         2,123,133            21,592,258
Fifth Third High Yield Bond Fund                       388,202             3,757,796
Fifth Third Institutional Money Market Fund            744,956               744,956
Fifth Third International Equity Fund                5,134,693            39,229,056
Fifth Third Mid Cap Growth Fund *                    1,742,119            15,801,016
Fifth Third Quality Growth Fund                      1,904,645            27,826,860
Fifth Third Short Term Bond Fund                     4,121,222            39,275,243
Fifth Third Small Cap Growth Fund *                    941,592             7,193,765
Fifth Third Small Cap Value Fund                       337,209             6,066,387
Fifth Third Structured Large Cap Plus Fund           2,169,120            23,252,963
Fifth Third Total Return Bond Fund                   8,716,110            77,399,058
                                                                     ---------------
TOTAL INVESTMENTS IN AFFILIATES                                          274,904,755
                                                                     ---------------

TOTAL INVESTMENTS (COST $292,190,845) - 100.0%                           274,904,755

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%                                (2,978)
                                                                     ---------------

NET ASSETS - 100.0%                                                  $   274,901,777
                                                                     ===============

NOTES TO SCHEDULE OF INVESTMENTS
 *   Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

LIFEMODEL MODERATELY CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
                                                     ---------        -------------
INVESTMENTS IN AFFILIATES (a) (99.9%)
Fifth Third All Cap Value Fund                         159,323        $   2,426,489
Fifth Third Disciplined Large Cap Value Fund           414,132            4,211,726
Fifth Third High Yield Bond Fund                       108,204            1,047,414
Fifth Third Institutional Money Market Fund                575                  575
Fifth Third International Equity Fund                  776,759            5,934,441
Fifth Third Mid Cap Growth Fund *                      325,605            2,953,241
Fifth Third Quality Growth Fund                        377,811            5,519,825
Fifth Third Short Term Bond Fund                     1,159,018           11,045,446
Fifth Third Small Cap Growth Fund *                    177,556            1,356,526
Fifth Third Small Cap Value Fund                        70,179            1,262,516
Fifth Third Structured Large Cap Plus Fund             463,776            4,971,675
Fifth Third Total Return Bond Fund                   2,487,703           22,090,800
                                                                      -------------

TOTAL INVESTMENTS IN AFFILIATES                                          62,820,674
                                                                      -------------

TOTAL INVESTMENTS (COST $65,018,564) - 99.9%                             62,820,674

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                 76,791
                                                                      -------------

NET ASSETS - 100.0%                                                   $  62,897,465
                                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS
 *   Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

LIFEMODEL CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
                                                     ---------        -------------
INVESTMENTS IN AFFILIATES (a) (100.3%)
Fifth Third All Cap Value Fund                          61,685        $     939,461
Fifth Third Disciplined Large Cap Value Fund           171,518            1,744,334
Fifth Third High Yield Bond Fund                       103,397            1,000,879
Fifth Third Institutional Money Market Fund                 12                   12
Fifth Third International Equity Fund                  253,780            1,938,880
Fifth Third Mid Cap Growth Fund *                      125,941            1,142,286
Fifth Third Quality Growth Fund                        151,355            2,211,293
Fifth Third Short Term Bond Fund                     1,078,619           10,279,244
Fifth Third Small Cap Growth Fund *                     68,111              520,370
Fifth Third Small Cap Value Fund                        29,768              535,522
Fifth Third Structured Large Cap Plus Fund             147,204            1,578,030
Fifth Third Total Return Bond Fund                   2,299,169           20,416,620
                                                                      -------------

TOTAL INVESTMENTS IN AFFILIATES                                          42,306,931
                                                                      -------------

TOTAL INVESTMENTS (COST $44,684,488) - 100.3%                            42,306,931

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                             (139,651)
                                                                      -------------

NET ASSETS - 100.0%                                                   $  42,167,280
                                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS
 *   Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
CORPORATE BONDS (86.9%)
AEROSPACE (1.4%)
BE Aerospace, Inc., 8.50%, 7/1/18,
  (Callable 7/1/13 @ 104.25)                                 $     446,000                $     477,220
Spirit Aerosystems, Inc., 7.50%,
  10/1/17, (Callable
  10/1/13 @ 103.75) (b)                                            250,000                      255,625
TransDigm, Inc., 7.75%, 7/15/14,
  (Callable 6/1/10 @ 105.813) (b)                                   38,000                       38,903
                                                                                          -------------
                                                                                                771,748
                                                                                          -------------
AUTOMOTIVE & AUTO PARTS (6.4%)
Asbury Automotive Group, Inc., 7.63%,
  3/15/17, (Callable
  3/15/12 @ 103.813) (e)                                            18,000                       17,280
Asbury Automotive Group, Inc., 8.00%,
  3/15/14, (Callable 6/1/10 @ 102.667)                             750,000                      752,812
Cooper-Standard Automotive, Inc.,
  W/I, 8.50%, 5/1/18, (Callable
  5/1/14 @ 104.25) (b)                                             245,000                      252,350
Ford Motor Credit Co. LLC, 8.00%,
 12/15/16 (c)                                                      601,000                      640,602
Ford Motor Credit Co. LLC, 8.13%,
  1/15/20                                                          180,000                      190,707
GMAC, Inc., 6.63%, 5/15/12 (b)                                     224,000                      225,960
Goodyear Tire & Rubber Co. (The),
  10.50%, 5/15/16, (Callable
  5/15/12 @ 107.875)                                               444,000                      494,505
Lear Corp., 7.88%, 3/15/18, (Callable
  3/15/14 @ 103.938)                                                89,000                       90,669
Navistar International Corp., 8.25%,
  11/1/21, (Callable 11/1/14 @ 104.125)                            265,000                      279,575
Penske Auto Group, Inc., 7.75%,
  12/15/16, (Callable
  12/15/11 @ 103.875)                                              548,000                      537,040
                                                                                          -------------
                                                                                              3,481,500
                                                                                          -------------
BROADCASTING (1.1%)
Allbritton Communications Co., 8.00%,
  5/15/18, (Callable 5/15/14 @ 104) (b)                            120,000                      120,000
Fisher Communications, Inc., 8.63%,
  9/15/14, (Callable 6/1/10 @ 104.3125)                            504,000                      498,960
                                                                                          -------------
                                                                                                618,960
                                                                                          -------------
BUILDING MATERIALS (3.4%)
Gibraltar Industries, Inc., Series B,
  8.00%, 12/1/15, (Callable
  12/1/10 @ 104)                                                   750,000                      735,000
Texas Industries, Inc., 7.25%,
  7/15/13, (Callable 6/1/10 @ 103.625)                             500,000                      498,125
US Concrete, Inc., 8.38%, 4/1/14,
  (Callable 6/1/10 @ 102.792) (c) (h)                            1,000,000                      640,000
                                                                                          -------------
                                                                                              1,873,125
                                                                                          -------------
CABLE/SATELLITE TV (4.7%)
CCO Holdings LLC / CCO Holdings
  Capital Corp., 7.88%, 4/30/18,
  (Callable 4/30/13 @ 105.906) (b)                               1,284,000                    1,306,470
CCO Holdings LLC / CCO Holdings
  Capital Corp., 8.13%, 4/30/20,
  (Callable 4/30/15 @ 104.063) (b)                                 215,000                      219,837
Cequel Communications Holdings I LLC
  and Cequel Capital Corp., 8.63%,
  11/15/17, (Callable
  11/15/12 @ 106.469) (b)                                          640,000                      651,200
CSC Holdings LLC, 8.63%, 2/15/19 (b)                               366,000                      399,855
                                                                                          -------------
                                                                                              2,577,362
                                                                                          -------------
CAPITAL GOODS (3.1%)
Amsted Industries, Inc., 8.13%,
  3/15/18, (Callable
  3/15/14 @ 104.063) (b)                                           420,000                      420,000
Belden, Inc., 7.00%, 3/15/17,
  (Callable 3/15/12 @ 103.5) (e)                                   860,000                      847,100
General Cable Corp., 7.13%, 4/1/17,
  (Callable 4/1/12 @ 103.563) (c)                                   18,000                       18,022
Mueller Water Products, Inc., 7.38%,
  6/1/17, (Callable 6/1/12 @ 103.688) (c)                          460,000                      418,600
                                                                                          -------------
                                                                                              1,703,722
                                                                                          -------------
CHEMICALS (1.0%)
Koppers, Inc., 7.88%, 12/1/19,
  (Callable 12/1/14 @ 103.938) (b)                                 296,000                      304,880
LBI Escrow Corp., 8.00%, 11/1/17,
  (Callable 5/1/13 @ 106) (b)                                      222,000                      230,048
                                                                                          -------------
                                                                                                534,928
                                                                                          -------------
COMMERCIAL SERVICES (0.2%)
Iron Mountain, Inc., 8.00%, 6/15/20,
  (Callable 6/15/13 @ 104)                                         100,000                      103,625
                                                                                          -------------
CONSUMER PRODUCTS (4.8%)
Jarden Corp., 7.50%, 5/1/17,
  (Callable 5/1/12 @ 103.75)                                       598,000                      611,455
Libbey Glass, Inc., 10.00%, 2/15/15,
  (Callable 2/15/12 @ 105) (b)                                     615,000                      649,594
Scotts Miracle-Gro Co. (The), 7.25%,
  1/15/18, (Callable 1/15/14 @ 103.625)                            104,000                      106,340
Sealy Mattress Co., 8.25%, 6/15/14,
  (Callable 6/1/10 @ 104.125) (c)                                  630,000                      636,300
Visant Holding Corp., 8.75%, 12/1/13,
  (Callable 6/1/10 @ 104.375)                                      577,000                      588,540
                                                                                          -------------
                                                                                              2,592,229
                                                                                          -------------

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
CORPORATE BONDS, CONTINUED
CONTAINERS (1.5%)
Reynolds Group Issuer, Inc. /
  Reynolds Group Issuer LLC, 7.75%,
  10/15/16, (Callable
  10/15/12 @ 103.875) (b)                                    $      60,000                $      62,100
Solo Cup Co., 8.50%, 2/15/14,
  (Callable 6/1/10 @ 102.833) (c)                                  750,000                      753,750
                                                                                          -------------
                                                                                                815,850
                                                                                          -------------
ENERGY (10.1%)
Atlas Energy Operating Co. LLC /
  Atlas Energy Finance Corp., 12.13%,
  8/1/17, (Callable 8/1/13@106.063)                                 98,000                      112,945
Basic Energy Services, Inc., 7.13%,
  4/15/16, (Callable 4/15/11 @ 103.563)                            750,000                      665,625
Berry Petroleum Co., 8.25%, 11/1/16,
  (Callable 11/1/11 @ 104.125)                                     676,000                      687,830
Chesapeake Energy Corp., 6.50%,
  8/15/17                                                          527,000                      513,825
Chesapeake Energy Corp., 9.50%,
  2/15/15 (c)                                                      246,000                      269,678
Coffeyville Resources LLC /
  Coffeyville Finance, Inc., 10.88%,
  4/1/17, (Callable 4/1/13 @ 108.156) (b)                          520,000                      530,400
Denbury Resources, Inc., 8.25%,
  2/15/20, (Callable 2/15/15 @ 104.125)                             20,000                       21,450
Dresser-Rand Group, Inc., 7.38%,
  11/1/14, (Callable 6/1/10 @ 103.688)                             350,000                      353,500
Helix Energy Solutions Group, Inc.,
  9.50%, 1/15/16, (Callable
  1/15/12 @ 104.75) (b)                                            356,000                      370,240
Hilcorp Energy I L.P./Hilcorp Finance
  Co., 7.75%, 11/1/15, (Callable
  11/1/10 @ 103.875) (b)                                           506,000                      506,000
Hilcorp Energy I L.P./Hilcorp Finance
  Co., 9.00%, 6/1/16, (Callable
  6/1/11 @ 104.5) (b)                                               87,000                       89,610
Petrohawk Energy Corp., 7.88%,
  6/1/15, (Callable 6/1/12 @ 103.938)                              250,000                      258,125
Petrohawk Energy Corp., 10.50%,
  8/1/14, (Callable 2/1/12 @ 110.5)                                292,000                      322,660
United Refining Co., Series 2,
  10.50%, 8/15/12, (Callable
  6/1/10 @ 102.625)                                                814,000                      789,580
                                                                                          -------------
                                                                                              5,491,468
                                                                                          -------------
ENVIRONMENTAL (0.4%)
Clean Harbors, Inc., 7.63%, 8/15/16,
  (Callable 8/15/12 @ 103.813)                                     202,000                      210,332
                                                                                          -------------
FINANCIAL (2.3%)
CIT Group, Inc., 7.00%, 5/1/16,
  (Callable 6/14/10 @ 103.5) (c)                                   725,000                      689,656
International Lease Finance Corp.,
  8.75%, 3/15/17 (b)                                               567,000                      562,748
                                                                                          -------------
                                                                                              1,252,404
                                                                                          -------------
FINANCIAL SERVICES (0.7%)
SquareTwo Financial Corp., 11.63%,
  4/1/17, (Callable 4/1/14 @ 105.813) (b)                          403,000                      394,940
                                                                                          -------------
FOOD (0.1%)
TreeHouse Foods, Inc., 7.75%, 3/1/18,
  (Callable 3/1/14 @ 103.875)                                       24,000                       25,020
                                                                                          -------------
FOOD-RETAIL (0.7%)
Ingles Markets, Inc., 8.88%, 5/15/17,
  (Callable 5/15/13 @ 104.438)                                     382,000                      403,965
                                                                                          -------------
HEALTHCARE (7.5%)
Accellent, Inc., 8.38%, 2/1/17,
  (Callable 2/1/13 @ 106.281)                                      244,000                      246,745
Apria Healthcare Group, Inc., 11.25%,
  11/1/14, (Callable
  11/1/11 @ 105.625) (b)                                           564,000                      619,695
Axcan Intermediate Holdings, Inc.,
  9.25%, 3/1/15, (Callable
  3/1/11 @ 106.938)                                                500,000                      525,000
CHS/Community Health Systems, Inc.,
  8.88%, 7/15/15, (Callable
  7/15/11 @ 104.438)                                               258,000                      270,900
DaVita, Inc., 6.63%, 3/15/13,
  (Callable 6/1/10 @ 101.656)                                      208,000                      210,080
DaVita, Inc., 7.25%, 3/15/15,
  (Callable 6/1/10 @ 103.625)                                       73,000                       74,460
HCA, Inc., 5.75%, 3/15/14                                          381,000                      369,570
HCA, Inc., 9.63%, 11/15/16, (Callable
  11/15/11 @ 104.813) (g)                                          394,000                      428,475
Service Corp. International, 8.00%,
  11/15/21                                                         290,000                      301,600
Stewart Enterprises, Inc., 6.25%,
  2/15/13, (Callable 6/1/10 @ 101.563)                             250,000                      247,500
Stonemor Operating LLC/Cornerstone
  Family Services/Osiris Holdings,
  10.25%, 12/1/17, (Callable
  12/1/13@105.125) (b)                                             469,000                      493,622
Talecris Biotherapeutics Holdings
  Corp., 7.75%, 11/15/16, (Callable
  11/15/12 @ 103.875) (b)                                           60,000                       60,600
Universal Hospital Services, Inc.,
  3.86%, 6/1/15, (Callable
  6/1/10 @ 101) (a)                                                275,000                      235,125
                                                                                          -------------
                                                                                              4,083,372
                                                                                          -------------

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
CORPORATE BONDS, CONTINUED
HOMEBUILDERS/REAL ESTATE (1.9%)
Beazer Homes USA, Inc., 6.88%,
  7/15/15, (Callable 7/15/10 @ 103.438)                      $     750,000                $     690,000
  M/I Homes, Inc., 6.88%, 4/1/12                                   350,000                      350,000
                                                                                          -------------
                                                                                              1,040,000
                                                                                          -------------
MEDIA (1.7%)
Clear Channel Worldwide Holdings,
  Inc., 9.25%, 12/15/17, (Callable
  12/15/12 @ 106.9375) (b)                                         206,000                      220,632
Lamar Media Corp., 6.63%, 8/15/15,
  (Callable 8/15/10 @ 103.313) (c)                                  70,000                       68,950
Lamar Media Corp., 9.75%, 4/1/14                                    49,000                       54,513
Lamar Media Corp., Series B, 6.63%,
  8/15/15, (Callable 8/15/10 @ 103.313)                            209,000                      202,730
Live Nation Entertainment, Inc., W/I,
  8.13%, 5/15/18, (Callable
  5/15/2014 @ 104.063) (b)                                          50,000                       51,375
WMG Acquisition Corp., 7.38%,
  4/15/14, (Callable 6/1/10 @ 102.458) (c)                         362,000                      349,330
                                                                                          -------------
                                                                                                947,530
                                                                                          -------------
METALS & MINING (1.0%)
Cloud Peak Energy Resources LLC /
  Cloud Peak Energy Finance Corp.,
  8.50%, 12/15/19, (Callable
  12/15/14@104.25) (b)                                             304,000                      313,120
Consol Energy, Inc., 8.00%, 4/1/17,
  (Callable 4/1/14 @ 104) (b)                                      106,000                      111,962
Consol Energy, Inc., 8.25%, 4/1/20,
  (Callable 4/1/15 @ 104.125) (b)                                  106,000                      112,890
                                                                                          -------------
                                                                                                537,972
                                                                                          -------------
OIL & GAS DRILLING (0.9%)
Pioneer Drilling Co., 9.88%, 3/15/18,
  (Callable 3/15/14 @ 104.938) (b)                                 454,000                      467,620
                                                                                          -------------
PAPER (1.7%)
Buckeye Technologies, Inc., 8.50%,
  10/1/13, (Callable 6/1/10 @ 102.833)                             175,000                      178,719
Cellu Tissue Holdings, Inc., 11.50%,
  6/1/14, (Callable 6/1/11 @ 111.5)                                325,000                      363,187
Cenveo Corp., 7.88%, 12/1/13,
  (Callable 6/1/10 @ 102.625)                                      362,000                      362,000
                                                                                          -------------
                                                                                                903,906
                                                                                          -------------
PUBLISHING/PRINTING (0.5%)
Valassis Communications, Inc., 8.25%,
  3/1/15, (Callable 3/1/11 @ 104.125)                              262,000                      276,738
                                                                                          -------------
REAL ESTATE INVESTMENT TRUSTS (1.3%)
PPF Funding, Inc., 5.63%, 1/15/17 (b)                              400,000                      362,444
PPF Funding, Inc., 5.70%, 4/15/17 (b)                              409,000                      370,744
                                                                                          -------------
                                                                                                733,188
                                                                                          -------------
RETAIL (1.1%)
Ace Hardware Corp., 9.13%, 6/1/16,
  (Callable 6/1/12 @ 104.563) (b)                                  157,000                      169,364
QVC, Inc., 7.50%, 10/1/19, (Callable
  10/1/14 @ 103.75) (b)                                            419,000                      429,475
                                                                                          -------------
                                                                                                598,839
                                                                                          -------------
SERVICES (3.0%)
ARAMARK Corp., 8.50%, 2/1/15,
  (Callable 2/1/11 @ 104.25)                                       512,000                      525,440
Ashtead Capital, Inc., 9.00%,
  8/15/16, (Callable 8/15/11 @ 104.5) (b)                          329,000                      338,870
Iron Mountain, Inc., 8.38%, 8/15/21,
  (Callable 8/15/14 @ 104.188)                                     487,000                      514,394
RSC Equipment Rental, Inc. / RSC
  Holdings III LLC, 10.00%, 7/15/17,
  (Callable 7/15/13 @ 105) (b)                                     119,000                      130,007
United Rentals North America, Inc.,
  10.88%, 6/15/16, (Callable
  6/15/13 @ 105.438) (b)                                           125,000                      140,625
                                                                                          -------------
                                                                                              1,649,336
                                                                                          -------------
STEEL (0.7%)
AK Steel Corp., W/I, 7.63%, 5/15/20,
  (Callable 5/15/15 @ 103.813)                                     146,000                      150,380
Steel Dynamics, Inc., 6.75%, 4/1/15,
  (Callable 4/1/11 @ 103.375)                                      250,000                      255,000
                                                                                          -------------
                                                                                                405,380
                                                                                          -------------
TECHNOLOGY (3.6%)
First Data Corp., 9.88%, 9/24/15,
  (Callable 9/30/11 @ 104.938) (c)                                 756,000                      691,740
First Data Corp., 9.88%, 9/24/15 (b)                                87,000                       79,170
Kemet Corp., W/I, 10.50%, 5/1/18,
  (Callable 5/1/2014 @ 105.25) (b)                                 415,000                      409,294
SunGard Data Systems, Inc., 9.13%,
  8/15/13, (Callable 6/1/10 @ 104.563)                             750,000                      769,687
                                                                                          -------------
                                                                                              1,949,891
                                                                                          -------------
TELECOMMUNICATIONS (9.0%)
Cricket Communications, Inc., 10.00%,
  7/15/15, (Callable 7/15/12 @ 105) (c)                            360,000                      380,700
Crown Castle International Corp.,
  9.00%, 1/15/15, (Callable
  1/15/13 @ 105.625) (c)                                            62,000                       66,572
Equinix, Inc., 8.13%, 3/1/18,
  (Callable 3/1/14 @ 104.063)                                      764,000                      795,515
Frontier Communications Corp., 8.13%,
  10/1/18                                                          180,000                      184,500
GCI, Inc., 7.25%, 2/15/14, (Callable
  6/1/10 @ 102.417)                                                507,000                      508,268

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
CORPORATE BONDS, CONTINUED
TELECOMMUNICATIONS, CONTINUED
MetroPCS Wireless, Inc., 9.25%,
  11/1/14, (Callable
  11/1/10 @ 104.625) (b) (c)                                 $     153,000                $     158,738
New Communications Holdings, Inc.,
  8.50%, 4/15/20 (b)                                               588,000                      605,640
Nextel Communications, Inc., Series
  E, 6.88%, 10/31/13, (Callable
  6/1/10 @ 101.719)                                                277,000                      272,153
Qwest Communications International,
  Inc., 7.50%, 2/15/14, (Callable
  6/1/10 @ 102.5)                                                  150,000                      152,625
Sprint Capital Corp., 8.75%, 3/15/32                                27,000                       27,000
Sprint Nextel Corp., 8.38%, 8/15/17                                599,000                      619,216
TW Telecom Holdings, Inc., 8.00%,
  3/1/18, (Callable 3/1/14 @ 104) (b)                               92,000                       95,220
Viasat, Inc., 8.88%, 9/15/16,
  (Callable 9/15/12 @ 106.656) (b)                                 784,000                      802,620
Windstream Corp., 8.13%, 8/1/13                                    181,000                      189,145
Windstream Corp., 8.63%, 8/1/16,
  (Callable 8/1/11 @ 104.313)                                       71,000                       72,686
                                                                                          -------------
                                                                                              4,930,598
                                                                                          -------------
TRANSPORTATION EX AIR/RAIL (0.5%)
Overseas Shipholding Group, Inc.,
  8.75%, 12/1/13                                                   280,000                      298,200
                                                                                          -------------
UTILITIES (10.6%)
AES Corp. (The), 8.00%, 10/15/17                                   201,000                      207,030
  Atlas Pipeline Partners L.P., 8.75%,
  6/15/18, (Callable 6/15/13 @ 104.375)                            328,000                      323,080
Copano Energy LLC/Copano Energy
   Finance Corp., 8.13%, 3/1/16,
  (Callable 3/1/11 @ 104.0625)                                      90,000                       91,350
Crosstex Energy L.P. / Crosstex
  Energy Finance Corp., 8.88%, 2/15/18,
  (Callable 2/15/14 @ 104.438) (b)                                 100,000                      104,000
Edison Mission Energy, 7.00%, 5/15/17                              251,000                      182,916
Edison Mission Energy, 7.50%,
  6/15/13 (c)                                                      165,000                      146,850
Enterprise Products Operating LLC,
  7.00%, 6/1/67, (Callable
  6/1/17 @ 100) (a)                                                550,000                      517,000
Holly Energy Partners L.P. / Holly
  Energy Finance Corp., 6.25%, 3/1/15,
  (Callable 6/1/10 @ 103.125)                                      500,000                      475,000
MarkWest Energy Partners L.P. /
  MarkWest Energy Finance Corp., Series
  B, 8.75%, 4/15/18, (Callable
  4/15/13 @ 104.375)                                                83,000                       86,009
Martin Midstream Partners L.P. /
  Martin Midstream Finance Corp.,
  8.88%, 4/1/18, (Callable
  4/1/14 @ 104.438) (b)                                            357,000                      362,355
North American Energy Alliance LLC /
  North American Energy Alliance
  Finance Corp., 10.88%, 6/1/16,
  (Callable 6/1/13 @ 105.438) (b)                                  101,000                      107,565
Penn Virginia Resource Partners L.P.
  / Penn Virginia Resource Finance
  Corp., 8.25%, 4/15/18, (Callable
  4/15/14 @ 104.125)                                               200,000                      204,000
PNM Resources, Inc., 9.25%, 5/15/15                                430,000                      462,787
Puget Sound Energy, Inc., Series A,
  6.97%, 6/1/67, (Callable
  6/1/17 @ 100) (a)                                                175,000                      166,332
Regency Energy Partners L.P./Regency
  Energy Finance Corp., 9.38%, 6/1/16,
  (Callable 6/1/13 @ 104.688) (b)                                  750,000                      804,375
RRI Energy, Inc., 7.63%, 6/15/14                                    85,000                       84,469
Sabine Pass Liquified Natural Gas
  L.P., 7.25%, 11/30/13                                            734,000                      705,558
Targa Resources Partners L.P. / Targa
  Resources Partners Finance Corp.,
  8.25%, 7/1/16, (Callable
  7/1/12 @ 104.125) (b)                                            403,000                      411,060
Targa Resources Partners L.P. / Targa
  Resources Partners Finance Corp.,
  11.25%, 7/15/17, (Callable
  7/15/13 @ 105.625)                                               300,000                      342,000
                                                                                          -------------
                                                                                              5,783,736
                                                                                          -------------
TOTAL CORPORATE BONDS                                                                        47,457,484
                                                                                          -------------
FOREIGN BONDS (10.4%)
CABLE/SATELLITE TV (0.0%)
Virgin Media Finance PLC, 8.75%,
  4/15/14, (Callable 5/12/10 @ 100)                                 15,000                       15,319
                                                                                          -------------
ENERGY (1.2%)
Connacher Oil and Gas, Ltd., 10.25%,
  12/15/15, (Callable
  12/15/11 @ 105.125) (b)                                          615,000                      633,450
                                                                                          -------------
MEDIA (1.1%)
Quebecor Media, Inc., 7.75%, 3/15/16,
  (Callable 3/15/11 @ 103.875) (e)                                 402,000                      403,005
Quebecor Media, Inc., 7.75%, 3/15/16,
  (Callable 3/15/11 @ 103.875)                                     209,000                      209,522
                                                                                          -------------
                                                                                                612,527
                                                                                          -------------
METALS & MINING (1.1%)
Novelis, Inc., 7.25%, 2/15/15,
  (Callable 5/31/10 @ 103.625)                                     600,000                      591,000
                                                                                          -------------

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
FOREIGN BONDS, CONTINUED
PAPER (0.7%)
Cascades, Inc., 7.75%, 12/15/17,
  (Callable 12/15/13 @ 103.875) (b)                          $     349,000                $     355,108
PE Paper Escrow GmbH, 12.00%, 8/1/14,
  (Callable 8/1/12 @ 106) (b) (c)                                   24,000                       27,360
                                                                                          -------------
                                                                                                382,468
                                                                                          -------------
PAPER & RELATED PRODUCTS (0.4%)
Cascades, Inc., 7.88%, 1/15/20,
  (Callable 1/15/15 @ 103.938) (b)                                 200,000                      202,000
                                                                                          -------------
SERVICES (0.3%)
Ashtead Holdings PLC, 8.63%, 8/1/15,
  (Callable 8/1/10 @ 104.313) (b) (e)                              151,000                      154,020
                                                                                          -------------
TELECOMMUNICATIONS (2.8%)
Intelsat Jackson Holdings SA, 8.50%,
  11/1/19, (Callable
  11/1/14 @ 104.25) (b)                                            750,000                      789,375
Wind Acquisition Finance SA, 11.75%,
  7/15/17, (Callable
  7/15/13 @ 105.875) (b)                                           650,000                      723,125
                                                                                          -------------
                                                                                              1,512,500
                                                                                          -------------
TRANSPORTATION EX AIR/RAIL (0.4%)
Stena AB, 7.00%, 12/1/16, (Callable
  5/31/10 @ 103.5) (e)                                             250,000                      245,000
                                                                                          -------------
UTILITIES (2.4%)
Gibson Energy ULC/GEP Midstream
  Finance Corp., 11.75%, 5/27/14,
  (Callable 6/1/12 @ 105.875) (b)                                  426,000                      472,860
Intergen NV, 9.00%, 6/30/17,
  (Callable 6/30/12 @ 104.5) (b) (e)                               800,000                      836,000
                                                                                          -------------
                                                                                              1,308,860
                                                                                          -------------
TOTAL FOREIGN BONDS                                                                           5,657,144
                                                                                          -------------

                                                                 SHARE
                                                             -------------
INVESTMENT COMPANIES (8.3%)
State Street Navigator Securities
  Lending Portfolio (f)                                          4,533,998                    4,533,998
                                                                                          -------------
TOTAL INVESTMENT COMPANIES                                                                    4,533,998
                                                                                          -------------
PREFERRED STOCKS (0.3%)
AUTOMOTIVE & AUTO PARTS (0.3%)
GMAC, Inc., 7.00% (b)                                                  200                      169,856
                                                                                          -------------
TOTAL PREFERRED STOCKS                                                                          169,856
                                                                                          -------------
INVESTMENTS IN AFFILIATES (1.8%)
Fifth Third Institutional Money
  Market Fund (d)                                                  986,739                      986,739
                                                                                          -------------
TOTAL INVESTMENTS IN AFFILIATES                                                                 986,739
                                                                                          -------------
TOTAL INVESTMENTS (COST $56,902,030) - 107.7%                                                58,805,221

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.7)%                                               (4,181,378)
                                                                                          -------------

NET ASSETS - 100.0%                                                                       $  54,623,843
                                                                                          =============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) All or part of this security was on loan.
(d) Investment is in Institutional Shares of underlying fund.
(e) All or part of this security has been designated as collateral for when issued securities.
(f) Represents investments of cash collateral received in connection with securities lending.
(g) PIK (payment-in-kind) security. Bond that pays interest in the form of additional bonds.
(h) Defaulted security.

The following abbreviation is used in the Schedule of Investments:
W/I - When Issued

At April 30, 2010, High Yield Bond's Investments were in the following countries:

COUNTRY
--------------------------------------------------------------------------------
Austria                                                                     0.1%
Bermuda                                                                     1.3%
Canada                                                                      4.6%
Great Britain                                                               0.3%
Luxembourg                                                                  1.2%
Netherlands                                                                 1.4%
Sweden                                                                      0.4%
United States                                                              90.7%
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

                     See notes to schedules of investments.

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
ASSET-BACKED SECURITIES (6.8%)
AUTOMOBILE ABS OTHER (1.0%)
Hyundai Auto Receivables Trust,
  Series 2006-B, Class C, 5.25%,
  5/15/13 (g)                                                $   1,202,191                $   1,221,135
Truck Retail Installment Paper Corp.,
  Series 2005-1A, Class A, 0.52%,
  12/15/16 (a) (b) (g)                                           1,950,000                    1,946,100
                                                                                          -------------
                                                                                              3,167,235
                                                                                          -------------
AUTOMOBILES SEQUENTIAL (0.2%)
Prestige Auto Receivables Trust,
  Series 2006-1A, Class A2, 5.25%,
  6/17/13 (b)                                                      532,647                      542,745
                                                                                          -------------
HOME EQUITY OTHER (1.5%)
Flagstar Home Equity Loan Trust,
  Series 2007-1A, Class AF2, 5.77%,
  1/25/35 (b)                                                      901,948                      881,306
New Century Home Equity Loan Trust,
  Series 2005-A, Class A5W, 5.29%,
  8/25/35                                                        4,000,000                    1,733,962
Renaissance Home Equity Loan Trust,
  Series 2005-2, Class AF4, 4.93%,
  8/25/35                                                        2,620,000                    2,169,953
                                                                                          -------------
                                                                                              4,785,221
                                                                                          -------------
HOME EQUITY SEQUENTIAL (0.3%)
Irwin Home Equity Corp., Series
  2006-3, Class 2A2, 5.83%, 9/25/37 (b)                          1,225,000                      607,691
Residential Funding Mortgage
  Securities II, Inc., Series 2006-HI3,
  Class A4, 6.31%, 2/25/36 (i)                                   1,500,000                      462,065
                                                                                          -------------
                                                                                              1,069,756
                                                                                          -------------
MANUFACTURED HOUSING ABS OTHER (0.7%)
Mid-State Trust, Series 2005-1,
  Class M2, 7.08%, 1/15/40                                       2,448,114                    2,142,769
                                                                                          -------------
MANUFACTURED HOUSING SEQUENTIAL (0.9%)
Vanderbilt Acquisition Loan Trust,
  Series 2002-1, Class A4, 6.57%,
  5/7/27 (a)                                                     2,761,240                    2,887,930
                                                                                          -------------
OTHER ABS (2.2%)
Aerco, Ltd., Series 2A, Class A3,
  0.69%, 7/15/25 (a) (b) (g) (i)                                 1,435,290                      911,409
First Franklin Mortgage Loan Asset
  Backed Certificates, Series
  2004-FF11, Class 1A2, 0.61%,
  1/25/35 (a)                                                       51,824                       46,855
First Franklin Mortgage Loan Asset
  Backed Certificates, Series 2005-FFA,
  Class M3, 6.02%, 3/25/25                                         600,000                      414,495
Renaissance Home Equity Loan Trust,
  Series 2006-1, Class AF4, 6.01%,
  5/25/36                                                        1,645,000                      829,775
Residential Asset Mortgage Products,
  Inc., Series 2002-RZ3, Class M1,
  5.78%, 8/25/32 (a)                                               155,846                      154,072
Residential Asset Mortgage Products,
  Inc., Series 2003-RZ5, Class A7,
  4.97%, 9/25/33                                                 2,303,940                    2,272,893
Small Business Administration, Series
  2005-P10B, Class 1, 4.94%, 8/10/15 (g)                         1,920,731                    2,039,500
                                                                                          -------------
                                                                                              6,668,999
                                                                                          -------------
TOTAL ASSET-BACKED SECURITIES                                                                21,264,655
                                                                                          -------------
CORPORATE BONDS (17.9%)
AEROSPACE & DEFENSE (0.5%)
Boeing Co. (The), 3.75%, 11/20/16 (c)                            1,450,000                    1,489,128
                                                                                          -------------
BEVERAGES-NON ALCOHOLIC (0.5%)
Coca-Cola Enterprises, Inc., 7.38%,
  3/3/14                                                         1,275,000                    1,501,811
                                                                                          -------------
CABLE TV (0.8%)
Comcast Corp., 5.70%, 7/1/19 (c)                                 1,000,000                    1,065,138
Time Warner Cable, Inc., 5.85%,
  5/1/17 (c)                                                     1,250,000                    1,354,824
                                                                                          -------------
                                                                                              2,419,962
                                                                                          -------------
COMMERCIAL BANKS-CENTRAL U.S. (0.3%)
SunTrust Bank, 3.00%, 11/16/11                                   1,000,000                    1,033,021
                                                                                          -------------
COMMERCIAL BANKS-EASTERN U.S. (0.3%)
Manufacturers & Traders Trust Co.,
  1.79%, 4/1/13, (Callable
  7/1/10 @ 100) (a)                                              1,075,000                    1,053,947
                                                                                          -------------
COMMERCIAL BANKS NON-U.S. (0.4%)
Westpac Capital Trust IV, 5.26%,
  3/31/16 (a) (b) (h) (i)                                        1,445,000                    1,326,048
                                                                                          -------------
COMMERCIAL BANKS-SOUTHERN U.S. (0.8%)
BB&T Corp., 5.25%, 11/1/19                                       1,500,000                    1,526,862
Wachovia Bank NA, 5.85%, 2/1/37 (g)                              1,000,000                      966,462
                                                                                          -------------
                                                                                              2,493,324
                                                                                          -------------
COMPUTERS (0.4%)
International Business Machines
  Corp., 5.88%, 11/29/32 (c)                                     1,250,000                    1,342,188
                                                                                          -------------
CONSUMER PRODUCTS-MISCELLANEOUS (0.4%)
Clorox Co., 3.55%, 11/1/15 (c)                                   1,215,000                    1,255,593
                                                                                          -------------

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
CORPORATE BONDS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES (1.0%)
General Electric Capital Corp.,
  4.80%, 5/1/13                                              $   2,725,000                $   2,916,488
                                                                                          -------------
ELECTRIC-INTEGRATED (1.9%)
Alabama Power Capital Trust V, 3.39%,
  10/1/42, (Callable 7/1/10 @ 100) (a)                             874,000                      874,000
Florida Power & Light Co., 5.96%,
  4/1/39                                                           870,000                      927,678
Southern Power Co., Series B, 6.25%,
  7/15/12 (c)                                                    2,260,000                    2,473,984
Virginia Electric and Power Co.,
  6.35%, 11/30/37 (c)                                            1,450,000                    1,617,366
                                                                                          -------------
                                                                                              5,893,028
                                                                                          -------------
ENTERPRISE SOFTWARE/SERVICES (0.3%)
CA, Inc., 5.38%, 12/1/19                                         1,000,000                    1,042,888
                                                                                          -------------
FINANCE-INVESTMENT BANKER/BROKER (2.0%)
Citigroup, Inc., 6.13%, 11/21/17                                 2,000,000                    2,078,108
Goldman Sachs Group, Inc. (The),
  6.13%, 2/15/33 (c)                                             1,100,000                    1,056,230
JPMorgan Chase & Co., 6.00%, 1/15/18                             1,265,000                    1,363,957
JPMorgan Chase Capital XXI, Series U,
  1.29%, 2/2/37, (Callable
  2/2/12 @ 100) (a) (c)                                          1,000,000                      777,924
Morgan Stanley, 5.75%, 10/18/16                                    780,000                      825,635
                                                                                          -------------
                                                                                              6,101,854
                                                                                          -------------
FOOD-MISC/DIVERSIFIED (0.4%)
General Mills, Inc., 5.65%, 2/15/19                              1,250,000                    1,366,472
                                                                                          -------------
FOOD-RETAIL (0.4%)
Kroger Co. (The), 7.50%, 1/15/14                                 1,000,000                    1,163,848
                                                                                          -------------
LIFE/HEALTH INSURANCE (0.4%)
Prudential Financial, Inc., 3.88%,
  1/14/15                                                        1,250,000                    1,268,309
                                                                                          -------------
MULTI-LINE INSURANCE (0.4%)
MetLife, Inc., 6.75%, 6/1/16                                     1,000,000                    1,137,333
                                                                                          -------------
MULTIMEDIA (0.6%)
Walt Disney Co. (The), 4.70%, 12/1/12                            1,800,000                    1,944,340
                                                                                          -------------
NETWORKING PRODUCTS (0.3%)
Cisco Systems, Inc., 4.95%, 2/15/19 (c)                          1,000,000                    1,060,557
                                                                                          -------------
PIPELINES (0.4%)
Kinder Morgan Energy Partners L.P.,
  5.63%, 2/15/15 (c)                                             1,250,000                    1,369,318
                                                                                          -------------
REAL ESTATE INVESTMENT TRUSTS (0.6%)
Simon Property Group L.P., 5.63%,
  8/15/14                                                        1,790,000                    1,929,471
                                                                                          -------------
REINSURANCE (0.9%)
Berkshire Hathaway, Inc., 3.20%,
  2/11/15                                                        2,580,000                    2,629,644
                                                                                          -------------
RETAIL-DISCOUNT (0.4%)
Target Corp., 5.38%, 5/1/17 (c)                                  1,150,000                    1,263,091
                                                                                          -------------
RETAIL-DRUG STORE (0.5%)
CVS Caremark Corp., 5.75%, 6/1/17                                1,275,000                    1,396,017
                                                                                          -------------
SUPER-REGIONAL BANKS-U.S. (0.9%)
Bank of America Corp., 5.63%,
  10/14/16                                                       2,665,000                    2,765,628
                                                                                          -------------
TELECOM SERVICES (0.8%)
Verizon Communications, Inc., 4.90%,
  9/15/15 (c)                                                    2,175,000                    2,362,337
                                                                                          -------------
TELEPHONE-INTEGRATED (0.5%)
AT&T, Inc., 6.30%, 1/15/38                                       1,450,000                    1,506,433
                                                                                          -------------
TRANSPORT-RAIL (0.8%)
Burlington Northern Santa Fe LLC,
  5.65%, 5/1/17                                                  1,000,000                    1,088,814
Union Pacific Corp., 5.45%, 1/31/13                              1,380,000                    1,503,746
                                                                                          -------------
                                                                                              2,592,560
                                                                                          -------------
TOTAL CORPORATE BONDS                                                                        55,624,638
                                                                                          -------------

FOREIGN BONDS (4.2%)
COMMERCIAL BANKS-EASTERN U.S. (0.7%)
Credit Suisse, Inc., 5.30%, 8/13/19                              2,000,000                    2,092,254
                                                                                          -------------
OIL COMPANY-EXPLORATION & PRODUCTION (0.6%)
Gazprom International SA, 7.20%,
  2/1/20 (b)                                                     1,924,833                    2,028,293
                                                                                          -------------
OIL COMPANY-INTEGRATED (1.4%)
Husky Energy, Inc., 5.90%, 6/15/14                               1,360,000                    1,505,266
Shell International Finance BV,
  4.38%, 3/25/20                                                 2,850,000                    2,880,472
                                                                                          -------------
                                                                                              4,385,738
                                                                                          -------------
SOVEREIGN (1.5%)
Brazil, Federal Republic, Series F,
  10.00%, 1/1/14                    BRL                          8,340,000                    4,454,768
                                                                                          -------------
TOTAL FOREIGN BONDS                                                                          12,961,053
                                                                                          -------------

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
MORTGAGE-BACKED SECURITIES (18.6%)
AGENCY COLLATERAL OTHER (1.0%)
Restructured Assets Certificates,
  Series 2006-9, Class P, 12.07%,
  12/31/49 (b) (e) (i)                                       $   5,250,000                $   3,158,925
                                                                                          -------------
CMBS OTHER (4.7%)
Bear Stearns Commercial Mortgage
  Securities, Series 2004-T14,
  Class A4, 5.20%, 1/12/41 (a)                                   2,000,000                    2,122,779
GE Capital Commercial Mortgage Corp.,
  Series 2000-1, Class A2, 6.50%,
  1/15/33                                                        2,235,940                    2,277,365
Greenwich Capital Commercial Funding
  Corp., Series 2002-C1, Class A4,
  4.95%, 1/11/35                                                 1,000,000                    1,049,406
Greenwich Capital Commercial Funding
  Corp., Series 2004-GG1, Class A5,
  4.88%, 6/10/36                                                 5,125,000                    5,264,802
GS Mortgage Securities Corp. II,
  Series 2004-GG2, Class A3, 4.60%,
  8/10/38 (g)                                                    2,618,659                    2,644,745
LB-UBS Commercial Mortgage Trust,
  Series 2005-C3, Class A2, 4.55%,
  7/15/30                                                          205,069                      205,574
Nomura Asset Securities Corp., Series
  1998-D6, Class A2, 7.31%, 3/15/30 (a)                          1,000,000                    1,129,589
                                                                                          -------------
                                                                                             14,694,260
                                                                                          -------------
CMBS SUBORDINATED (4.2%)
GS Mortgage Securities Corp. II,
  Series 2004-C1, Class B, 4.46%,
  10/10/28 (a)                                                   2,740,000                    2,770,815
GS Mortgage Securities Corp. II,
  Series 2004-C1, Class C, 4.52%,
  10/10/28 (a)                                                   4,093,000                    4,144,378
Salomon Brothers Mortgage Securities
  VII, Inc., Series 2002-KEY2, Class C,
  5.05%, 3/18/36 (a)                                             1,417,000                    1,418,974
SBA CMBS Trust, Series 2006-1A,
  Class D, 5.85%, 11/15/36 (b)                                   3,100,000                    3,217,513
SBA CMBS Trust, Series 2006-1A,
  Class E, 6.17%, 11/15/36 (b)                                   1,350,000                    1,400,570
                                                                                          -------------
                                                                                             12,952,250
                                                                                          -------------
WL COLLATERAL CMO MEZZANINE (0.0%)
Homebanc Mortgage Trust, Series
  2004-1, Class 2M2, 1.99%, 8/25/29 (a)                            316,983                       65,346
                                                                                          -------------
WL COLLATERAL CMO OTHER (3.7%)
Credit Suisse First Boston Mortgage
  Securities Corp., Series 2004-7,
  Class 6A1, 5.25%, 10/25/19                                     1,002,722                    1,021,366
Deutsche ALT-A Securities, Inc.
  Alternate Loan Trust, Series 2005-4,
  Class A2, 5.05%, 9/25/35 (a)                                     230,316                      227,855
Homebanc Mortgage Trust, Series
  2004-2, CLASS A2, 0.71%, 12/25/34 (a) (g)                      1,061,980                      697,729
Homebanc Mortgage Trust, Series
  2006-1, Class 1A1, 2.80%, 4/25/37 (a) (g)                        388,883                      269,211
JP Morgan Mortgage Trust, Series
  2005-A1, Class 2A1, 4.81%, 2/25/35 (a)                           549,051                      526,308
JP Morgan Mortgage Trust, Series
  2005-A2, Class 3A2, 4.88%, 4/25/35 (a)                         2,897,016                    2,821,728
JP Morgan Mortgage Trust, Series
  2005-A2, Class 7CB1, 4.86%,
  4/25/35 (a)                                                    1,872,348                    1,771,103
JP Morgan Mortgage Trust, Series
  2005-A3, Class 7CA1, 3.87%,
  6/25/35 (a)                                                    1,455,687                    1,291,400
Morgan Stanley Mortgage Loan Trust,
  Series 2004-4, Class 3A, 5.00%,
  8/25/19                                                        1,242,071                    1,261,285
Residential Accredit Loans, Inc.,
  Series 2004-QA1, Class A1, 0.53%,
  3/25/34 (a) (g)                                                  852,413                      604,390
Structured Asset Securities Corp.,
  Series 2004-21XS, Class 2A6B, 5.15%,
  12/25/34                                                       1,021,455                      975,065
                                                                                          -------------
                                                                                             11,467,440
                                                                                          -------------
WL COLLATERAL CMO SEQUENTIAL (2.0%)
Countrywide Alternative Loan Trust,
  Series 2005-J3, Class 3A1, 6.50%,
  9/25/34                                                          274,062                      251,718
JP Morgan Alternative Loan Trust,
 Series 2005-S1, Class 1A2, 5.50%,
  12/25/35                                                       1,458,572                    1,163,289
JP Morgan Mortgage Trust, Series
  2006-A4, Class 2A2, 5.78%, 6/25/36 (a)                           422,360                      378,344
JP Morgan Mortgage Trust, Series
  2006-A7, Class 3A2, 5.94%, 1/25/37 (a)                         5,075,000                    4,488,563
                                                                                          -------------
                                                                                              6,281,914
                                                                                          -------------
WL COLLATERAL PAC (0.9%)
Countrywide Alternative Loan Trust,
  Series 2004-2CB, Class 1A1, 4.25%,
  3/25/34                                                          750,994                      753,206
Countrywide Alternative Loan Trust,
  Series 2004-30CB, Class 3A1, 5.00%,
  2/25/20                                                        2,134,787                    2,146,462
                                                                                          -------------
                                                                                              2,899,668
                                                                                          -------------
WL COLLATERAL SUPPORT (2.1%)
Chaseflex Trust, Series 2006-1,
  Class A6, 6.29%, 6/25/36 (a)                                   4,932,813                    2,793,534

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL SUPPORT, CONTINUED
JP Morgan Alternative Loan Trust,
  Series 2006-S1, Class 1A18, 6.00%,
  3/25/36                                                    $   2,920,591                $   1,511,862
Nomura Asset Acceptance Corp., Series
  2005-AR3, Class 3A2, 4.46%,
  7/25/35 (a)                                                    1,401,416                      578,457
Nomura Asset Acceptance Corp., Series
  2005-AR5, Class 2A2, 5.49%,
  10/25/35 (a)                                                     969,669                      224,754
Wells Fargo Mortgage Backed
  Securities Trust, Series 2005-AR7,
  Class 2A2, 5.15%, 5/25/35 (a)                                  1,930,072                    1,359,207
                                                                                          -------------
                                                                                              6,467,814
                                                                                          -------------
TOTAL MORTGAGE-BACKED SECURITIES                                                             57,987,617
                                                                                          -------------

U.S. GOVERNMENT AGENCIES (37.6%)
FANNIE MAE (22.8%)
0.51%, 8/25/44 (a)                                                 655,330                      617,840
0.56%, 4/25/36 (a) (g)                                           2,756,160                    2,742,117
3.75%, 8/25/18                                                   3,050,734                    3,156,655
4.50%, 4/1/20                                                    3,196,978                    3,375,275
5.00%, 5/1/25                                                    1,241,698                    1,300,073
5.00%, 1/1/34 (g)                                                7,212,987                    7,525,850
5.14%, 8/1/34 (a)                                                   76,600                       80,308
5.50%, 12/25/20                                                  1,526,280                    1,631,172
5.50%, 2/1/25                                                      774,845                      823,925
5.50%, 3/1/33 (g)                                                5,484,475                    5,821,313
5.50%, 5/25/34                                                   3,150,000                    2,767,948
5.50%, 3/1/35                                                    1,051,339                    1,111,309
5.50%, 6/1/35                                                      477,038                      504,249
5.50%, 11/1/35                                                     754,501                      797,539
5.50%, 11/1/36                                                   1,160,996                    1,225,407
5.50%, 1/1/37                                                    3,021,664                    3,188,519
5.50%, 4/25/37                                                   3,339,873                    3,514,242
5.50%, 8/1/37                                                    2,519,810                    2,657,496
6.00%, 5/1/17                                                       89,240                       96,457
6.00%, 5/1/18                                                      298,731                      322,892
6.00%, 2/1/22                                                    2,049,499                    2,251,422
6.00%, 1/1/33                                                      242,443                      262,765
6.00%, 8/25/33 (a)                                               1,516,524                    1,616,477
6.00%, 7/1/35                                                    2,584,741                    2,765,861
6.00%, 9/1/35                                                    1,329,581                    1,422,748
6.00%, 1/1/36                                                    2,466,408                    2,666,502
6.00%, 12/1/36                                                     755,977                      807,061
6.00%, 1/1/37                                                    2,846,334                    3,038,669
6.00%, 1/1/38                                                      714,051                      760,516
6.00%, 7/1/38                                                    6,866,311                    7,308,830
6.00%, 7/1/39                                                      959,789                    1,021,645
6.50%, 7/1/16                                                      291,761                      314,710
6.50%, 6/1/17                                                       82,643                       89,376
6.50%, 8/1/28                                                       86,923                       95,770
6.50%, 6/1/29                                                       94,478                      104,094
6.50%, 4/1/32                                                      228,466                      251,720
6.50%, 6/1/32                                                      371,347                      409,143
6.50%, 7/1/32                                                      587,582                      647,386
6.50%, 3/1/33                                                      103,118                      113,356
6.50%, 8/1/36                                                      265,409                      285,124
7.00%, 6/1/32                                                      165,400                      187,564
7.00%, 8/1/32                                                      321,109                      359,364
7.00%, 9/1/36                                                      686,197                      758,522
7.50%, 6/1/28                                                      115,764                      130,309
                                                                                          -------------
                                                                                             70,929,520
                                                                                          -------------
FREDDIE MAC (12.5%)
0.65%, 7/15/36 (a) (g)                                             811,026                      811,922
4.00%, 5/1/19                                                    2,299,321                    2,390,910
4.50%, 6/1/34                                                      748,660                      762,355
4.50%, 9/1/34                                                      690,395                      703,023
5.00%, 12/1/18                                                     858,381                      917,492
5.00%, 2/15/25                                                   3,245,000                    3,401,359
5.00%, 8/1/33                                                      293,778                      307,081
5.00%, 5/1/34                                                      145,458                      151,817
5.00%, 7/1/35                                                      332,284                      345,773
5.00%, 8/1/35                                                      730,737                      760,401
5.00%, 11/1/35                                                   3,107,990                    3,234,155
5.00%, 4/1/36                                                      312,899                      325,601
5.00%, 7/1/36                                                    1,287,159                    1,337,800
5.21%, 3/1/37 (a)                                                  297,647                      314,343
5.61%, 4/1/37 (a)                                                1,826,366                    1,929,361
5.79%, 10/1/36 (a)                                               1,221,147                    1,294,035
5.86%, 3/1/37 (a) (g)                                            3,382,925                    3,595,066
6.00%, 12/15/21                                                  1,558,802                    1,637,374
6.00%, 9/1/33                                                      214,251                      233,043
6.00%, 2/1/38                                                    4,008,963                    4,297,943
6.00%, 5/1/38                                                      833,030                      893,078
6.03%, 1/1/37 (a)                                                3,568,873                    3,827,353
6.08%, 2/1/37 (a)                                                3,212,351                    3,443,870
6.50%, 1/1/29                                                      833,322                      917,479
6.50%, 7/1/32                                                      114,806                      126,256
6.50%, 9/1/32                                                       48,947                       53,829
6.50%, 5/15/34 (a)                                                  34,315                       34,290
6.95%, 7/15/32, IO (a) (i)                                       5,099,972                      374,227
7.00%, 6/1/26                                                      362,107                      402,281
7.00%, 1/1/32                                                       70,697                       79,088
                                                                                          -------------
                                                                                             38,902,605
                                                                                          -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.3%)
0.43%, 3/16/46, IO   (a) (i)                                    12,605,175                      309,310
0.48%, 4/16/46, IO   (a) (i)                                    57,794,980                    1,490,041
0.81%, 6/17/45, IO   (a) (i)                                    10,893,570                      345,411
0.83%, 2/16/48, IO   (a) (i)                                    49,943,586                    1,797,560

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
U.S. GOVERNMENT AGENCIES, CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, CONTINUED
0.98%, 2/16/48, IO (a) (i)                                   $  14,509,384                $     646,007
5.19%, 6/16/49, IO (a) (i)                                      54,895,142                    2,445,002
                                                                                          -------------
                                                                                              7,033,331
                                                                                          -------------
TOTAL U.S. GOVERNMENT AGENCIES                                                              116,865,456
                                                                                          -------------
U.S. TREASURY OBLIGATIONS (8.8%)
U.S. TREASURY NOTES (7.7%)
1.38%, 1/15/20 (c) (f)                                          12,758,897                   12,871,533
3.13%, 1/31/17 (c)                                              11,000,000                   11,040,392
                                                                                          -------------
                                                                                             23,911,925
                                                                                          -------------
U.S. TREASURY STRIPS (1.1%)
8.21%, 11/15/27 ** (g)                                           7,400,000                    3,317,168
                                                                                          -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                              27,229,093
                                                                                          -------------

                                                                 SHARES
                                                             -------------
INVESTMENT COMPANIES (9.9%)
State Street Navigator Securities
  Lending Portfolio (j)                                         30,618,585                   30,618,585
                                                                                          -------------
TOTAL INVESTMENT COMPANIES                                                                   30,618,585
                                                                                          -------------
PREFERRED STOCKS (1.2%)
OFFICE AUTOMATION & EQUIPMENT (0.4%)
Pitney Bowes International
  Holdings, Inc., Series F, 6.13% (a)                                1,250                    1,244,922
                                                                                          -------------
SOVEREIGN AGENCY (0.1%)
Fannie Mae, 8.25% (a)                                              160,000                      233,600
Freddie Mac, 8.38% (a)                                             161,000                      259,210
                                                                                          -------------
                                                                                                492,810
                                                                                          -------------
SUPER-REGIONAL BANKS-U.S. (0.7%)
Wells Fargo Capital XII, 7.88% (c)                                  80,000                    2,091,200
                                                                                          -------------
TOTAL PREFERRED STOCKS                                                                        3,828,932
                                                                                          -------------
INVESTMENTS IN AFFILIATES (3.4%)
Fifth Third Institutional Money
  Market Fund (d)                                               10,437,543                   10,437,543
                                                                                          -------------
TOTAL INVESTMENTS IN AFFILIATES                                                              10,437,543
                                                                                          -------------

TOTAL INVESTMENTS (COST $352,584,092) - 108.4%                                              336,817,572

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.4)%                                              (26,000,118)
                                                                                          -------------

NET ASSETS - 100.0%                                                                       $ 310,817,454
                                                                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
**   Rate represents the effective yield at purchase.
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)  All or part of this security was on loan.
(d)  Investment is in Institutional shares of underlying fund.
(e) The Fund's securities were fair valued at April 30, 2010 using procedures approved by the Board of Trustees.
(f) Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g) All or part of this security has been designated as collateral for futures contracts.
(h) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.
(i)  Illiquid Securities.
(j) Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
PAC - Planned Amortization Class
WL - WHOLE LOAN

                     See notes to schedules of investments.

SHORT TERM BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                             -------------        -------------
ASSET-BACKED SECURITIES (7.4%)
AUTOMOBILES SEQUENTIAL (3.9%)
BMW Vehicle Lease Trust, Series
   2009-1, Class A2, 2.04%, 4/15/11                          $     440,494        $     441,619
Chrysler Financial Auto
   Securitization Trust, Series 2009-A,
   Class A3, 2.82%, 1/15/16                                      2,500,000            2,554,423
Ford Credit Auto Owner Trust, Series
   2009-B, Class A2, 2.10%, 11/15/11                               748,154              750,660
Ford Credit Auto Owner Trust, Series
   2009-D, Class A3, 2.17%, 10/15/13                               800,000              809,383
Honda Auto Receivables Owner Trust,
   Series 2009-3, Class A3, 2.31%, 5/15/13                       1,030,000            1,047,556
Hyundai Auto Receivables Trust,
   Series 2009-A, Class A4, 3.15%, 3/15/16                       3,000,000            3,102,606
Nissan Auto Lease Trust, Series
   2009-B, Class A2, 1.22%, 9/15/11                                900,000              900,861
Volkswagen Auto Lease Trust, Series
   2009-A, Class A2, 2.87%, 7/15/11                                630,449              634,221
World Omni Auto Receivables Trust,
   Series 2009-A, Class A2, 2.88%, 10/17/11                      1,210,362            1,216,411
                                                                                  -------------
                                                                                     11,457,740
                                                                                  -------------
CREDIT CARD BULLET (2.5%)
Chase Issuance Trust, Series
   2005-A10, Class A10, 4.65%, 12/17/12 (e)                      3,000,000            3,056,515
Discover Card Master Trust, Series
   2010-A1, Class A1, 0.90%, 9/15/15 (a)                         2,100,000            2,113,015
GE Capital Credit Card Master Note
   Trust, Series 2009-3, Class A, 2.54%, 9/15/14                 2,300,000            2,328,026
                                                                                  -------------
                                                                                      7,497,556
                                                                                  -------------
HOME EQUITY SEQUENTIAL (0.8%)
GMAC Mortgage Corp. Loan Trust,
   Series 2006-HE2, Class A2, 6.18%, 5/25/36 (a)                 2,582,274            2,324,751
                                                                                  -------------
OTHER ABS (0.2%)
SVO VOI Mortgage Corp., Series
   2005-AA, Class A, 5.25%, 2/20/21 (b) (f)                        619,235              614,235
                                                                                  -------------

TOTAL ASSET-BACKED SECURITIES                                                        21,894,282
                                                                                  -------------
CORPORATE BONDS (20.0%)
BREWERY (0.5%)
Anheuser-Busch InBev Worldwide, Inc.,
   2.50%, 3/26/13 (b)                                            1,500,000            1,507,370
                                                                                  -------------
CABLE TV (0.4%)
Comcast Cable Communications LLC,
   6.75%, 1/30/11                                                1,000,000            1,041,461
                                                                                  -------------
CELLULAR TELECOM (0.4%)
New Cingular Wireless Services, Inc.,
   7.88%, 3/1/11                                                 1,250,000            1,322,352
                                                                                  -------------
COMMERCIAL BANKS (0.7%)
GMAC, Inc., 2.20%, 12/19/12                                      2,000,000            2,037,458
                                                                                  -------------
COMMERCIAL BANKS-SOUTHERN U.S. (0.5%)
BB&T Corp., 3.85%, 7/27/12 (c)                                   1,500,000            1,566,448
                                                                                  -------------
COMMERCIAL BANKS-WESTERN U.S. (0.7%)
American Express Bank FSB, Series G,
   3.15%, 12/9/11 (c)                                            2,000,000            2,071,808
                                                                                  -------------
COSMETICS & TOILETRIES (0.9%)
Procter & Gamble Co. (The), 1.38%, 8/1/12                        2,700,000            2,715,611
                                                                                  -------------
DIVERSIFIED FINANCIAL SERVICES (1.3%)
General Electric Capital Corp.,
   0.32%, 8/15/11 (a)                                            2,500,000            2,491,480
IBM International Group Capital LLC,
   5.05%, 10/22/12                                               1,250,000            1,358,150
                                                                                  -------------
                                                                                      3,849,630
                                                                                  -------------
ELECTRIC-INTEGRATED (2.2%)
Duke Energy Ohio, Inc., 2.10%, 6/15/13                           2,000,000            2,009,658
Florida Power Corp., 4.50%, 6/1/10                               2,500,000            2,507,230
Pepco Holdings, Inc., 4.00%, 5/15/10                             1,000,000            1,000,340
PSEG Power LLC, 2.50%, 4/15/13 (b)                               1,000,000            1,003,131
                                                                                  -------------
                                                                                      6,520,359
                                                                                  -------------
FINANCE-CREDIT CARD (0.4%)
American Express Credit Corp., 5.00%, 12/2/10                    1,100,000            1,122,020
                                                                                  -------------
FINANCE-INVESTMENT BANKER/BROKER (4.0%)
Bear Stearns Cos. LLC (The), 5.35%, 2/1/12                       2,000,000            2,133,074
Citigroup Funding, Inc., 1.88%, 10/22/12                         2,350,000            2,375,122
Citigroup, Inc., 6.00%, 2/21/12                                  1,000,000            1,060,615
Credit Suisse USA, Inc., 6.13%, 11/15/11                         1,500,000            1,603,540
Goldman Sachs Group, Inc. (The),
   3.25%, 6/15/12                                                1,500,000            1,565,710
Goldman Sachs Group, Inc. (The),
   6.60%, 1/15/12 (c)                                            1,500,000            1,598,692

                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                             -------------        -------------
CORPORATE BONDS, CONTINUED
FINANCE-INVESTMENT BANKER/BROKER, CONTINUED
Morgan Stanley, 6.75%, 4/15/11                               $   1,500,000        $   1,569,930
                                                                                  -------------
                                                                                     11,906,683
                                                                                  -------------
FOOD-RETAIL (0.5%)
Kroger Co. (The), 6.20%, 6/15/12 (c)                             1,250,000            1,358,956
                                                                                  -------------
LIFE/HEALTH INSURANCE (0.4%)
Prudential Financial, Inc., 2.75%, 1/14/13 (c)                   1,100,000            1,107,322
                                                                                  -------------
MEDICAL-DRUGS (1.2%)
Novartis Capital Corp., 1.90%, 4/24/13                           2,300,000            2,307,346
Pfizer, Inc., 4.45%, 3/15/12                                     1,250,000            1,323,694
                                                                                  -------------
                                                                                      3,631,040
                                                                                  -------------
NETWORKING PRODUCTS (0.9%)
Cisco Systems, Inc., 5.25%, 2/22/11                              2,500,000            2,592,228
                                                                                  -------------
OIL COMPANY-INTEGRATED (0.4%)
Chevron Corp., 3.45%, 3/3/12                                     1,250,000            1,307,921
                                                                                  -------------
REINSURANCE (1.0%)
Berkshire Hathaway, Inc., 0.68%, 2/11/13 (a)                     3,000,000            3,008,991
                                                                                  -------------
RETAIL-DISCOUNT (0.8%)
Wal-Mart Stores, Inc., 4.13%, 2/15/11 (c)                        2,250,000            2,310,926
                                                                                  -------------
SUPER-REGIONAL BANKS-U.S. (2.4%)
Bank of America Corp., 6.25%, 4/15/12                            1,150,000            1,238,182
PNC Funding Corp., 1.88%, 6/22/11                                2,000,000            2,019,188
SunTrust Banks, Inc., 5.25%, 11/5/12 (c)                         1,250,000            1,325,719
Wells Fargo & Co., 5.25%, 10/23/12                               2,500,000            2,692,708
                                                                                  -------------
                                                                                      7,275,797
                                                                                  -------------
TRANSPORT-RAIL (0.4%)
Union Pacific Corp., 5.45%, 1/31/13 (c)                          1,000,000            1,089,671
                                                                                  -------------

TOTAL CORPORATE BONDS                                                                59,344,052
                                                                                  -------------
FOREIGN BONDS (5.7%)
COMMERCIAL BANKS NON-U.S. (1.8%)
Bank of Nova Scotia, 2.25%, 1/22/13                              3,200,000            3,230,381
Barclays Bank PLC, 5.45%, 9/12/12 (c)                            2,000,000            2,156,068
                                                                                  -------------
                                                                                      5,386,449
                                                                                  -------------
DIVERSIFIED MANUFACTURING OPERATIONS (0.5%)
Tyco International Finance SA, 6.38%, 10/15/11                   1,300,000            1,392,595
                                                                                  -------------
FINANCE-OTHER SERVICES (0.4%)
BP Capital Markets PLC, 3.13%, 3/10/12                           1,250,000            1,294,248
                                                                                  -------------
MONEY CENTER BANKS (0.5%)
Deutsche Bank AG, 2.38%, 1/11/13                                 1,500,000            1,511,808
                                                                                  -------------
OIL COMPANY-INTEGRATED (1.3%)
Conoco Funding Co., 6.35%, 10/15/11                              1,000,000            1,074,593
Shell International Finance BV,
   1.30%, 9/22/11 (c)                                            2,650,000            2,668,258
                                                                                  -------------
                                                                                      3,742,851
                                                                                  -------------
REGIONAL (STATE/PROVINCE) (0.8%)
Province of Ontario Canada, Series 1,
   1.88%, 11/19/12                                               2,500,000            2,518,462
                                                                                  -------------
SOVEREIGN (0.4%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/14                                          BRL   2,100,000            1,121,705
                                                                                  -------------

TOTAL FOREIGN BONDS                                                                  16,968,118
                                                                                  -------------
MORTGAGE-BACKED SECURITIES (12.2%)
CMBS OTHER (3.8%)
Banc of America Commercial Mortgage,
   Inc., Series 2002-2, Class A3, 5.12%, 7/11/43                 2,500,000            2,609,228
Banc of America Commercial Mortgage,
   Inc., Series 2004-4, Class A3, 4.13%, 7/10/42 (e)               508,477              508,182
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2004-C3,
   Class A3, 4.30%, 7/15/36 (e)                                    660,362              660,566
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class A2, 4.35%, 6/10/48                      1,394,575            1,412,112
Greenwich Capital Commercial Funding
   Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42 (e)                                            1,773,731            1,794,400
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%, 8/10/38                     1,336,051            1,349,360
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2, 4.55%, 7/15/30                      1,093,701            1,096,391
Morgan Stanley Dean Witter Capital I,
   Series 2002-IQ2, Class A4, 5.74%, 12/15/35                    1,724,449            1,812,893
                                                                                  -------------
                                                                                     11,243,132
                                                                                  -------------
WL COLLATERAL CMO OTHER (6.1%)
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-1, Class 13A3,
   4.68%, 4/25/34 (a)                                            1,573,402            1,566,747


                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                             -------------        -------------
MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                                            $     882,127        $     748,547
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 3.56%, 4/20/35 (a)                                 1,269,322            1,078,622
Harborview Mortgage Loan Trust,
   Series 2004-5, Class 2A6, 3.52%,
   6/19/34 (a) (e)                                               5,521,334            4,787,952
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 0.71%, 12/25/34 (a)                           855,956              562,369
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 2.80%, 4/25/37 (a)                         1,361,091              942,237
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A2, 5.81%, 5/25/36                        948,967              951,104
JP Morgan Mortgage Trust, Series
   2005-A1, Class 3A3, 4.90%, 2/25/35 (a)                        1,242,251            1,227,735
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.31%, 4/25/35 (a)                        1,363,748            1,343,272
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 3.87%,
   6/25/35 (a) (e)                                               2,332,739            2,069,468
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   2.46%, 12/25/32 (a)                                              57,087               57,059
Provident Funding Mortgage Loan
   Trust, Series 2005-2, Class 2A1A,
   4.50%, 10/25/35 (a)                                           1,344,948            1,317,333
Residential Funding Mortgage
   Securities I, Series 2007-SA1, Class
   1A1, 3.84%, 2/25/37 (a) (e)                                   2,483,620            1,593,096
                                                                                  -------------
                                                                                     18,245,541
                                                                                  -------------
WL COLLATERAL CMO SEQUENTIAL (2.2%)
Chase Mortgage Finance Corp., Series
   2005-A1, Class 2A2, 5.23%, 12/25/35 (a)                       1,120,207            1,054,944
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A2A, 5.87%, 8/25/36 (e)                 1,954,557            1,798,320
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.78%, 6/25/36 (a)                        1,330,433            1,191,783
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.75%, 4/25/37 (a)                       1,400,334            1,314,184
RAAC Series, Series 2005-SP1, Class
   2A2, 5.25%, 9/25/34                                           1,012,196            1,038,377
                                                                                  -------------
                                                                                      6,397,608
                                                                                  -------------
WL COLLATERAL PAC (0.1%)
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                                         427,892              429,153
                                                                                  -------------

TOTAL MORTGAGE-BACKED SECURITIES                                                     36,315,434
                                                                                  -------------
MUNICIPAL BONDS (0.0%)
OHIO (0.0%)
State of Ohio, Economic Enterprise,
   Series 3, 4.05%, 3/1/11                                         115,000              115,714
                                                                                  -------------

TOTAL MUNICIPAL BONDS                                                                   115,714
                                                                                  -------------
U.S. GOVERNMENT AGENCIES (42.6%)
FANNIE MAE (10.6%)
0.46%, 3/1/11 **                                                 5,000,000            4,981,545
1.25%, 6/22/12                                                   4,000,000            4,001,972
1.75%, 3/23/11 (c)                                              10,000,000           10,103,560
1.75%, 2/22/13 (c)                                               2,400,000            2,409,002
1.75%, 5/7/13 (c)                                                4,000,000            4,004,688
2.00%, 9/28/12                                                   2,250,000            2,261,786
2.67%, 4/1/33 (a)                                                  854,910              885,131
4.43%, 4/1/35 (a)                                                1,101,261            1,111,345
5.00%, 2/25/25 (e)                                                 352,095              353,458
5.23%, 9/1/34 (a)                                                1,363,173            1,429,211
                                                                                  -------------
                                                                                     31,541,698
                                                                                  -------------
FANNIE MAE PREPAYMENT LINK NOTE,
   SERIES 2005-4, CLASS 1 (0.6%)
4.65%, 12/25/12                                                  1,791,331            1,903,151
                                                                                  -------------
FEDERAL FARM CREDIT BANK (4.9%)
1.75%, 2/21/13 (c)                                               3,000,000            3,007,647
1.88%, 12/7/12 (c)                                               6,350,000            6,403,931
2.13%, 6/18/12 (c)                                               3,000,000            3,056,916
2.25%, 4/24/12                                                   2,000,000            2,044,378
                                                                                  -------------
                                                                                     14,512,872
                                                                                  -------------
FEDERAL HOME LOAN BANK (14.1%)
1.63%, 7/27/11                                                   4,000,000            4,044,112
1.63%, 3/20/13                                                   3,000,000            2,999,859
1.88%, 11/19/12                                                  3,000,000            3,020,034
1.88%, 6/21/13 (c)                                               2,700,000            2,710,136
2.00%, 7/27/12                                                   4,000,000            4,012,676
2.05%, 8/10/12                                                   2,500,000            2,536,502
2.63%, 5/20/11 (c)                                               5,000,000            5,105,105
3.63%, 7/1/11                                                    7,000,000            7,245,609
3.63%, 10/18/13                                                  5,000,000            5,284,800
4.75%, 10/25/10                                                  1,837,362            1,885,593
4.88%, 11/18/11                                                  3,000,000            3,182,136
                                                                                  -------------
                                                                                     42,026,562
                                                                                  -------------
FREDDIE MAC (8.4%)
1.63%, 4/15/13                                                   3,500,000            3,494,201
1.70%, 12/17/12                                                  3,000,000            2,996,298
2.00%, 4/27/12                                                   3,000,000            3,032,220
2.13%, 3/23/12 (c)                                               3,000,000            3,060,471
2.13%, 9/21/12                                                   4,000,000            4,065,880
2.82%, 3/1/34 (a)                                                1,064,178            1,115,992

                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                 AMOUNT               VALUE
                                                             -------------        -------------
U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
4.25%, 12/15/19                                              $   2,110,515        $   2,217,029
4.50%, 7/15/28 (e)                                               1,415,985            1,447,674
4.59%, 7/1/35 (a) (e)                                            1,731,979            1,791,460
5.61%, 4/1/37 (a)                                                1,638,726            1,731,139
                                                                                  -------------
                                                                                     24,952,364
                                                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.0%)
2.87%, 2/16/20 (e)                                               1,966,048            1,986,026
3.27%, 1/16/23                                                     457,420              458,045
3.72%, 12/16/26 (e)                                              2,475,350            2,512,720
3.95%, 11/16/30 (e)                                              2,929,144            3,023,591
4.00%, 5/16/27                                                   1,698,724            1,756,610
4.09%, 8/16/30                                                   2,004,217            2,063,117
                                                                                  -------------
                                                                                     11,800,109
                                                                                  -------------

TOTAL U.S. GOVERNMENT AGENCIES                                                      126,736,756
                                                                                  -------------
U.S. TREASURY OBLIGATIONS (8.4%)
U.S. TREASURY NOTES (8.4%)
0.88%, 1/31/11                                                  10,000,000           10,038,280
1.38%, 2/15/13                                                   6,000,000            5,995,314
1.38%, 3/15/13 (c)                                               3,000,000            2,993,670
1.50%, 7/15/12 (c)                                               6,000,000            6,061,404
                                                                                  -------------
                                                                                     25,088,668
                                                                                  -------------

TOTAL U.S. TREASURY OBLIGATIONS                                                      25,088,668
                                                                                  -------------

                                                                 SHARES
                                                             -------------
INVESTMENT COMPANIES (8.5%)
State Street Navigator Securities
   Lending Portfolio (g)                                        25,246,288           25,246,288
                                                                                  -------------

TOTAL INVESTMENT COMPANIES                                                           25,246,288
                                                                                  -------------
INVESTMENTS IN AFFILIATES (4.7%)
Fifth Third Institutional Money
   Market Fund (d)                                              13,941,087           13,941,087
                                                                                  -------------

TOTAL INVESTMENTS IN AFFILIATES                                                      13,941,087
                                                                                  -------------

TOTAL INVESTMENTS (COST $325,805,437) - 109.5%                                      325,650,399

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.5)%                                      (28,337,279)
                                                                                  -------------

NET ASSETS - 100.0%                                                               $ 297,313,120
                                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS
 **  Rate represents the effective yield at purchase.
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)  All or part of this security was on loan.
(d)  Investment is in Institutional Shares of underlying fund.
(e) All or part of this security has been designated as collateral for futures contracts.
(f)  Illiquid Securities.
(g) Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
PAC - Planned Amortization Class
WL - Whole Loan

At April 30, 2010, Short Term Bond's investments were in the following countries:


COUNTRY
-------------------------------------------------------------------------
Brazil                                                               0.4%
Canada                                                               2.1%
Germany                                                              0.5%
Great Britain                                                        1.0%
Luxembourg                                                           0.4%
Netherlands                                                          0.8%
United States                                                       94.8%
                                                                   ------
TOTAL                                                              100.0%
                                                                   ======

                     See notes to schedules of investments.

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
CORPORATE BONDS (12.8%)
COSMETICS & TOILETRIES (0.4%)
Procter & Gamble International
  Funding SCA, 0.26%, 5/7/10 (a)                               $ 3,500,000                $   3,500,000
                                                                                          -------------
DIVERSIFIED BANKS (0.4%)
JPMorgan Chase & Co., 4.50%, 11/15/10                            3,550,000                    3,625,380
                                                                                          -------------

DIVERSIFIED FINANCIAL SERVICES (4.8%)
General Electric Capital Corp.,
  0.79%, 8/2/10 (a) (d)                                         10,337,000                   10,370,445
General Electric Capital Corp.,
  4.88%, 10/21/10                                               14,172,000                   14,437,438
General Electric Capital Corp.,
  5.00%, 12/1/10                                                13,970,000                   14,337,519
General Electric Capital Corp.,
  Series A, 4.25%, 12/1/10                                       6,590,000                    6,729,560
                                                                                          -------------
                                                                                             45,874,962
                                                                                          -------------
FINANCE-INVESTMENT BANKER/BROKER (2.0%)
Bear Stearns Cos. LLC (The), 4.50%,
  10/28/10                                                       7,766,000                    7,916,075
Bear Stearns Cos. LLC (The), 5.85%,
  7/19/10                                                        5,000,000                    5,055,679
Bear Stearns Cos. LLC (The), Series
  B, 4.55%, 6/23/10                                              6,090,000                    6,126,620
                                                                                          -------------
                                                                                             19,098,374
                                                                                          -------------
INSURANCE (0.7%)
Berkshire Hathaway, Inc., 0.23%,
  5/10/10 (a) (d)                                                5,000,000                    5,000,000
Berkshire Hathaway Finance Corp.,
  4.20%, 12/15/10                                                1,175,000                    1,202,033
                                                                                          -------------
                                                                                              6,202,033
                                                                                          -------------
INTEGRATED OIL & GAS (1.6%)
BP Capital Markets PLC, 0.39%,
  6/11/10 (a) (d)                                               15,000,000                   15,000,000
                                                                                          -------------
MEDICAL INSTRUMENTS (0.9%)
Medtronic, Inc., Series B, 4.38%,
  9/15/10                                                        8,860,000                    8,985,468
                                                                                          -------------
RETAIL-DISCOUNT (1.3%)
Wal-Mart Stores, Inc., 4.13%, 7/1/10                             7,588,000                    7,636,403
Wal-Mart Stores, Inc., 4.75%, 8/15/10                            5,000,000                    5,060,904
                                                                                          -------------
                                                                                             12,697,307
                                                                                          -------------
U.S. GOVERNMENT AGENCIES (0.7%)
Morgan Stanley, 2.90%, 12/1/10 (e)                               5,000,000                    5,070,554
Regions Bank, 2.75%, 12/10/10                                    2,013,000                    2,042,250
                                                                                          -------------
                                                                                              7,112,804
                                                                                          -------------
TOTAL CORPORATE BONDS                                                                       122,096,328
                                                                                          -------------
U.S. GOVERNMENT AGENCIES (14.5%)
FANNIE MAE (3.2%)
0.34%, 11/15/10 **                                              13,090,000                   13,066,412
0.46%, 3/1/11 **                                                 5,000,000                    4,980,578
3.25%, 8/12/10                                                   6,980,000                    7,033,017
4.75%, 12/15/10                                                  5,000,000                    5,135,479
                                                                                          -------------
                                                                                             30,215,486
                                                                                          -------------
FEDERAL HOME LOAN BANK (5.3%)
0.65%, 5/11/10                                                  10,000,000                   10,000,418
3.00%, 6/11/10                                                   4,200,000                    4,210,998
3.00%, 12/10/10                                                  5,770,000                    5,859,668
3.38%, 8/13/10                                                   2,230,000                    2,247,890
3.38%, 9/10/10                                                   6,110,000                    6,175,042
3.50%, 7/16/10                                                   5,350,000                    5,382,611
4.38%, 10/22/10                                                 14,885,000                   15,167,033
5.13%, 9/10/10                                                   1,800,000                    1,828,792
                                                                                          -------------
                                                                                             50,872,452
                                                                                          -------------
FREDDIE MAC (4.9%)
0.09%, 7/12/10 (a) (d)                                          14,500,000                   14,500,000
1.50%, 1/7/11                                                    5,000,000                    5,038,143
3.13%, 10/25/10                                                  7,000,000                    7,094,584
4.13%, 7/12/10                                                  14,553,000                   14,654,934
6.88%, 9/15/10                                                   5,000,000                    5,122,593
                                                                                          -------------
                                                                                             46,410,254
                                                                                          -------------
STRAIGHT-A FUNDING LLC (1.1%)
0.18%, 5/4/10 **(b)                                             10,000,000                    9,999,850
                                                                                          -------------
TOTAL U.S. GOVERNMENT AGENCIES                                                              137,498,042
                                                                                          -------------
U.S. TREASURY OBLIGATIONS (0.5%)
U.S. TREASURY NOTES (0.5%)
2.38%, 8/31/10                                                   5,000,000                    5,031,243
                                                                                          -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                               5,031,243
                                                                                          -------------
CERTIFICATES OF DEPOSIT (3.7%)
COMMERCIAL BANKS (0.5%)
Toronto Dominion, 0.33%, 9/20/10                                 5,000,000                    5,000,000
                                                                                          -------------
COMMERCIAL BANKS-EASTERN U.S. (3.2%)
Rabobank Nederland, New York Branch,
  0.37%, 5/28/10                                                15,000,000                   15,000,000
Rabobank Nederland, New York Branch,
  0.52%, 9/14/10                                                 5,000,000                    5,002,238
Rabobank Nederland NV,
  0.30%, 9/10/10                                                10,000,000                   10,000,000
                                                                                          -------------
                                                                                             30,002,238
                                                                                          -------------
TOTAL CERTIFICATES OF DEPOSIT                                                                35,002,238
                                                                                          -------------

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
COMMERCIAL PAPER (12.4%)
BEVERAGES-NON ALCOHOLIC (1.1%)
Coca-Cola Co. (The), 0.35%,
  10/19/10 ** (b)                                              $ 5,000,000                $   4,991,688
Coca-Cola Co. (The), 0.75%, 6/2/10 **(b)                         5,000,000                    4,996,667
                                                                                          -------------
                                                                                              9,988,355
                                                                                          -------------
COMMERCIAL BANKS NON-U.S. (0.5%)
Bank of Nova Scotia, 0.40%,
  10/22/10 **                                                    5,000,000                    4,990,333
                                                                                          -------------
FINANCE-INVESTMENT BANKER/BROKER (1.6%)
BNP Paribas Finance, Inc., 0.20%,
  5/10/10 **                                                    10,000,000                    9,999,500
BNP Paribas Finance, Inc., 0.29%,
  7/14/10 **                                                     5,000,000                    4,997,019
                                                                                          -------------
                                                                                             14,996,519
                                                                                          -------------
FOOD-MISC/DIVERSIFIED (1.0%)
Nestle Capital Corp., 0.38%,
  12/6/10 **                                                    10,000,000                    9,976,883
                                                                                          -------------
MEDICAL-HOSPITALS (1.0%)
Essentia Health, 0.40%, 5/7/10 **                                9,565,000                    9,564,362
                                                                                          -------------
POLLUTION (1.0%)
Pollution Control Funding Authority,
  0.34%, 7/2/10                                                  5,875,000                    5,875,000
Pollution Control Funding Authority,
  0.35%, 8/10/10                                                 3,250,000                    3,250,000
                                                                                          -------------
                                                                                              9,125,000
                                                                                          -------------
REGIONAL AUTHORITY (0.8%)
Texas Public Finance Authority, 0.23%,
  5/3/10                                                         3,800,000                    3,800,000
Texas Public Finance Authority, 0.36%,
  7/9/10                                                         4,000,000                    4,000,000
                                                                                          -------------
                                                                                              7,800,000
                                                                                          -------------
SCHOOLS (3.4%)
University of Michigan, 0.20%, 5/3/10                            2,425,000                    2,425,000
University of Michigan, 0.20%, 5/3/10                            7,680,000                    7,680,000
University of Michigan, 0.23%, 6/7/10                            7,095,000                    7,095,000
University of Michigan, 0.25%, 6/30/10                           6,095,000                    6,095,000
University of Michigan, 0.37%, 10/4/10                           5,000,000                    5,000,000
University of Texas, 0.26%, 6/2/10                               4,000,000                    4,000,000
                                                                                          -------------
                                                                                             32,295,000
                                                                                          -------------
U.S. MUNICIPALS (2.0%)
Walnut Energy Center Authority,
  0.21%, 5/6/10, (LOC: State Street Corp.) **                    6,000,000                    5,999,825
Walnut Energy Center Authority, 0.22%,
   5/25/10, (LOC: State Street Corp.) **                        12,985,000                   12,982,836
                                                                                          -------------
                                                                                             18,982,661
                                                                                          -------------
TOTAL COMMERCIAL PAPER                                                                      117,719,113
                                                                                          -------------
DEMAND NOTES (8.3%)
COMMERCIAL SERVICES (1.0%)
World Wildlife Fund, 0.32%, 5/6/10,
  (LOC: JP Morgan, Inc.) (a) (d)                                 9,780,000                    9,780,000
                                                                                          -------------
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Harry W. Albright Jr., Series 1996,
  0.78%, 5/6/10, (LOC: Bank of
  America) (a) (d)                                               4,700,000                    4,700,000
                                                                                          -------------
REVENUE BONDS (0.9%)
Metrodev Newark LLC, 0.35%, 5/6/10,
  (LOC: PNC Bank NA) (a) (d)                                     7,900,000                    7,900,000
                                                                                          -------------
SPECIAL PURPOSE ENTITY (5.9%)
Capital One Funding Corp., Series
  1996-H, 0.34%, 5/6/10, (LOC: JP
  Morgan, Inc.) (a) (d)                                            267,000                      267,000
Capital One Funding Corp., Series
  1997-D, 0.29%, 5/6/10, (LOC: JP
  Morgan, Inc.) (a) (d)                                            401,000                      401,000
Capital One Funding Corp., Series
  2001-C, 0.29%, 5/6/10, (LOC: JP
  Morgan, Inc.) (a) (d)                                          1,072,000                    1,072,000
Clare at Water Tower (The), Series
  2005, 0.28%, 5/6/10, (LOC: Bank of
  America) (a) (d)                                              12,500,000                   12,500,000
Doctors Park LLP, 0.32%, 5/6/10,
  (LOC: US Bancorp) (a) (d)                                      9,000,000                    9,000,000
Erickson Foundation, Inc. (The),
  0.28%, 5/6/10, (LOC: FHLB) (a) (d)                            15,000,000                   15,000,000
First Church of God Vancouver, 1.28%,
  5/6/10, (LOC: US Bancorp)   (a) (d)                              740,000                      740,000
New Belgium Brewing Co., Inc., Series
  2000, 0.35%, 5/6/10, (LOC: Wells Fargo
  & Co.) (a) (d)                                                 1,160,000                    1,160,000
Rush Medical Foundation, 0.28%,
  5/7/10, (LOC: US Bancorp) (a) (d)                              5,400,000                    5,400,000
Saddleback Valley Community Church,
  0.25%, 5/6/10, (LOC: FHLB) (a) (d)                             9,835,000                    9,835,000

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
DEMAND NOTES, CONTINUED
SPECIAL PURPOSE ENTITY, CONTINUED
SGS Tool Co., Series 1999, 0.47%,
  5/6/10, (LOC: JP Morgan, Inc.) (a) (d)                       $   725,000                $     725,000
                                                                                          -------------
                                                                                             56,100,000
                                                                                          -------------
TOTAL DEMAND NOTES                                                                           78,480,000
                                                                                          -------------
MUNICIPAL DEMAND NOTES (37.5%)
ALASKA (1.6%)
Borough of North Slope, BP
  Exploration Alaska Project, AMT,
  0.26%, 5/3/10, (LOC: BP Amoco) (a) (d)                        15,000,000                   15,000,000
                                                                                          -------------
CALIFORNIA (5.2%)
Abag Finance Authority for Nonprofit
  Corps., YMCA of San Francisco, Series
  A, 0.40%, 5/6/10, (LOC: Wells Fargo &
  Co.) (a) (d)                                                   8,375,000                    8,375,000
County of Riverside, CP, 0.32%,
  5/5/10, (LOC: State Street Corp.) (a) (d)                      5,900,000                    5,900,000
County of Sacramento, Pensions,
  Series C, 0.32%, 5/5/10, (LOC:
  Bayerische Landesbank) (a) (d)                                32,430,000                   32,430,000
Statewide Communities Development
  Authority, Broadway Studios, 0.40%,
  5/6/10, (LOC: FHLB) (a) (d)                                    2,300,000                    2,300,000
                                                                                          -------------
                                                                                             49,005,000
                                                                                          -------------
COLORADO (1.4%)
Housing & Finance Authority, Single
  Family Mortgage Bonds, Series A1,
  0.28%, 5/5/10,
  (LOC: FMNA/FHLMC) (a) (d)                                      5,000,000                    5,000,000
Housing & Finance Authority, Single
 Family Mortgage Bonds, Series I-B1,
  0.25%, 5/5/10,
  (LOC: FMNA/FHLMC) (a) (d)                                      7,000,000                    7,000,000
Pueblo Housing Authority, 0.35%,
  5/6/10, (LOC: Wells Fargo & Co.) (a) (d)                       1,400,000                    1,400,000
                                                                                          -------------
                                                                                             13,400,000
                                                                                          -------------
DISTRICT OF COLUMBIA (0.2%)
District of Columbia, Pew Charitables
 Trust, Series B, 0.30%, 5/6/10,
 (LOC: PNC Bank NA) (a) (d)                                      1,535,000                    1,535,000
                                                                                          -------------
FLORIDA (3.6%)
Miami-Dade County Industrial
 Development Authority, Dolphin
 Stadium Project, 0.26%, 5/6/10,
 (LOC: Societe Generale) (a) (d)                                19,000,000                   19,000,000
Miami-Dade County Industrial
  Development Authority, Miami Stadium
  Project, 0.27%, 5/6/10, (LOC: TD Bank
  N.A.)  (a) (d)                                                 5,000,000                    5,000,000
Municipal Power Agency, All Required
  Project, Series D, 0.32%, 5/6/10,
  (LOC: Bank of America) (a) (d)                                10,000,000                   10,000,000
                                                                                          -------------
                                                                                             34,000,000
                                                                                          -------------
GEORGIA (2.0%)
Burke County Development Authority,
  Georgia Power Co. Plant Vogtle
  Project, 0.23%, 5/3/10, (LOC: Georgia
  Power) (a) (d)                                                 8,900,000                    8,900,000
Savannah College of Art & Design,
  Inc., Series 2004 BD, 0.34%, 5/6/10,
  (LOC: Bank of America) (a) (d)                                10,038,000                   10,038,000
                                                                                          -------------
                                                                                             18,938,000
                                                                                          -------------
ILLINOIS (2.1%)
County of Will, Exxon Mobil Project,
  AMT, 0.24%, 5/3/10, (LOC: Exxon
  Mobil Corp.) (a) (d)                                           6,815,000                    6,815,000
Finance Authority, Art Institute of
  Chicago, Series B-2, 0.30%, 5/5/10,
  (LOC: Northern Trust Corp.) (a) (d)                            2,360,000                    2,360,000
Finance Authority, CHF-Dekalb LLC,
  Series B, 0.35%, 5/6/10, (LOC: Banco
  Santander SA) (a) (d)                                            515,000                      515,000
Finance Authority, Fairview
  Ministries, Inc., Series D, 0.28%,
  5/6/10, (LOC: Bank of America) (a) (d)                         4,455,000                    4,455,000
Finance Authority, Franciscan
  Communities, Series B, 0.28%, 5/6/10,
  (LOC: Bank of America) (a) (d)                                 5,870,000                    5,870,000
                                                                                          -------------
                                                                                             20,015,000
                                                                                          -------------
INDIANA (0.2%)
Finance Authority, Haven Hubbard
  Homes, Inc., Series B, 0.28%, 5/6/10,
  (LOC: Bank of America) (a) (d)                                 2,065,000                    2,065,000
                                                                                          -------------
IOWA (0.5%)
Dallas County Industrial Development,
  Sioux City Brick and Tile, Series B,
  0.30%, 5/6/10, (LOC: U.S. Bancorp) (a) (d)                     4,850,000                    4,850,000
                                                                                          -------------
KENTUCKY (2.8%)
Louisville & Jefferson County
  Regional Airport Authority, Series A,
  AMT, 0.23%, 5/3/10, (LOC: United
  Parcel Service, Inc.)(a) (d)                                  26,800,000                   26,800,000
                                                                                          -------------

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
MUNICIPAL DEMAND NOTES, CONTINUED
MARYLAND (0.8%)
Health & Higher Educational
  Facilities Authority, Adventist
  Healthcare, Series B, 0.28%, 5/6/10,
  (LOC: Deutsche Bank) (a) (d)                                 $ 7,990,000                $   7,990,000
                                                                                          -------------
MICHIGAN (1.2%)
University of Michigan, 0.28%, 5/6/10
  (LOC: University of Michigan) (a) (d)                         11,195,000                   11,195,000
                                                                                          -------------
MISSISSIPPI (2.7%)
Business Finance Corp., Chevron USA,
  Inc. Project, Series C, 0.21%,
  5/3/10, (LOC: Chevron) (a) (d)                                 9,900,000                    9,900,000
Business Finance Corp., Chevron USA,
  Inc. Project, Series G, 0.23%,
  5/3/10, (LOC: Chevron) (a) (d)                                15,800,000                   15,800,000
                                                                                          -------------
                                                                                             25,700,000
                                                                                          -------------
NEW MEXICO (0.1%)
City of Portales, CHF-Portales LLC
  Project at Eastern New Mexico
  University, Series B, 0.40%, 5/6/10,
  (LOC: Banco Santander SA) (a) (d)                                300,000                      300,000
City of Roswell, Series B, 0.35%,
  5/6/10, (LOC: Banco Santander SA) (a) (d)                        270,000                      270,000
                                                                                          -------------
                                                                                                570,000
                                                                                          -------------
NEW YORK (0.4%)
Albany Industrial Development Agency,
  Living Resources Corp. Project,
  Series B, 0.37%, 5/6/10, (LOC: HSBC
  Holdings PLC) (a) (d)                                            275,000                      275,000
New York City Housing Development
  Corp., Verde Cooperative, Series A,
  0.26%, 5/6/10, (LOC: JP Morgan,
  Inc.)(a) (d)                                                   3,710,000                    3,710,000
                                                                                          -------------
                                                                                              3,985,000
                                                                                          -------------
OHIO (1.4%)
Cleveland-Cuyahoga County Port
  Authority, Science Park LLC, Series
  B, 0.45%, 5/6/10, (LOC: KeyBank NA) (a) (d)                   12,295,000                   12,295,000
County of Cuyahoga, Eliza Jennings,
  Series C, 0.53%, 5/6/10, (LOC: Banco
  Santander SA) (a) (d)                                            740,000                      740,000
                                                                                          -------------
                                                                                             13,035,000
                                                                                          -------------
PENNSYLVANIA (1.9%)
Blair County Industrial Development
  Authority, 0.30%, 5/6/10,
  (LOC: PNC Bank NA) (a) (d)                                     5,000,000                    5,000,000
Delaware County Industrial
  Development Authority, 0.21%, 5/3/10,
  (LOC: United Parcel Service, Inc.) (a) (d)                     3,200,000                    3,200,000
Economic Development Financing
  Authority, Delancy Corp. Project,
  Series C, 0.32%, 5/6/10, (LOC: PNC
  Bank NA) (a) (d)                                                 930,000                      930,000
Pittsburgh Water & Sewer Authority,
  Series B2, 0.27%, 5/6/10,
  (LOC: PNC Bank NA) (a) (d)                                     8,745,000                    8,745,000
                                                                                          -------------
                                                                                             17,875,000
                                                                                          -------------
TEXAS (5.7%)
Gulf Coast Waste Disposal Authority,
  Exxon Mobil Project, Series B, AMT,
  0.24%, 5/3/10, (LOC: Exxon Mobil
  Corp.) (a) (d)                                                 5,550,000                    5,550,000
Lower Neches Valley Authority
  Industrial Development Corp.,
  ExxonMobil Project, Series B, AMT,
  0.24%, 5/3/10, (LOC: Exxon Mobil
  Corp.) (a) (d)                                                30,000,000                   30,000,000
Port Corpus Christi Industrial
  Development Corp., Citgo Petroleum,
  AMT, 0.30%, 5/5/10,
  (LOC: BNP Paribas) (a) (d)                                    10,000,000                   10,000,000
Veterans Housing Assistance Program,
  Series A, GO, AMT, 0.30%, 5/5/10,
  (LOC: State Street Corp.) (a) (d)                              8,685,000                    8,685,000
                                                                                          -------------
                                                                                             54,235,000
                                                                                          -------------
UTAH (2.6%)
Telecommunication Open Infrastructure
  Agency, 0.32%, 5/6/10,
  (LOC: FHLB) (a) (d)                                           25,000,000                   25,000,000
                                                                                          -------------
WASHINGTON (0.9%)
State Housing Finance Commission,
  Multi-Family, Country Club
  Apartments, Series A, AMT, 0.29%,
  5/3/10, (LOC: U.S. Bancorp) (a) (d)                            5,620,000                   5,620,000
State Housing Finance Commission,
  Multi-Family, Monticello Park
  Project, Series B, 0.29%, 5/6/10,
  (LOC: FNMA) (a) (d)                                            3,425,000                   3,425,000
                                                                                          -------------
                                                                                             9,045,000
                                                                                          -------------

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                             -------------                -------------
MUNICIPAL DEMAND NOTES, CONTINUED
WISCONSIN (0.2%)
City of Whitewater, Husco
  International, Inc. Project, AMT,
  0.43%, 5/5/10, (LOC: JP Morgan, Inc.) (a) (d)                $ 2,300,000                $   2,300,000
                                                                                          -------------
TOTAL MUNICIPAL DEMAND NOTES                                                                356,538,000
                                                                                          -------------

                                                                SHARES
                                                             -------------
MONEY MARKETS (1.0%)
AIM STIT Liquid Assets Portfolio  (c)                            8,726,580                    8,726,579
Goldman Sachs Financial Square Prime
  Obligations Fund (c)                                           1,189,699                    1,189,699
                                                                                          -------------
TOTAL MONEY MARKETS                                                                           9,916,278
                                                                                          -------------

                                                               PRINCIPAL
                                                                AMOUNT
                                                             -------------
REPURCHASE AGREEMENTS (9.1%)
Barclays PLC, 0.19%, dated 4/30/10,
  due 5/3/10, (Proceeds at maturity,
  $20,000,317, Collateralized by U.S.
  Treasury Security, 1.00%, 4/30/12,
  value $20,400,035)                                           $20,000,000                   20,000,000
Deutsche Bank, 0.19%, dated 4/30/10,
  due 5/3/10, (Proceeds at maturity,
  $30,000,475, Collateralized by U.S
  Government Agency Security, 5.00%,
  4/6/20, value $30,600,900)                                    30,000,000                   30,000,000
Toronto Dominion, 0.19%, dated
  4/30/10, due 5/3/10, (Proceeds at
  maturity, $30,000,475, Collateralized
  by U.S. Treasury Security, 1.00%
  4/30/12, value $30,600,003)                                   30,000,000                   30,000,000
UBS Investment Bank, 0.18%, dated
  4/30/10, due 5/3/10, (Proceeds at
  maturity, $6,676,100, Collateralized
  by Federal Home Loan Bank,
  1.70%, 3/15/13, value $6,810,609)                              6,676,000                    6,676,000
                                                                                          -------------
TOTAL REPURCHASE AGREEMENTS                                                                  86,676,000
                                                                                          -------------

TOTAL INVESTMENTS (COST $948,957,242)(+) - 99.8%                                            948,957,242

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                                  1,573,469
                                                                                          -------------
NET ASSETS - 100.0%                                                                        $950,530,711
                                                                                           ============

                                    Continued

NOTES TO SCHEDULE OF INVESTMENTS

**  Rate represents the effective yield at purchase.
(+) Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund/portfolio.
(d) Maturity date is next rate reset date.
(e) FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviations are used in the Schedule of Investments:

AMT - Alternative Minimum Tax Paper
CP - Certificate of Participation
FHLMC - Federal Home loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

                     See notes to schedules of investments.

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
CORPORATE BONDS (10.0%)
COSMETICS & TOILETRIES (0.5%)
Procter & Gamble International
   Funding SCA, 0.26%, 5/7/10 (a)                           $    15,000,000              $   15,000,273
                                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES (4.5%)
General Electric Capital Corp.,
   0.36%, 5/3/10 (a) (d)                                         15,000,000                  14,971,945
General Electric Capital Corp.,
   4.88%, 10/21/10                                               38,000,000                  38,689,135
General Electric Capital Corp.,
   5.00%, 12/1/10                                                10,000,000                  10,262,861
General Electric Capital Corp.,
   Series A, 4.25%, 9/13/10                                      14,600,000                  14,787,481
General Electric Capital Corp.,
   Series A, 4.25%, 12/1/10                                      14,580,000                  14,891,198
General Electric Capital Corp.,
   Series A, 6.13%, 2/22/11                                      36,656,000                  38,284,531
                                                                                         --------------
                                                                                            131,887,151
                                                                                         --------------
FINANCE-INVESTMENT BANKER/BROKER (2.4%)
Bear Stearns Cos. LLC (The), 0.57%,
   7/31/10 (a) (d)                                               12,426,000                  12,445,065
Bear Stearns Cos. LLC (The), 4.50%,
   10/28/10                                                      17,000,000                  17,318,790
Bear Stearns Cos. LLC (The), 5.85%,
   7/19/10                                                       20,000,000                  20,222,716
Bear Stearns Cos. LLC (The), Series
   B, 4.55%, 6/23/10                                             19,518,000                  19,634,561
                                                                                         --------------
                                                                                             69,621,132
                                                                                         --------------
INSURANCE (0.5%)
Berkshire Hathaway, Inc., 0.23%,
   5/10/10 (a) (d)                                               10,000,000                  10,000,000
Berkshire Hathaway Finance Corp.,
   4.20%, 12/15/10                                                4,595,000                   4,702,462
                                                                                         --------------
                                                                                             14,702,462
                                                                                         --------------
INTEGRATED OIL & GAS (1.2%)
BP Capital Markets PLC, 0.39%,
   6/11/10 (a) (d)                                               35,000,000                  35,000,000
                                                                                         --------------
U.S. GOVERNMENT AGENCIES (0.9%)
Morgan Stanley, 2.90%, 12/1/10 (e)                               25,000,000                  25,352,770
                                                                                         --------------
TOTAL CORPORATE BONDS                                                                       291,563,788
                                                                                         --------------

MORTGAGE-BACKED SECURITIES (0.3%)
CMBS OTHER (0.3%)
Freddie Mac, 0.30%, 5/6/10 (a) (d)                                7,361,757                   7,361,757
                                                                                         --------------
TOTAL MORTGAGE-BACKED SECURITIES                                                              7,361,757
                                                                                         --------------

U.S. GOVERNMENT AGENCIES (13.7%)
FANNIE MAE (2.6%)
0.34%, 11/15/10 **                                               15,000,000                  14,971,950
0.46%, 3/1/11 **                                                 15,000,000                  14,941,733
2.88%, 10/12/10                                                  15,335,000                  15,502,604
3.25%, 8/12/10                                                   15,000,000                  15,113,933
4.75%, 12/15/10                                                  14,960,000                  15,365,355
                                                                                         --------------
                                                                                             75,895,575
                                                                                         --------------
FEDERAL HOME LOAN BANK (4.3%)
0.65%, 5/11/10                                                   25,000,000                  25,001,046
3.00%, 6/11/10                                                   10,000,000                  10,026,185
3.00%, 12/10/10                                                  15,000,000                  15,232,217
3.50%, 7/16/10                                                   14,000,000                  14,085,337
4.13%, 8/13/10                                                    5,025,000                   5,075,127
4.25%, 6/11/10                                                   22,600,000                  22,693,510
4.38%, 10/22/10                                                  10,000,000                  10,194,934
4.88%, 5/14/10                                                   10,000,000                  10,015,651
5.13%, 9/10/10                                                    4,600,000                   4,673,579
5.25%, 6/11/10                                                    6,200,000                   6,232,594
                                                                                         --------------
                                                                                            123,230,180
                                                                                         --------------
FREDDIE MAC (5.1%)
0.09%, 7/12/10 (a) (d)                                           35,000,000                  35,000,000
0.16%, 5/4/10 (a) (d)                                            15,000,000                  14,990,829
0.32%, 11/16/10 **                                               25,000,000                  24,955,778
1.50%, 1/7/11                                                    15,000,000                  15,114,429
4.13%, 7/12/10                                                   38,000,000                  38,264,889
5.00%, 10/18/10                                                   9,825,000                  10,034,181
6.88%, 9/15/10                                                   10,000,000                  10,245,186
                                                                                         --------------
                                                                                            148,605,292
                                                                                         --------------
STRAIGHT-A FUNDING LLC (1.7%)
0.18%, 5/4/10 ** (b)                                             25,000,000                  24,999,625
0.23%, 6/7/10 ** (b)                                             25,200,000                  25,194,302
                                                                                         --------------
                                                                                             50,193,927
                                                                                         --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                              397,924,974
                                                                                         --------------

U.S. TREASURY OBLIGATIONS (0.3%)
U.S. TREASURY NOTES (0.3%)
2.38%, 8/31/10                                                   10,000,000                  10,062,485
                                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                              10,062,485
                                                                                         --------------

CERTIFICATES OF DEPOSIT (4.1%)
COMMERCIAL BANKS (0.7%)
Toronto Dominion, 0.33%, 9/20/10                                 20,000,000                  20,000,000
                                                                                         --------------
COMMERCIAL BANKS-EASTERN U.S. (3.4%)
Rabobank Nederland, New York Branch,
  0.36%, 9/7/10                                                  25,000,000                  25,000,884
Rabobank Nederland, New York Branch,
  0.37%, 5/28/10                                                 35,000,000                  35,000,000

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
CERTIFICATES OF DEPOSIT, CONTINUED
Rabobank Nederland, New York Branch,
   0.52%, 9/14/10                                           $    15,000,000              $   15,006,715
Rabobank Nederland NV,
   0.30%, 9/10/10                                                25,000,000                  25,000,000
                                                                                         --------------
                                                                                            100,007,599
                                                                                         --------------
TOTAL CERTIFICATES OF DEPOSIT                                                               120,007,599
                                                                                         --------------

COMMERCIAL PAPER (21.4%)
ASSET BACKED COMMERCIAL PAPER (1.4%)
Old Line Funding LLC, 0.23%,
   6/7/10 ** (b)                                                 20,000,000                  19,995,272
Old Line Funding LLC, 0.25%,
   6/16/10 ** (b)                                                20,000,000                  19,993,611
                                                                                         --------------
                                                                                             39,988,883
                                                                                         --------------
BEVERAGES-NON ALCOHOLIC (1.7%)
Coca-Cola Co. (The), 0.25%,
   6/10/10 ** (b)                                                20,500,000                  20,494,306
Coca-Cola Co. (The), 0.36%,
   10/19/10 ** (b)                                               20,000,000                  19,966,750
Coca-Cola Co. (The), 0.75%,
   6/2/10 ** (b)                                                 10,000,000                   9,993,333
                                                                                         --------------
                                                                                             50,454,389
                                                                                         --------------
COMMERCIAL BANKS NON-U.S. (4.8%)
Bank of Nova Scotia, 0.34%, 9/22/10 **                           25,000,000                  24,966,000
Bank of Nova Scotia, 0.35%, 9/13/10                              25,000,000                  24,999,975
Bank of Nova Scotia, 0.40%,
   10/22/10 **                                                   20,000,000                  19,961,333
National Australia Funding, 0.32%,
   7/21/10 ** (b)                                                25,000,000                  24,982,281
Societe Generale North America, Inc.,
   0.25%, 5/4/10 **                                              45,080,000                  45,079,061
                                                                                         --------------
                                                                                            139,988,650
                                                                                         --------------
FIDUCIARY BANKS (0.9%)
State Street Corp., 0.23%, 6/1/10 **                             25,000,000                  24,995,694
                                                                                         --------------

FINANCE-INVESTMENT BANKER/BROKER (2.4%)
BNP Paribas Finance, Inc., 0.20%,
   5/10/10 **                                                    25,000,000                  24,998,750
BNP Paribas Finance, Inc., 0.27%,
   5/24/10 **                                                    25,000,000                  24,996,486
BNP Paribas Finance, Inc., 0.29%,
   7/14/10 **                                                    20,000,000                  19,988,078
                                                                                         --------------
                                                                                             69,983,314
                                                                                         --------------
FOOD-MISC/DIVERSIFIED (0.9%)
Nestle Capital Corp., 0.38%,
   12/6/10 **                                                    25,000,000                  24,942,208
                                                                                         --------------

MEDICAL-HOSPITALS (0.7%)
Essentia Health, 0.40%, 5/7/10 **                                20,000,000                  19,998,667
                                                                                         --------------

OIL COMPANY-INTEGRATED (1.5%)
California Pollution Control
   Funding Authority, 0.26%, 6/9/10
   (LOC: BP Amoco)                                               10,000,000                  10,000,000
California Pollution Control
 Funding Authority, 0.34%, 7/2/10
   (LOC: BP Amoco)                                               17,625,000                  17,625,000
Mississippi Business Finance Corp.,
   0.25%, 6/8/10
   (LOC: British Petroleum)                                       8,100,000                   8,100,000
Port Bellingham Industrial
   Development, 0.26%, 6/9/10
   (LOC: BP Amoco)                                                9,000,000                   9,000,000
                                                                                         --------------
                                                                                             44,725,000
                                                                                         --------------
REGIONAL AUTHORITY (0.3%)
Texas Public Finance Authority, 0.35%,
   8/9/10                                                         8,450,000                   8,450,000
                                                                                         --------------

SCHOOLS (2.1%)
University of Michigan, 0.20%, 5/3/10                            25,000,000                  25,000,000
University of Michigan, 0.23%, 7/7/10                            17,710,000                  17,710,000
University of Michigan, 0.26%, 6/2/10                             6,000,000                   6,000,000
University of Michigan,
   0.37%, 10/4/10                                                12,000,000                  12,000,000
                                                                                         --------------
                                                                                             60,710,000
                                                                                         --------------
U.S. MUNICIPALS (4.7%)
City of Denver, 0.30%, 6/9/10
  (LOC: Wachovia Bank NA)                                         8,500,000                   8,500,000
City of Whiting, Environmental Facilities,
   0.25%, 6/25/10, (LOC: BP PLC)                                 10,000,000                  10,000,000
Massachusetts State Water Resources,
   0.31%, 7/1/10, (LOC: Bayerische
   Landesbank)                                                   35,000,000                  35,000,000
Massachusetts State Water Resources,
   0.33%, 5/5/10, (LOC: Bayerische
   Landesbank)                                                   28,000,000                  28,000,000
Walnut Energy Center Authority,
   0.21%, 5/6/10, (LOC: State Street Corp.) **                   15,000,000                  14,999,562
Walnut Energy Center Authority,
   0.22%, 5/25/10, (LOC: State Street Corp.) **                  40,000,000                  39,993,333
                                                                                         --------------
                                                                                            136,492,895
                                                                                         --------------
TOTAL COMMERCIAL PAPER                                                                      620,729,700
                                                                                         --------------

DEMAND NOTES (3.9%)
BUILDING PRODUCTION-CEMENT/AGGREGATE (0.8%)
Sioux City Brick & Tile Co., 0.27%,
   5/6/10, (LOC: US Bancorp) (a) (b) (d)                         23,450,000                  23,450,000
                                                                                         --------------

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
DEMAND NOTES, CONTINUED
FINANCE-OTHER SERVICES (1.0%)
Lexington Financial Services LLC,
   0.28%, 5/6/10, (LOC: Bank of America) (a) (d)            $    29,335,000              $   29,335,000
                                                                                         --------------
SPECIAL PURPOSE ENTITY (2.1%)
Corporate Finance Managers, Inc.,
   0.30%, 5/6/10, (LOC: Wells Fargo & Co.) (a) (d)               12,085,000                  12,085,000
Erickson Foundation, Inc. (The),
   0.28%, 5/6/10, (LOC: FHLB) (a) (d)                            25,000,000                  25,000,000
Gulf Gate Apartments, Series 2003,
   0.30%, 5/6/10, (LOC: Wells Fargo & Co.) (a) (d)                7,295,000                   7,295,000
Pershing Drive Associates L.P.,
   0.36%, 5/6/10, (LOC: Royal Bank of
   Canada) (a) (d)                                               11,235,000                  11,235,000
Rush Medical Foundation, 0.28%
   5/7/10, (LOC: US Bank NA) (a) (d)                              5,400,000                   5,400,000
                                                                                         --------------
                                                                                             61,015,000
                                                                                         --------------
TOTAL DEMAND NOTES                                                                          113,800,000
                                                                                         --------------

MUNICIPAL DEMAND NOTES (37.8%)
ALABAMA (0.7%)
Mobile Industrial Development Board,
   Alabama Power Co. Barry Plant
   Project, 0.23%, 5/3/10,
   (LOC: Alabama Power) (a) (d)                                  20,400,000                  20,400,000
                                                                                         --------------
ALASKA (1.4%)
Borough of North Slope, BP
   Exploration Alaska Project, AMT,
   0.26%, 5/3/10,
   (LOC: BP Amoco) (a) (d)                                       40,000,000                  40,000,000
                                                                                         --------------
ARIZONA (0.4%)
Glendale Industrial Development
   Authority, Thunderbird, Garvin
   School, Series B, 0.25%, 5/6/10,
   (LOC: Bank of New York Co., Inc.) (a) (d)                     11,465,000                  11,465,000
                                                                                         --------------
CALIFORNIA (3.1%)
County of Sacramento, Pensions,
   Series B, 0.32%, 5/5/10, (LOC:
   Bayerische Landesbank) (a) (d)                                51,300,000                  51,300,000
County of Sacramento, Pensions,
   Series C, 0.32%, 5/5/10, (LOC:
   Bayerische Landesbank) (a) (d)                                21,010,000                  21,010,000
Housing Finance Agency, Housing
   Program Bonds, Series B, 0.24%,
   5/5/10, (LOC: FNMA/FHLMC) (a) (d)                              9,315,000                   9,315,000
Kern Water Bank Authority, Series B,
   0.30%, 5/6/10, (LOC: Wells Fargo & Co.) (a) (d)                3,931,000                   3,931,000
Sacramento County Housing Authority,
   Multi-Family, Natomas Park
   Apartments, Series B, 0.30%, 5/6/10,
   (LOC: FNMA) (a) (d)                                            1,015,000                   1,015,000
Statewide Communities Development
   Authority, Multi-Family Housing,
   Series X-T, 0.34%, 5/6/10,
   (LOC: FNMA) (a) (d)                                              400,000                     400,000
Statewide Communities Development
   Authority, Multi-Family, Valley Palms
   Apartments, Series C-T, 0.27%,
   5/6/10, (LOC: FNMA) (a) (d)                                    1,850,000                   1,850,000
                                                                                         --------------
                                                                                             88,821,000
                                                                                         --------------
COLORADO (0.7%)
Housing & Finance Authority, Single
   Family Mortgage Bonds, Series I,
   0.28%, 5/5/10, (LOC: FNMA/
   FHLMC) (a) (d)                                                 6,430,000                   6,430,000
Housing & Finance Authority, Single
   Family Mortgage Bonds, Series I-B2,
   0.25%, 5/5/10, (LOC: FNMA/
   FHLMC) (a) (d)                                                13,160,000                  13,160,000
                                                                                         --------------
                                                                                             19,590,000
                                                                                         --------------
DISTRICT OF COLUMBIA (1.0%)
District of Columbia, Georgetown
   University, Series B-2, 0.27%,
   5/6/10, (LOC: JP Morgan, Inc.) (a) (d)                        13,280,000                  13,280,000
District of Columbia, Georgetown
   University, Series C, 0.26%, 5/6/10,
   (LOC: TD Bank N.A.) (a) (d)                                   15,000,000                  15,000,000
                                                                                         --------------
                                                                                             28,280,000
                                                                                         --------------
FLORIDA (3.0%)
Miami-Dade County Industrial
   Development Authority, Dolphin
   Stadium Project, 0.26%, 5/6/10,
   (LOC: Societe Generale) (a) (d)                               45,000,000                  45,000,000
Municipal Power Agency, All Required
   Project, Series D, 0.32%, 5/6/10,
   (LOC: Bank of America) (a) (d)                                32,295,000                  32,295,000
University South Florida Research
   Foundation, Inc., Series C, 0.35%,
   5/5/10, (LOC: Bank of America) (a) (d)                         9,800,000                   9,800,000
                                                                                         --------------
                                                                                             87,095,000
                                                                                         --------------
GEORGIA (1.0%)
Augusta Housing Authority, Westbury

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
MUNICIPAL DEMAND NOTES, CONTINUED
GEORGIA, CONTINUED
   Creek Apartments, Series B, 0.40%,
   5/5/10, (LOC: FNMA) (a) (d)                              $       500,000              $      500,000
Burke County Development Authority,
   Georgia Power Co. Plant Vogtle
   Project, 0.23%, 5/3/10, (LOC: Georgia
   Power) (a) (d)                                                20,000,000                  20,000,000
Winder-Barrow County Joint
   Development Authority, Republic
   Services, Inc. Project, 0.30%, 5/6/10,
   (LOC: Wells Fargo & Co.) (a) (d)                               8,800,000                   8,800,000
                                                                                         --------------
                                                                                             29,300,000
                                                                                         --------------
ILLINOIS (1.8%)
County of Will, Exxon Mobil Project,
   AMT, 0.24%, 5/3/10, (LOC:
   Mobile Corp.) (a) (d)                                         20,000,000                  20,000,000
Finance Authority, Art Institute of
   Chicago, Series B-1, 0.30%, 5/5/10,
   (LOC: JP Morgan, Inc.) (a) (d)                                 4,320,000                   4,320,000
Finance Authority, Commonwealth
   Edison Co. Project, Series F, 0.26%,
   5/5/10, (LOC: JP Morgan, Inc.) (a) (d)                        10,100,000                  10,100,000
Finance Authority, Fairview Village,
   Series E, 0.28%, 5/6/10, (LOC: Bank
   of America) (a) (d)                                            6,135,000                   6,135,000
Finance Authority, Franciscan
   Communities, Series B, 0.28%, 5/6/10,
   (LOC: Bank of America) (a) (d)                                11,830,000                  11,830,000
                                                                                         --------------
                                                                                             52,385,000
                                                                                         --------------
INDIANA (1.4%)
City of Indianapolis Development,
   Multi-Family Housing, Pedcor
   Investments, Series B, 0.50%, 5/6/10,
   (LOC: FHLB) (a) (d)                                              951,000                     951,000
County of Vigo, Republic Services,
   Inc. Project, AMT, 0.37%, 5/5/10,
   (LOC: Wells Fargo & Co.) (a) (d)                              10,000,000                  10,000,000
Health Facility Financing Authority,
   Community Foundation of Northwest
   Indiana, Series B, 0.28%, 5/6/10,
   (LOC: Bank of Montreal) (a) (d)                               20,580,000                  20,580,000
Terre Haute, Westminister Village,
   Series B, 0.28%, 5/6/10, (LOC: Banco
   Santander SA) (a) (d)                                          9,300,000                   9,300,000
                                                                                         --------------
                                                                                             40,831,000
                                                                                         --------------
KENTUCKY (2.8%)
County of Boone, Northern Kentucky
   University Metropolitan Education and
   Training Services Center Project, 0.49%
   5/6/10, (LOC: U.S. Bancorp) (a) (d)                            4,660,000                   4,660,000
Louisville & Jefferson County
   Regional Airport Authority, Series A,
   AMT, 0.23%, 5/3/10, (LOC: United
   Parcel Service, Inc.) (a) (d)                                 37,000,000                  37,000,000
Louisville & Jefferson County
   Regional Airport Authority, Series C,
   AMT, 0.23%, 5/3/10, (LOC: United
   Parcel Service, Inc.) (a) (d)                                 40,500,000                  40,500,000
                                                                                         --------------
                                                                                             82,160,000
                                                                                         --------------
MARYLAND (1.3%)
Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, Series B, 0.28%, 5/6/10,
   (LOC: Deutsche Bank) (a) (d)                                  21,995,000                  21,995,000
Health & Higher Educational
   Facilities Authority, Charlestown
   Community, Series B, 0.31%, 5/5/10,
   (LOC: Bank of America) (a) (d)                                14,500,000                  14,500,000
                                                                                         --------------
                                                                                             36,495,000
                                                                                         --------------
MASSACHUSETTS (1.2%)
Development Finance Agency,
   Briarwood, Series B, 0.28%, 5/6/10,
   (LOC: Banco Santander SA) (a) (d)                              8,650,000                   8,650,000
Development Finance Agency, Linden
   Ponds, Inc., Series C, 0.43%, 5/6/10,
   (LOC: Banco Santander SA) (a) (d)                             10,000,000                  10,000,000
Simmons College, 0.32%, 5/6/10,
   (LOC: JP Morgan, Inc.) (a) (d)                                17,260,000                  17,260,000
                                                                                         --------------
                                                                                             35,910,000
                                                                                         --------------
MICHIGAN (1.5%)
Charter Township of Canton, GO,
   2.75%, 5/5/10,
   (LOC: Comerica Bank) (a) (d)                                     500,000                     500,000
Charter Township of Ypsilanti,
   Capital Improvements, Series B, GO,
   2.75%, 5/5/10, (LOC: Comerica
   Bank) (a) (d)                                                  2,280,000                   2,280,000
University of Michigan Hospital,
   Series A, 0.24%, 5/3/10, (LOC:
   University of Michigan) (a) (d)                               10,500,000                  10,500,000
University of Michigan, 0.28%,
   5/6/10, (LOC: University
   of Michigan) (a) (d)                                          31,180,000                  31,180,000
                                                                                         --------------
                                                                                             44,460,000
                                                                                         --------------
MINNESOTA (0.8%)
City of Plymouth, Carlson Center
   Project, 0.39%, 5/6/10, (LOC: U.S.
   Bancorp) (a) (d)                                                 400,000                     400,000

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
MUNICIPAL DEMAND NOTES, CONTINUED
MINNESOTA, CONTINUED
City of St Paul, 0.30%, 5/6/10,
   (LOC: U.S. Bancorp) (a) (d)                              $    12,100,000              $   12,100,000
Office of Higher Education,
   Supplemental Student Loan, Series A,
   0.29%, 5/6/10, (LOC: U.S.
   Bancorp) (a) (d)                                              10,000,000                  10,000,000
                                                                                         --------------
                                                                                             22,500,000
                                                                                         --------------
MISSISSIPPI (3.4%)
Business Finance Corp., Chevron USA,
   Inc. Project, Series C, 0.21%,
   5/3/10, (LOC: Chevron) (a) (d)                                35,050,000                  35,050,000
Business Finance Corp., Chevron USA,
   Inc. Project, Series E, 0.22%,
   5/3/10, (LOC: Chevron) (a) (d)                                36,600,000                  36,600,000
Business Finance Corp., Chevron USA,
   Inc. Project, Series G, 0.23%,
   5/3/10, (LOC: Chevron) (a) (d)                                26,000,000                  26,000,000
                                                                                         --------------
                                                                                             97,650,000
                                                                                         --------------
NEW MEXICO (0.2%)
City of Albuquerque Industrial, KTECH
   Corp. Project, 0.35%, 5/6/10,
   (LOC: Wells Fargo & Co.) (a) (d)                               4,045,000                   4,045,000
City of Albuquerque Industrial, KTECH
   Corp. Project, 0.35%, 5/6/10,
   (LOC: Wells Fargo & Co.) (a) (d)                               1,400,000                   1,400,000
                                                                                         --------------
                                                                                              5,445,000
                                                                                         --------------
NEW YORK (0.2%)
New York City Housing Development
   Corp., Verde Apartments, Series A,
   0.26%, 5/6/10, (LOC: JP Morgan,
   Inc.) (a) (d)                                                  6,300,000                   6,300,000
                                                                                         --------------

OHIO (1.3%)
Air Quality Development Authority, AK
   Steel Project, Series B, 0.32%,
   5/5/10, (LOC: Royal Bank
   of Scotland) (a) (d)                                          26,000,000                  26,000,000
City of Cleveland, Airport System,
   Series B, 0.26%, 5/6/10, (LOC: U.S.
   Bancorp) (a) (d)                                               4,650,000                   4,650,000
County of Cuyahoga Health Care
   Facilities, Franciscan Communities,
   Series F, 0.28%, 5/6/10, (LOC: Bank
   of America) (a) (d)                                            1,250,000                   1,250,000
Ohio State University General
   Receipts, 0.26%, 5/7/10, (LOC: Ohio
   State University) (a) (d)                                      6,700,000                   6,700,000
                                                                                         --------------
                                                                                             38,600,000
                                                                                         --------------
PENNSYLVANIA (1.6%)
Berks County Municipal Authority,
   Phoebe-Devitt Homes Project, Series
   C, 0.28%, 5/6/10, (LOC: Banco
   Santander SA) (a) (d)                                          2,710,000                   2,710,000
Blair County Industrial Development
   Authority, 0.30%, 5/6/10,
   (LOC: PNC Bank NA) (a) (d)                                     9,000,000                   9,000,000
Delaware County Industrial
   Development Authority, 0.21%,
   5/3/10, (LOC: United Parcel
   Service, Inc.) (a) (d)                                        33,370,000                  33,370,000
                                                                                         --------------
                                                                                             45,080,000
                                                                                         --------------
SOUTH CAROLINA (1.2%)
Jobs-Economic Development Authority,
   Republic Services, Inc. Project,
   0.30%, 5/6/10, (LOC: Wells Fargo &
   Co.) (a) (d)                                                   6,750,000                   6,750,000
Jobs-Economic Development Authority,
   University Medical Associations
   Refinance Project, 0.27%, 5/3/10,
   (LOC: Wells Fargo & Co.) (a) (d)                              28,100,000                  28,100,000
                                                                                         --------------
                                                                                             34,850,000
                                                                                         --------------
TEXAS (6.8%)
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, AMT, 0.24%,
   5/3/10, (LOC: Exxon Mobil
   Corp.) (a) (d)                                                24,500,000                  24,500,000
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, Series B, AMT,
   0.24%, 5/3/10, (LOC: Exxon Mobil
   Corp.) (a) (d)                                                19,400,000                  19,400,000
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series B, AMT,
   0.24%, 5/3/10, (LOC: Exxon Mobil
   Corp.) (a) (d)                                                50,455,000                  50,455,000
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series B-4, AMT,
   0.24%, 5/3/10, (LOC: Exxon Mobil
   Corp.) (a) (d)                                                10,330,000                  10,330,000
Lower Neches Valley Authority
   Industrial Development Corp., Mobil
   Oil Refining Corp. Project, AMT,
   0.24%, 5/3/10, (LOC: Exxon Mobil
   Corp.) (a) (d)                                                13,300,000                  13,300,000
Port Corpus Christi Industrial
   Development Corp., Citgo Petroleum,
   AMT, 0.30%, 5/5/10,
   (LOC: BNP Paribas) (a) (d)                                    29,200,000                  29,200,000

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
MUNICIPAL DEMAND NOTES, CONTINUED
TEXAS, CONTINUED
State Veterans Housing Fund, Series
   A-2, AMT, GO, 0.32%, 5/5/10,
   (LOC: Wells Fargo & Co.) (a) (d)                         $    14,700,000              $   14,700,000
Veterns Housing Assistance Program,
   Series A, GO, AMT, 0.30%, 5/5/10,
   (LOC: State Street Corp.) (a) (d)                             30,000,000                  30,000,000
Veterns Housing Assistance Program,
   Series A-2, GO, 0.26%, 5/5/10, (LOC:
   JP Morgan, Inc.) (a) (d)                                       5,000,000                   5,000,000
                                                                                         --------------
                                                                                            196,885,000
                                                                                         --------------
UTAH (0.1%)
Telecommunication Open Infrastructure
   Agency, 0.32%, 5/6/10,
   (LOC: FHLB) (a) (d)                                            2,000,000                   2,000,000
                                                                                         --------------

VIRGINIA (0.3%)
Alexandria Industrial Development
   Authority, American Academy of
   Otolaryngology, Series A, 0.32%,
   5/6/10, (LOC: Bank of America) (a) (d)                         8,690,000                   8,690,000
                                                                                         --------------

WASHINGTON (0.2%)
State Housing Finance Commission,
   Multi-Family, Granite Falls
   Retirement Plaza, Series B, 0.32%,
   5/6/10, (LOC: Wells
   Fargo & Co.) (a) (d)                                             845,000                     845,000
State Housing Finance Commission,
   Multi-Family, Sir Summer Ridge
   Associates, Series B, 0.30%, 5/3/10,
   (LOC: U.S. Bancorp) (a) (d)                                      405,000                     405,000
State Housing Finance Commission,
   Multi-Family, Vintage At Everett,
   Series B, 0.30%, 5/6/10, (LOC:
   FNMA) (a) (d)                                                  1,285,000                   1,285,000
State Housing Finance Commission,
   Rockwood Retirement Communities,
   Series B, 0.27%, 5/3/10, (LOC: Wells
   Fargo & Co.) (a) (d)                                           3,945,000                   3,945,000
                                                                                         --------------
                                                                                              6,480,000
                                                                                         --------------
WEST VIRGINIA (0.4%)
Brooke County, Bethany College
   Project, Series B, 0.32%, 5/6/10,
   (LOC: PNC Bank NA) (a) (d)                                     5,000,000                   5,000,000
Economic Development Authority,
   Appalachian Power Co., Series B,
   0.24%, 5/6/10, (LOC: U.S.
   Bancorp) (a) (d)                                               5,600,000                   5,600,000
                                                                                         --------------
                                                                                             10,600,000
                                                                                         --------------
TOTAL MUNICIPAL DEMAND NOTES                                                              1,092,272,000
                                                                                         --------------

                                                                SHARES
                                                            ---------------
MONEY MARKETS (0.2%)
AIM STIT Liquid Assets Portfolio (c)                              4,514,911                   4,514,911
Goldman Sachs Financial Square Prime
   Obligations Fund (c)                                           1,277,694                   1,277,694
                                                                                         --------------
TOTAL MONEY MARKETS                                                                           5,792,605
                                                                                         --------------

                                                               PRINCIPAL
                                                                AMOUNT
                                                            ---------------
REPURCHASE AGREEMENTS (8.1%)
Barclays PLC, 0.19%, dated 4/30/10, due
   5/3/10, (Proceeds at maturity,
   $35,000,554, Collateralized by
   U.S. Treasury Security, 1.00%,
   4/30/12, value $35,700,087)                              $    35,000,000                  35,000,000
Deutsche Bank, 0.19%, dated 4/30/10,
   due 5/3/10, (Proceeds at maturity,
   $110,001,742, Collateralized by
   various U.S. Government Agency
   Securities, 1.75%-2.40%,
   3/8/13-2/10/14,
   value $112,202,613)                                          110,000,000                 110,000,000
Toronto Dominion, 0.19%,
   dated 4/30/10, due 5/3/10,
   (Proceeds at maturity, $80,001,267,
   Collateralized by U.S. Treasury
   Security, 1.00%, 4/30/10
   value $81,600,042)                                            80,000,000                  80,000,000
UBS Investment Bank, 0.18%, dated
   4/30/10, due 5/3/10, (Proceeds at
   maturity, $10,508,158, Collateralized
   by Federal Home Loan Bank, 2.68%,
   3/15/13, value $10,721,702)                                   10,508,000                  10,508,000
                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS                                                                 235,508,000
                                                                                         --------------
TOTAL INVESTMENTS (COST $2,895,022,908)(+) - 99.8%                                        2,895,022,908

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                                  4,591,944
                                                                                         --------------
NET ASSETS - 100.0%                                                                      $2,899,614,852
                                                                                         ==============

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Notes to Schedule of Investments
**  Rate represents the effective yield at purchase.
(+) Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund/portfolio.
(d) Maturity date is next rate reset date.
(e) FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax
CMBS - Commercial Mortgage-Backed Security
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At April 30, 2010, Institutional Money Market's investments were in the following countries:

COUNTRY
--------------------------------------------------------------------------------
Canada                                                                      2.4%
Great Britain                                                               1.2%
Luxembourg                                                                  0.5%
Netherlands                                                                 0.9%
United States                                                              95.0%
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

                     See notes to schedules of investments.

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
CORPORATE BONDS (1.7%)
U.S. GOVERNMENT AGENCIES (1.7%)
General Electric Capital Corp.,
   1.63%, 1/7/11 (e)                                        $    17,604,000              $   17,737,444
Morgan Stanley, 2.90%, 12/1/10 (e)                               10,000,000                  10,141,108
SunTrust Bank, 0.91%, 6/16/10 (a) (d) (e)                         5,000,000                   5,020,411
                                                                                         --------------
TOTAL CORPORATE BONDS                                                                        32,898,963
                                                                                         --------------

MORTGAGE-BACKED SECURITIES (3.6%)
CMBS OTHER (3.6%)
Freddie Mac, 0.30%, 5/6/10 (a) (d)                               25,453,753                  25,453,752
Freddie Mac, 0.30%, 5/6/10 (a) (d)                                2,600,000                   2,600,000
Freddie Mac, 0.30%, 5/6/10 (a) (d)                               41,409,883                  41,409,883
                                                                                         --------------
TOTAL MORTGAGE-BACKED SECURITIES                                                             69,463,635
                                                                                         --------------
U.S. GOVERNMENT AGENCIES (56.1%)
FANNIE MAE (10.9%)
0.18%, 7/7/10 **                                                 15,000,000                  14,994,975
0.19%, 7/13/10 (a)                                               25,000,000                  24,999,852
0.20%, 5/5/10 (a) (d)                                             7,400,000                   7,401,059
0.20%, 6/9/10 **                                                 15,000,000                  14,996,750
0.20%, 7/28/10 **                                                15,000,000                  14,992,667
0.21%, 8/4/10 **                                                 15,000,000                  14,991,687
0.22%, 7/12/10 **                                                11,800,000                  11,794,808
0.23%, 8/11/10 **                                                20,000,000                  19,986,967
0.25%, 8/12/10 **                                                11,910,000                  11,901,481
0.30%, 10/4/10 **                                                20,927,000                  20,899,361
0.32%, 11/15/10 **                                               15,000,000                  14,973,600
0.35%, 12/1/10 **                                                12,000,000                  11,975,746
2.38%, 5/20/10                                                    6,402,000                   6,409,200
2.88%, 10/12/10                                                  10,420,000                  10,537,624
3.00%, 7/12/10                                                    3,000,000                   3,014,606
3.25%, 8/12/10                                                    5,000,000                   5,037,978
6.63%, 11/15/10                                                   2,588,000                   2,676,346
                                                                                         --------------
                                                                                            211,584,707
                                                                                         --------------
FEDERAL FARM CREDIT BANK (5.5%)
0.18%, 5/3/10 (a) (d)                                            50,000,000                  50,000,000
0.18%, 5/24/10 (a) (d)                                           25,000,000                  24,998,168
0.40%, 5/3/10 (a)                                                 7,000,000                   7,000,604
2.00%, 6/11/10                                                    2,400,000                   2,404,663
2.25%, 7/1/10                                                     3,700,000                   3,710,572
4.75%, 5/7/10                                                     8,845,000                   8,851,051
5.25%, 9/13/10                                                   10,356,000                  10,542,051
                                                                                         --------------
                                                                                            107,507,109
                                                                                         --------------
FEDERAL HOME LOAN BANK (15.4%)
0.10%, 5/19/10 (a) (d)                                           26,500,000                  26,493,341
0.17%, 5/18/10 (a) (d)                                           25,000,000                  25,000,000
0.19%, 5/26/10 (a) (d)                                           20,000,000                  20,001,148
0.19%, 7/2/10 **                                                 15,000,000                  14,995,221
0.20%, 7/13/10 (a)                                               25,000,000                  25,000,828
0.25%, 7/27/10 (a)                                               39,025,000                  39,028,849
0.50%, 10/29/10                                                   9,000,000                   9,006,993
0.55%, 5/28/10                                                   10,000,000                  10,001,385
0.65%, 5/11/10                                                   11,500,000                  11,500,481
1.63%, 1/21/11                                                    5,000,000                   5,044,264
2.75%, 6/18/10                                                   10,025,000                  10,057,440
3.00%, 6/11/10                                                   20,250,000                  20,305,561
3.38%, 8/13/10                                                   10,000,000                  10,087,443
3.38%, 10/20/10                                                   6,475,000                   6,567,094
3.50%, 7/16/10                                                   10,000,000                  10,060,955
4.13%, 8/13/10                                                   14,700,000                  14,852,627
4.75%, 8/13/10                                                    7,025,000                   7,113,130
4.88%, 5/14/10                                                   17,665,000                  17,693,403
4.88%, 12/10/10                                                   2,200,000                   2,260,479
5.13%, 9/10/10                                                   13,600,000                  13,827,792
                                                                                         --------------
                                                                                            298,898,434
                                                                                         --------------
FREDDIE MAC (14.6%)
0.09%, 7/12/10 (a) (d)                                           25,000,000                  25,000,000
0.16%, 5/4/10 (a) (d)                                            10,000,000                   9,993,886
0.18%, 7/6/10 **                                                 21,700,000                  21,692,763
0.19%, 7/12/10 (a)                                                5,110,000                   5,109,896
0.20%, 5/1/10 (a) (d)                                             9,174,000                   9,168,633
0.21%, 8/9/10 **                                                 15,000,000                  14,991,250
0.23%, 6/3/10 (a) (d)                                            20,000,000                  20,005,612
0.24%, 8/20/10 **                                                15,000,000                  14,989,131
0.27%, 6/30/10 (a) (d)                                           16,000,000                  16,007,934
0.28%, 7/16/10 (a) (d)                                            1,620,000                   1,620,475
0.28%, 9/20/10 **                                                20,000,000                  19,977,911
0.30%, 5/6/10 (a) (d)                                             7,225,000                   7,225,000
0.31%, 11/9/10 **                                                10,000,000                   9,983,467
0.32%, 6/9/10 (a) (d)                                            25,000,000                  25,032,789
0.34%, 12/16/10 **                                                5,000,000                   4,989,186
1.50%, 1/7/11                                                    10,000,000                  10,076,286
3.13%, 10/25/10                                                  10,000,000                  10,135,121
4.13%, 7/12/10                                                   18,269,000                  18,406,497
4.13%, 10/18/10                                                   5,883,000                   5,984,574
4.50%, 12/16/10                                                   2,000,000                   2,051,231
5.00%, 10/18/10                                                   2,000,000                   2,042,295
5.13%, 8/23/10                                                    3,550,000                   3,602,370
6.88%, 9/15/10                                                   25,500,000                  26,124,181
                                                                                         --------------
                                                                                            284,210,488
                                                                                         --------------
OVERSEAS PRIVATE INVESTMENT CORP. (5.6%)
0.22%, 5/5/10 (a) (d)                                            49,114,000                  49,114,000
0.22%, 5/5/10 (a) (d)                                            17,192,983                  17,192,983
0.22%, 5/5/10 (a) (d)                                            14,736,842                  14,736,842
0.22%, 5/5/10 (a) (d)                                            28,840,000                  28,840,000
                                                                                         --------------
                                                                                            109,883,825
                                                                                         --------------
STRAIGHT-A FUNDING LLC (4.1%)
0.19%, 5/10/10 ** (b)                                            15,000,000                  14,999,288
0.19%, 5/12/10 ** (b)                                            25,000,000                  24,998,549

                                    Continued

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
U.S. GOVERNMENT AGENCIES, CONTINUED
STRAIGHT-A FUNDING LLC, CONTINUED
0.21%, 5/24/10 ** (b)                                          $ 25,000,000              $   24,996,965
0.24%, 6/10/10 ** (b)                                            15,000,000                  14,996,333
                                                                                         --------------
                                                                                             79,991,135
                                                                                         --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                            1,092,075,698
                                                                                         --------------
U.S. TREASURY OBLIGATIONS (0.3%)
U.S. TREASURY NOTES (0.3%)
2.38%, 8/31/10                                                    5,000,000                   5,031,243
                                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                               5,031,243
                                                                                         --------------


                                                                SHARES
                                                            ---------------
MONEY MARKETS (0.1%)
AIM STIT Government & Agency
   Portfolio(c)                                                   1,655,187                   1,655,187
Goldman Sachs Financial Square
   Government Fund (c)                                              285,482                     285,482
                                                                                         --------------
TOTAL MONEY MARKETS                                                                           1,940,669
                                                                                         --------------

                                                               PRINCIPAL
                                                                AMOUNT
                                                            ---------------
REPURCHASE AGREEMENTS (38.2%)
Bank of America Securities, LLC, 0.19%,
   dated 4/30/10, due 5/3/10, (Proceeds
   at maturity, $290,004,592,
   Collateralized by various U.S.
   Treasury Securities, 0.88%-1.38%,
   3/31/11-3/15/13,
   value $295,800,022)                                         $290,000,000                 290,000,000
Barclays PLC, 0.19%, dated 4/30/10, due
   5/3/10, (Proceeds at maturity,
   $155,002,454, Collateralized by U.S.
   Treasury Security, 0.88%, 1/31/12,
   value $158,100,087)                                          155,000,000                 155,000,000
Deutsche Bank, 0.19%, dated 4/30/10,
   due 5/3/10, (Proceeds at maturity,
   $160,002,533, Collateralized by
   various U.S. Government Agency
   Securities, 0.00%-2.75%,
   10/19/11-7/26/13,
   value $163,200,951)                                          160,000,000                 160,000,000
Toronto Dominion, 0.19%,
   dated 4/30/10, due 5/3/10,
   (Proceeds at maturity, $110,001,742,
   Collateralized by various U.S.
   Treasury Securities, 1.00%, 4/30/12,
   value $112,200,045)                                          110,000,000                 110,000,000
UBS Investment Bank, 0.18%, dated
   4/30/10, due 5/3/10, (Proceeds at
   maturity, $29,108,437, Collateralized
   by various U.S. Government Agency
   Securities, 0.00%-5.79%, 10/5/11-2/24/25,
   value $29,691,695)                                            29,108,000                  29,108,000
                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS                                                                 744,108,000
                                                                                         --------------

TOTAL INVESTMENTS (COST $1,945,518,208)(+) - 100.0%                                       1,945,518,208

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                                   (314,130)
                                                                                         --------------
NET ASSETS - 100.0%                                                                      $1,945,204,078
                                                                                         ==============

NOTES TO SCHEDULE OF INVESTMENTS
**  Rate represents the effective yield at purchase.
(+) Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund/portfolio.
(d) Maturity date is next rate reset date.
(e) FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviation is used in the Schedule of Investments:
CMBS - Commercial Mortgage-Backed Security

                     See notes to schedules of investments.

U.S. TREASURY MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT                        VALUE
                                                            ---------------              --------------
CORPORATE BONDS (15.2%)
U.S. Government Agencies (15.2%)
American Express Bank FSB, 1.10%,
   5/10/10 (a) (c) (d)                                      $    38,700,000              $   38,921,812
Bank of America Corp., 0.75%,
   6/2/10 (a) (c) (d)                                            14,825,000                  14,876,252
Bank of America NA, 0.29%,
   6/14/10 (a) (c) (d)                                            9,650,000                   9,653,394
Citigroup Funding, Inc., 0.44%,
   7/30/10 (a) (d)                                               54,750,000                  54,782,563
General Electric Capital Corp.,
   1.63%, 1/7/11 (d)                                             15,000,000                  15,127,874
General Electric Capital Corp.,
   Series G, 0.65%, 6/9/10 (a) (d)                               40,000,000                  40,027,632
Morgan Stanley, 2.90%, 12/1/10 (d)                               14,644,000                  14,856,894
SunTrust Bank, 0.91%, 6/16/10 (a) (c) (d)                        14,685,000                  14,754,430
                                                                                         --------------
TOTAL CORPORATE BONDS                                                                       203,000,851
                                                                                         --------------
U.S. GOVERNMENT AGENCIES (2.2%)
OVERSEAS PRIVATE INVESTMENT CORP. (2.2%)
0.23%, 5/5/10 (a) (c)                                            30,000,000                  30,000,000
                                                                                         --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                               30,000,000
                                                                                         --------------
U.S. TREASURY BILLS (18.4%)
0.07%, 5/6/10 **                                                 25,000,000                  24,999,470
0.14%, 7/15/10 **                                                25,000,000                  24,992,708
0.15%, 7/1/10 **                                                 25,000,000                  24,993,603
0.16%, 5/20/10 **                                                25,000,000                  24,997,902
0.17%, 8/12/10 **                                                15,000,000                  14,992,618
0.22%, 8/26/10 **                                                30,000,000                  29,978,452
0.22%, 10/14/10 **                                               10,000,000                   9,989,856
0.23%, 9/16/10 **                                                20,000,000                  19,982,712
0.25%, 11/18/10 **                                               15,000,000                  14,979,062
0.31%, 6/10/10 **                                                30,000,000                  29,989,842
0.41%, 6/17/10 **                                                25,000,000                  24,986,892
                                                                                         --------------
TOTAL U.S. TREASURY BILLS                                                                   244,883,117
                                                                                         --------------
U.S. TREASURY NOTES (11.4%)
0.88%, 1/31/11                                                   35,000,000                  35,143,054
0.88%, 2/28/11                                                   30,000,000                  30,117,518
2.38%, 8/31/10                                                   35,000,000                  35,234,550
3.63%, 6/15/10                                                   15,000,000                  15,053,587
4.25%, 10/15/10                                                  35,000,000                  35,618,317
                                                                                         --------------
TOTAL U.S. TREASURY NOTES                                                                   151,167,026
                                                                                         --------------

                                                                SHARES
                                                            ---------------
MONEY MARKETS (0.1%)
AIM STIT Treasury Portfolio (b)                                     600,563                     600,563
Goldman Sachs Financial Square
   Treasury Obligations Fund (b)                                    681,054                     681,054
                                                                                         --------------
TOTAL MONEY MARKETS                                                                           1,281,617
                                                                                         --------------

                                                               PRINCIPAL
                                                                AMOUNT
                                                            ---------------
REPURCHASE AGREEMENTS (52.6%)
Bank of America Securities, LLC, 0.18%,
   dated 4/30/10, due 5/3/10, (Proceeds
   at maturity, $104,947,574, Collateralized
   by various U.S. Treasury Securities,
   2.38%-7.13%, 9/30/14-2/15/23
   value $107,044,941)                                      $   104,946,000                 104,946,000
Barclays PLC, 0.19%, dated 4/30/10,
   due 5/3/10, (Proceeds at maturity,
   $140,002,217, Collateralized by
   U.S. Treasury Security, 0.88%
   1/31/12, value $142,800,062                                  140,000,000                 140,000,000
BMO Nesbitt Burns, 0.18%, dated
   4/30/10, due 5/3/10, (Proceeds at
   maturity, $100,001,500, Collateralized
   by various U.S. Treasury Securities,
   0.00%-2.63%, 6/24/10-6/30/14,
   value $102,000,043)                                          100,000,000                 100,000,000
Deutsche Bank, 0.18%, dated 4/30/10,
   due 5/3/10, (Proceeds at maturity,
   $125,001,875, Collateralized by
   various U.S. Treasury Securities,
   1.13%-1.75%, 11/15/11-2/15/12,
   value $127,500,009)                                          125,000,000                 125,000,000
Toronto Dominion, 0.19%, dated
   4/30/10, due 5/3/10, (Proceeds at
   maturity, $230,003,642, Collateralized
   by various U.S. Treasury Securities,
   0.88%-1.38%, 2/28/11-3/15/12,
   value $234,600,004)                                          230,000,000                 230,000,000
                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS                                                                 699,946,000
                                                                                         --------------

TOTAL INVESTMENTS (COST $1,330,278,611)(+) - 99.9%                                        1,330,278,611

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                    790,326
                                                                                         --------------
NET ASSETS - 100.0%                                                                      $1,331,068,937
                                                                                         ==============

                                    Continued

U.S. TREASURY MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
**  Rate represents the effective yield at purchase.
(+) Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2010.
(b) Investment is in Institutional Shares of underlying fund/portfolio.
(c) Maturity date is next rate reset date.
(d) FDIC guaranteed through Treasury Liquidity Guarantee Program.

                     See notes to schedules of investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Open futures contracts as of April 30, 2010:

                                                                                                       UNREALIZED
                             NUMBER OF                                                    NOTIONAL     APPRECIATION/      MARKET
                             CONTRACTS     TYPE   DESCRIPTION                              AMOUNT     (DEPRECIATION)       VALUE
                             ---------     -----------------------------------------                  --------------    -----------
Structured Large Cap Plus           13     Long   S+P 500 Index Futures, 6/17/10        $ 3,790,663   $    55,387       $ 3,846,050
                             =========                                                  ===========   ===========       ===========
Equity Index                        11     Long   S+P 500 Index Futures, 6/17/10          3,239,842        14,508         3,254,350
                             =========                                                  ===========   ===========       ===========
International Equity                 1     Long   ASX SPI 200 Index Futures, 6/17/10        111,294           181           111,475
                                     2     Long   Australian Dollar Futures, 6/14/10        179,947         4,153           184,100
                                     8     Long   British Pound Futures, 6/14/10            753,277        10,373           763,650
                                                  DJ EURO STOXX 50 Index
                                    28     Long      Futures, 6/18/10                     1,050,273       (25,802)        1,024,471
                                     6     Long   Euro Currency Futures, 6/14/10          1,022,383       (24,283)          998,100
                                     9     Long   FTSE 100 Index Futures, 6/18/10           766,208        (7,800)          758,408
                                     4     Long   Japanese Yen Futures, 6/14/10             553,864       (21,314)          532,550
                                     6     Long   TOPIX Index Futures, 6/11/10              587,385        40,496           627,881
                             ---------                                                  -----------   -----------       -----------
                                    64                                                    5,024,631       (23,996)        5,000,635
                             =========                                                  ===========   ===========       ===========
Strategic Income                                  Euro Dollar Futures -
                                   150     Long      90 Day, 3/14/11                     36,982,943       104,558        37,087,501
                             =========                                                  ===========   ===========       ===========
Total Return Bond                                 Euro Dollar Futures -
                                    80     Long      90 Day, 3/14/11                     19,724,236        55,764        19,780,000
                                    60     Long   U.S. Treasury 10-Year Note, 6/21/10     6,947,497       126,878         7,074,375
                                    45     Long   U.S. Treasury 30-Year Note, 6/21/10     5,189,959       167,854         5,357,813
                             ---------                                                  -----------   -----------       -----------
                                   185                                                   31,861,692       350,496        32,212,188
                             =========                                                  ===========   ===========       ===========
Short Term Bond                     15     Long   U.S. Treasury 2-Year Note, 6/30/10      3,260,663         3,009         3,263,672
                             =========                                                  ===========   ===========       ===========

                       See notes to financial statements.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
APRIL 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Open foreign currency contracts as of April 30, 2010:


                                                                                                                       NET
                                                             DELIVERY        UNREALIZED         UNREALIZED         APPRECIATION
                        FUND                                   DATE         APPRECIATION      (DEPRECIATION)      (DEPRECIATION)
------------------------------------------------------       --------       ------------      --------------      --------------
STRATEGIC INCOME
------------------------------------------------------
502,543 Canadian Dollar vs. 47,125,000 Japanese Yen           10/7/10       $         --      $       (8,418)     $       (8,418)
3,001,726 Norwegian Krone vs. 47,125,000 Japanese Yen         10/7/10              2,498                                   2,498
                                                                            ------------      --------------      --------------
                                                                            $      2,498      $       (8,418)     $       (5,920)
                                                                            ============      ==============      ==============

                       See notes to financial statements.

Fifth Third Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

(1) ORGANIZATION

Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the series of the Trust (individually a "Fund" and collectively the "Funds") listed below. Each Fund is a diversified investment company for purposes of the Act, except for Fifth Third Dividend Growth Fund, which is a non-diversified investment company.

FUND NAME
---------
Fifth Third Small Cap Growth Fund ("Small Cap Growth")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth")
Fifth Third Quality Growth Fund ("Quality Growth")
Fifth Third Dividend Growth Fund ("Dividend Growth")
Fifth Third Micro Cap Value Fund ("Micro Cap Value")
Fifth Third Small Cap Value Fund ("Small Cap Value")
Fifth Third All Cap Value Fund ("All Cap Value")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value") Fifth Third Structured Large Cap Plus Fund ("Structured Large Cap Plus") Fifth Third Equity Index Fund ("Equity Index")
Fifth Third International Equity Fund ("International Equity")
Fifth Third Strategic Income Fund ("Strategic Income")
Fifth Third LifeModel Aggressive Fund(SM) ("LifeModel Aggressive(SM)")
Fifth Third LifeModel Moderately Aggressive Fund(SM)
  ("LifeModel Moderately Aggressive(SM)")
Fifth Third LifeModel Moderate Fund(SM) ("LifeModel Moderate(SM)")
Fifth Third LifeModel Moderately Conservative Fund(SM)
  ("LifeModel Moderately Conservative(SM)")
Fifth Third LifeModel Conservative Fund(SM) ("LifeModel Conservative(SM)")
  (the foregoing five funds collectively the "LifeModel Funds(SM)")
Fifth Third High Yield Bond Fund ("High Yield Bond")
Fifth Third Total Return Bond Fund ("Total Return Bond")
Fifth Third Short Term Bond Fund ("Short Term Bond")
Fifth Third Prime Money Market Fund ("Prime Money Market")
Fifth Third Institutional Money Market Fund ("Institutional Money Market") Fifth Third Institutional Government Money Market Fund
  ("Institutional Government Money Market")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or in the over-the-counter market are valued at the latest available sales price on the exchange or system where the security is principally traded (except for securities traded on NASDAQ, which are valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and asked quotations in such principal market. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing mid-market price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities,

                                     1 of 11

Fifth Third Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees ("Trustees") or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures adopted by the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds' net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity may use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity's foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges.

The market value of fair valued securities as a percentage of total net assets as of this report date was 96.56% and 1.02% for International Equity and Total Return Bond, respectively.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

LENDING PORTFOLIO SECURITIES--Each Fund may lend securities up to 33 1/3% of the Fund's total assets (including the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Trustees and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company ("State Street"), to act as Lending Agent and to administer its securities lending program. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

                                     2 of 11

Fifth Third Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day's market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day's market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s). As of April 30, 2010 cash collateral received for the Funds engaged in securities lending was invested in the State Street Navigator Prime Securities Lending Portfolio. Additionally, certain Funds received non-cash collateral, which they are not permitted to sell or re-pledge. The non-cash collateral is made up of U.S. Treasury and U.S. agency bonds and Repurchase Agreements. The maturities range from May 15, 2010 to November 15, 2039, with interest rates ranging from .01% to 8.875%.

                                 MV of Securities        Cash          Non-Cash
            Fund                     on Loan          Collateral      Collateral
--------------------------------------------------------------------------------
Small Cap Growth                   $13,566,765       $14,288,545      $        -
Mid Cap Growth                       7,608,052         7,974,056               0
Quality Growth                      10,461,213        10,917,836               0
Equity Index                         4,309,536         4,489,443          25,841
All Cap Value                       11,265,073        11,759,089               0
Disciplined Large Cap Value         21,757,203        17,115,231       5,645,516
Strategic Income                    14,796,480        15,229,574             254
Dividend Growth                      2,231,256         2,317,961               0
International Equity                49,689,798        51,568,301         444,640
High Yield Bond                      4,441,835         4,513,753               0
Total Return Bond                   29,996,044        30,329,807               0
Short Term Bond                     27,705,951        25,196,549       3,025,688

See Note 8 - Lehman Brothers Bankruptcy and Default on Securities Lending

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative and distribution fees.

(3) SECURITIES AND OTHER INVESTMENTS

REPURCHASE AGREEMENTS--The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor") to be creditworthy. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SHORT SALES -- Structured Large Cap Plus may sell securities short, whereby it sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security's price. The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a "short against the box"), as the security's price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security's price rises. The Fund realizes a gain

                                     3 of 11

Fifth Third Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions. See Notes to Schedule of Investments.

As described in the Structured Large Cap Plus Fund's (the "Fund") Prospectuses, the Fund may sell securities short as part if its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to bankruptcy, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions that Fund management believes to be incorrect and materially disadvantageous to the Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 12, 2009. The Fund has established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102). The substance of the dispute itself has not been resolved. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with the Trust, and therefore are not invested in accordance with the Fund's investment strategy. The assets in the escrow account do not belong to the Fund or its shareholders. These assets also are not available to meet the Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of favorable outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the litigation will lose the right to benefit, should the outcome be favorable.

While the Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the Fund or its shareholders.

In accordance with the Fund's prospectuses, the Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. In addition, these expenses, as well as declines in assets resulting from recent market conditions, may result in the Fund's expense ratio for the current fiscal year being materially higher than that reflected in the Fund's prospectuses. The Fund had incurred $350,233 of extraordinary legal expenses as of 7/31/2009 and $112,016 as of 4/30/2010.

The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

Beginning in March 2009, the new prime broker for the Fund's short sales is Pershing, LLC. Pershing, LLC is a subsidiary of the Bank of New York Mellon Corporation.

The LifeModel Funds(SM) invest in Structured Large Cap Plus. An increase in the expense ratio of Structured Large Cap Plus will affect the return on investments by the LifeModel Funds(SM).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery ("TBAs") transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

                                     4 of 11

Fifth Third Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

To the extent the Funds hold these types of securities, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

(4) FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS--The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. Foreign currency contracts open as of this report date are listed in the Notes to Schedules of Investments.

FUTURES CONTRACTS--The Funds, with the exception of Dividend Growth, may enter into futures contracts which represent a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Cash and/or securities are segregated or delivered to dealers in order to maintain a position ("initial margin"). Subsequent payments made or received by a Fund based on the daily change in the market value of the position ("variation margin") are recorded as receivable or payable. The Funds recognize unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Futures contracts open as of this report date are listed in the Notes to Schedules of Investments.

5) RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the "Securities Act") and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain sale restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by FTAM's Pricing Committee, comprised of personnel of the Advisor, subject to oversight by the Trustees, and in accordance with the Trust's Security Valuation Procedures, which have been approved by the Trustees of the Trust. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At April 30, 2010, Quality Growth, Strategic Income, Total Return Bond and Short Term Bond held the following restricted securities:

                                                                                                             VALUE AS % OF
                                      SECURITY TYPE    ACQUISITION DATE    ACQUISITION COST    FAIR VALUE      NET ASSETS
                                      -------------    ----------------    ----------------    ----------    -------------
QUALITY GROWTH
--------------                        Asset-Backed
Aerco, Ltd., Series 2A, Class A3       Securities          2/28/2007         $   76,618        $   40,150         0.01%
                                                                             ==========        ==========         =====

STRATEGIC INCOME
----------------                      Asset-Backed
Aerco, Ltd., Series 2A, Class A3       Securities          2/28/2007         $  922,178        $  441,652         0.44%
                                                                             ==========        ==========         =====

TOTAL RETURN BOND
-----------------                     Asset-Backed
Aerco, Ltd., Series 2A, Class A3       Securities          2/28/2007          1,850,253        $  911,409         0.29%
Westpac Capital Trust IV             Corporate Bonds        2/8/2007          1,386,386         1,326,048         0.43%
Restructured Assets Certificates,    Mortgage-Backed
Series 2006-9, Class P                 Securities          8/10/2006          5,234,953         3,158,925         1.02%
                                                                             ----------        ----------         -----
                                                                             $8,471,592        $5,396,382         1.74%
                                                                             ==========        ==========         =====
SHORT TERM BOND
---------------
SVO VOI Mortgage Corp., Series        Asset-Backed
2005-AA, Class A                       Securities         11/16/2005         $1,289,252        $  614,235         0.21%
                                                                             ==========        ==========         =====

                                     5 of 11

Fifth Third Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

(6) PRINCIPAL RISKS

CONCENTRATION RISK - International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

MARKET AND CREDIT RISK - In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

INTEREST RATE RISK - Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

FOREIGN CURRENCY RISK - If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

(7) FAIR VALUE MEASUREMENTS
The various inputs used in determining the fair value of the Funds' investments are summarized in the three broad levels listed below:
     o Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the fair value hierarchy according to the inputs used as of April 30, 2010 in valuing the Funds' assets and liabilities:

                                                                            Fair Value Measurement at 4/30/2010 using
                                                              --------------------------------------------------------------------
                                                              Quoted Prices in      Significant
                                                               Active Markets          Other         Significant
                                                                for Identical       Observable      Unobservable
                                                                 Investments          Inputs           Inputs           Value at
                                                                  (Level 1)          (Level 2)        (Level 3)        4/30/2010
                                                              --------------------------------------------------------------------
SMALL CAP GROWTH
     Common Stocks*                                           $     46,883,734    $          -      $        -      $   46,883,734
     Investment Companies                                           13,903,164               -               -          13,903,164
     Investments in Affiliates                                       2,041,558               -               -           2,041,558
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     62,828,456    $          -      $        -      $   62,828,456
                                                              ================    ==============    ============    ==============

MID CAP GROWTH
     Common Stocks*                                           $     92,020,755    $          -      $        -      $   92,020,755
     Investment Companies                                            7,792,570               -               -           7,792,570
     Investments in Affiliates                                       1,122,391               -               -           1,122,391
                                                              ----------------    --------------    ------------    --------------
Total                                                         $    100,935,716    $          -      $        -      $  100,935,716
                                                              ================    ==============    ============    ==============

QUALITY GROWTH
     Common Stocks*                                           $    327,018,167    $          -      $        -      $  327,018,167
     Investment Companies                                           10,708,500               -               -          10,708,500
     Asset-Backed Securities           Manufactured Housing                -              94,272             -              94,272
                                       ABS Other Other ABS                 -                 -            40,150            40,150
     Corporate Bonds                                                       -             198,420             -             198,420
     Mortgage-Backed Securities                                            -             781,080             -             781,080
     U.S. Government Agencies                                              -             851,573             -             851,573
     Investments in Affiliates                                       7,050,742               -               -           7,050,742
                                                              ----------------    --------------    ------------    --------------
Total                                                         $    344,777,409    $    1,925,345    $     40,150    $  346,742,904
                                                              ================    ==============    ============    ==============

DIVIDEND GROWTH
     Common Stocks*                                           $      7,859,850    $          -      $        -      $    7,859,850
     Investment Companies                                            2,281,884               -               -           2,281,884
     Investments in Affiliates                                         107,917               -               -             107,917
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     10,249,651    $          -      $        -      $   10,249,651
                                                              ================    ==============    ============    ==============

MICRO CAP VALUE
     Common Stocks*                                           $     36,153,455    $          -      $        -      $   36,153,455
     Investments in Affiliates                                       3,955,548               -               -           3,955,548
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     40,109,003    $          -      $        -      $   40,109,003
                                                              ================    ==============    ============    ==============

                                     6 of 11

                                                                            Fair Value Measurement at 4/30/2010 using
                                                              --------------------------------------------------------------------
                                                              Quoted Prices in      Significant
                                                               Active Markets          Other         Significant
                                                                for Identical       Observable      Unobservable
                                                                 Investments          Inputs           Inputs           Value at
                                                                  (Level 1)          (Level 2)        (Level 3)        4/30/2010
                                                              --------------------------------------------------------------------
SMALL CAP VALUE
     Common Stocks*                                           $     65,986,396    $          -      $        -      $   65,986,396
     Investments in Affiliates                                       3,275,112               -               -           3,275,112
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     69,261,508    $          -      $        -      $   69,261,508
                                                              ================    ==============    ============    ==============

ALL CAP VALUE
     Common Stocks*                                           $    144,520,854    $          -      $        -      $  144,520,854
     Investment Companies                                           11,576,077               -               -          11,576,077
     Investments in Affiliates                                       1,700,770               -               -           1,700,770
                                                              ----------------    --------------    ------------    --------------
Total                                                         $    157,797,701    $          -      $        -      $  157,797,701
                                                              ================    ==============    ============    ==============

DISCIPLINED LARGE CAP VALUE
     Common Stocks*                                           $    376,709,579    $          -      $        -      $  376,709,579
     Investment Companies                                           16,813,914               -               -          16,813,914
     Investments in Affiliates                                       7,805,799               -               -           7,805,799
                                                              ----------------    --------------    ------------    --------------
Total                                                         $    401,329,292    $          -      $        -      $  401,329,292
                                                              ================    ==============    ============    ==============

STRUCTURED LARGE CAP PLUS
     Common Stocks*                                           $    110,487,976    $          -      $        -      $  110,487,976
     Investments in Affiliates                                       2,774,165               -               -           2,774,165
     Securities Sold Short                                         (25,612,637)              -               -         (25,612,637)
     Other Financial Instruments**                                      55,387               -               -              55,387
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     87,704,891    $          -      $        -      $   87,704,891
                                                              ================    ==============    ============    ==============

Equity Index
     Common Stocks*                                           $    292,804,237    $          -      $        -      $  292,804,237
     Investment Companies                                            4,390,060               -               -           4,390,060
     Investments in Affiliates                                       3,596,950               -               -           3,596,950
     Other Financial Instruments**                                      14,508               -               -              14,508
                                                              ----------------    --------------    ------------    --------------
Total                                                         $    300,805,755    $          -      $        -      $  300,805,755
                                                              ================    ==============    ============    ==============

INTERNATIONAL EQUITY
     Foreign Stocks*                                          $    248,749,178    $          -      $        -      $  248,749,178
     Investment Companies                                           56,355,889               -               -          56,355,889
     Investments in Affiliates                                       2,590,650               -               -           2,590,650
     Other Financial Instruments**                                     (23,996)              -               -             (23,996)
                                                              ----------------    --------------    ------------    --------------
Total                                                         $    307,671,721    $          -      $        -      $  307,671,721
                                                              ================    ==============    ============    ==============

                                     7 of 11

                                                                            Fair Value Measurement at 4/30/2010 using
                                                              --------------------------------------------------------------------
                                                              Quoted Prices in      Significant
                                                               Active Markets          Other         Significant
                                                                for Identical       Observable      Unobservable
                                                                 Investments          Inputs           Inputs           Value at
                                                                  (Level 1)          (Level 2)        (Level 3)        4/30/2010
                                                              --------------------------------------------------------------------
STRATEGIC INCOME
     Asset-Backed Securities           Other ABS              $            -      $    1,435,588    $    441,652    $    1,877,240
                                       Other                               -           1,569,797             -           1,569,797
     Corporate Bonds                                                       -          22,843,521             -          22,843,521
     Foreign Bonds                                                         -           5,371,466             -           5,371,466
     Mortgage-Backed Securities                                            -           4,327,655             -           4,327,655
     U.S. Government Agencies                                              -           2,864,144             -           2,864,144
     U.S. Treasury Obligation                                              -             937,422             -             937,422
     Common Stocks*                                                  8,677,133               -               -           8,677,133
     Investment Companies                                           18,524,349               -               -          18,524,349
     Convertible Preferred Stock                                     2,203,375               -               -           2,203,375
     Preferred Stock                                                41,742,058               -               -          41,742,058
     Investments in Affiliates                                       4,855,082               -               -           4,855,082
     Other Financial Instruments**                                      98,638               -               -              98,638
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     76,100,635    $   39,349,593    $    441,652    $  115,891,880
                                                              ================    ==============    ============    ==============

LIFEMODEL AGGRESSIVE
     Investments in Affiliates                                $    118,963,634    $          -      $        -      $  118,963,634
                                                              ----------------    --------------    ------------    --------------
Total                                                         $    118,963,634    $          -      $        -      $  118,963,634
                                                              ================    ==============    ============    ==============

LIFEMODEL MODERATELY AGGRESSIVE
     Investments in Affiliates                                $    218,013,123    $          -      $        -      $  218,013,123
                                                              ----------------    --------------    ------------    --------------
Total                                                         $    218,013,123    $          -      $        -      $  218,013,123
                                                              ================    ==============    ============    ==============

LIFEMODEL MODERATE
     Investments in Affiliates                                $    274,904,755    $          -      $        -      $  274,904,755
                                                              ----------------    --------------    ------------    --------------
Total                                                         $    274,904,755    $          -      $        -      $  274,904,755
                                                              ================    ==============    ============    ==============

LIFEMODEL MODERATELY CONSERVATIVE
     Investments in Affiliates                                $     62,820,674    $          -      $        -      $   62,820,674
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     62,820,674    $          -      $        -      $   62,820,674
                                                              ================    ==============    ============    ==============

LIFEMODEL CONSERVATIVE
     Investments in Affiliates                                $     42,306,931    $          -      $        -      $   42,306,931
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     42,306,931    $          -      $        -      $   42,306,931
                                                              ================    ==============    ============    ==============

                                     8 of 11

                                                                            Fair Value Measurement at 4/30/2010 using
                                                              --------------------------------------------------------------------
                                                              Quoted Prices in      Significant
                                                               Active Markets          Other         Significant
                                                                for Identical       Observable      Unobservable
                                                                 Investments          Inputs           Inputs           Value at
                                                                  (Level 1)          (Level 2)        (Level 3)        4/30/2010
                                                              --------------------------------------------------------------------
HIGH YIELD BOND
     Corporate Bonds                                          $            -      $   47,457,484    $        -      $   47,457,484
     Foreign Bonds                                                         -           5,657,144             -           5,657,144
     Investment Companies                                            4,533,998               -               -           4,533,998
     Preferred Stock                                                   169,856               -               -             169,856
     Investment in Affiliates                                          986,739               -               -             986,739
                                                              ----------------    --------------    ------------    --------------
Total                                                         $      5,690,593    $   53,114,628    $        -      $   58,805,221
                                                              ================    ==============    ============    ==============

TOTAL RETURN BOND
     Asset-Backed Securities        Other ABS                 $            -      $    5,757,590    $    911,409    $    6,668,999
                                    Other                                  -          14,595,656             -          14,595,656
     Corporate Bonds                                                       -          55,624,638             -          55,624,638
     Foreign Bonds*                                                        -          12,961,053             -          12,961,053
     Mortgage-Backed Securities     Agency Collateral Other                -                 -         3,158,925         3,158,925
                                    CMBS Subordinated                      -           8,334,167       4,618,083        12,952,250
                                    Other                                  -          41,876,442             -          41,876,442
     U.S. Government Agency                                                -         116,865,456             -         116,865,456
     U.S. Treasury Obligations                                             -          27,229,093             -          27,229,093
     Investment Companies                                           30,618,585               -               -          30,618,585
     Preferred Stocks                                                3,828,932               -               -           3,828,932
     Investment in Affiliates                                       10,437,543               -               -          10,437,543
     Other Financial Instruments**                                     350,496               -               -             350,496
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     45,235,556    $  283,244,095    $  8,688,417    $  337,168,068
                                                              ================    ==============    ============    ==============

SHORT TERM BOND
     Asset-Backed Securities                                  $            -      $   21,894,282    $        -      $   21,894,282
     Corporate Bonds                                                       -          59,344,052             -          59,344,052
     Foreign Bonds*                                                        -          16,968,118             -          16,968,118
     Mortgage-Backed Securities                                            -          36,315,434             -          36,315,434
     Municipal Bonds                                                       -             115,714             -             115,714
     U.S. Government Agencies                                              -         126,736,756             -         126,736,756
     U.S. Treasury Obligations                                             -          25,088,668             -          25,088,668
     Investment Companies                                           25,246,288               -               -          25,246,288
     Investment in Affiliates                                       13,941,087               -               -          13,941,087
     Other Financial Instruments**                                       3,009               -               -               3,009
                                                              ----------------    --------------    ------------    --------------
Total                                                         $     39,190,384    $  286,463,024    $        -      $  325,653,408
                                                              ================    ==============    ============    ==============

                                     9 of 11

                                                                            Fair Value Measurement at 4/30/2010 using
                                                              --------------------------------------------------------------------
                                                              Quoted Prices in      Significant
                                                               Active Markets          Other         Significant
                                                                for Identical       Observable      Unobservable
                                                                 Investments          Inputs           Inputs           Value at
                                                                  (Level 1)          (Level 2)        (Level 3)        4/30/2010
                                                              --------------------------------------------------------------------
PRIME MONEY MARKET
     Corporate Bonds                                          $            -      $  122,096,328    $        -      $  122,096,328
     U.S. Government Agencies                                              -         137,498,042             -         137,498,042
     U.S. Treasury Obligations                                             -           5,031,243             -           5,031,243
     Certificates of Deposit                                               -          35,002,238             -          35,002,238
     Commercial Paper                                                      -         117,719,113             -         117,719,113
     Demand Notes                                                          -          78,480,000             -          78,480,000
     Municipal Demand Notes                                                -         356,538,000             -         356,538,000
     Money Markets                                                   9,916,278               -               -           9,916,278
     Repurchase Agreements                                                 -          86,676,000             -          86,676,000
                                                              ----------------    --------------    ------------    --------------
Total                                                         $      9,916,278    $  939,040,964    $        -      $  948,957,242
                                                              ================    ==============    ============    ==============

INSTITUTIONAL MONEY MARKET
     Corporate Bonds                                          $            -      $  296,963,788    $        -      $  296,963,788
     Mortgage-Backed Securities                                            -           7,361,757             -           7,361,757
     U.S. Government Agencies                                              -         397,924,974             -         397,924,974
     U.S. Treasury Obligations                                             -          10,062,485             -          10,062,485
     Certificates of Deposit                                               -         120,007,599             -         120,007,599
     Commercial Paper                                                      -         620,729,700             -         620,729,700
     Demand Notes                                                          -         108,400,000             -         108,400,000
     Municipal Demand Notes                                                -       1,092,272,000             -       1,092,272,000
     Money Markets                                                   5,792,605               -               -           5,792,605
     Repurchase Agreements                                                 -         235,508,000             -         235,508,000
                                                              ----------------    --------------    ------------    --------------
Total                                                         $      5,792,605    $2,889,230,303    $        -      $2,895,022,908
                                                              ================    ==============    ============    ==============

INSTITUTIONAL GOVERNMENT MONEY MARKET
     Corporate Bonds                                          $            -      $   32,898,963    $        -      $   32,898,963
     Mortgage-Backed Securities                                            -          69,463,635             -          69,463,635
     U.S. Government Agencies                                              -       1,092,075,698             -       1,092,075,698
     U.S. Treasury Obligations                                             -           5,031,243             -           5,031,243
     Money Markets                                                   1,940,669               -               -           1,940,669
     Repurchase Agreements                                                 -         744,108,000             -         744,108,000
                                                              ----------------    --------------    ------------    --------------
Total                                                         $      1,940,669    $1,943,577,539    $        -      $1,945,518,208
                                                              ================    ==============    ============    ==============

U.S. TREASURY MONEY MARKET
     Corporate Bonds                                          $            -      $  203,000,851    $        -      $  203,000,851
     U.S Government Agencies                                               -          30,000,000             -          30,000,000
     U.S. Treasury Bills                                                   -         244,883,117             -         244,883,117
     U.S. Treasury Notes                                                   -         151,167,026             -         151,167,026
     Money Markets                                                   1,281,617               -               -           1,281,617
     Repurchase Agreements                                                 -         699,946,000             -         699,946,000
                                                              ----------------    --------------    ------------    --------------
Total                                                         $      1,281,617    $1,328,996,994    $        -      $1,330,278,611
                                                              ================    ==============    ============    ==============

* Refer to Schedules of Investments for further information by industry/type and country.

** Other financial instruments include open futures and forwards contracts which were valued at the unrealized appreciation/(depreciation) on the instrument.

                                    10 of 11

Fifth Third Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

The following is a reconciliation of the fair value measurements using significant unobservable inputs for the Fund during the six months ended April 30, 2010:



                                                                                       Total Change
                              Beginning       Net        Accrued                      in unrealized      Transfers       Ending
                               balance     purchases    discounts    Total realized    appreciation      in and/or       balance
    Quality Growth            7/31/2009     (sales)     (premiums)   gains (losses)   (depreciation)   out of Level 3   4/30/2010
---------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities
   Other ABS                  $  29,963    $(11,678)    $    3,067   $          424   $       18,375   $            -   $  40,150
--------------------------------------------------------------------------------------------------------------------------------
Total                         $  29,963    $(11,678)    $    3,067   $          424   $       18,375   $            -   $  40,150

                                                                                       Total Change
                              Beginning       Net        Accrued                      in unrealized      Transfers       Ending
                               balance     purchases    discounts    Total realized    appreciation      in and/or       balance
   Strategic Income           7/31/2009     (sales)     (premiums)   gains (losses)   (depreciation)   out of Level 3   4/30/2010
---------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities
   Other ABS                  $ 329,590    $(128,459)   $   39,615   $        3,724   $     197,182    $            -   $ 441,652
---------------------------------------------------------------------------------------------------------------------------------
Total                         $ 329,590    $(128,459)   $   39,615   $        3,724   $     197,182    $            -   $ 441,652

                                                                                        Total Change
                              Beginning        Net        Accrued                      in unrealized      Transfers       Ending
                               balance      purchases    discounts    Total realized    appreciation      in and/or       balance
   Total Return Bond          7/31/2009      (sales)     (premiums)   gains (losses)   (depreciation)   out of Level 3   4/30/2010
----------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities
   Other ABS                 $    680,153  $  (265,094) $    75,464   $        9,033   $      411,852   $            -  $  911,409
Mortgage Backed Securities
   Agency Collateral Other      2,160,375            -            2                -          998,548                -   3,158,925
   CMBS Other                   3,960,000   (4,000,000)           -                -           40,000                -           -
   CMBS Subordinated            4,316,500            -            9                -          301,574                -   4,618,083
---------------------------------------------------------------------------------------------------------------------------------
Total                        $ 11,117,028  $(4,265,094) $    75,474   $        9,033   $    1,751,975   $            -  $8,688,417

(8) LEHMAN BROTHERS BANKRUPTCY AND DEFAULT ON SECURITIES LENDING

On September 15, 2008, Lehman Brothers (Lehman) filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The securities lending agreements between Lehman and each Fund were terminated by Lehman's bankruptcy filing and Lehman's failure to return the borrowed securities. Under the agreements and due to borrower default, each Fund had the right to seize the collateral pledged by Lehman as security for the borrowed securities. The collateral was liquidated to fund the cost of replacement securities purchased, which were the same as the securities that were on loan and not returned. For financial reporting purposes, the transactions are treated as a sale as of September 17, 2008 of the original securities recognizing gain (loss) and a new purchase of replacement securities with a new basis and holding period. For Federal income tax purposes, however, the Internal Revenue Service concluded in Revenue Procedure 2008-63 that the purchase of replacement securities will be considered a non-taxable event (not as a sale and purchase and no recognition of gain (loss), change in basis or holding period), provided the requirements under Internal Revenue Code (IRC) Section 1058(b) are met. The Funds believe all requirements of the Revenue Procedure have been met.

                                               Net Realized Gain (Loss)
Fund                                       on Sale of Original Securities
---------------------                    ----------------------------------
Micro Cap Value                                      $ (78,548)
Small Cap Value                                       (153,200)
Equity Index                                          (248,631)
High Yield Bond                                       (114,109)

                                    11 of 11

ITEM 2.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.     EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President

Date:  June 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President
(Principal Executive Officer)

Date:  June 17, 2010

/s/ Shannon King
----------------
Shannon King
Treasurer
(Principal Financial and Accounting Officer)

Date:  June 17, 2010